UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Lawrence Davanzo, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.6%††
Consumer Discretionary — 18.0%
10,850	Aeropostale, Inc. †	$252,262
22,580	Amazon.com, Inc. †	3,546,415
11,630	American Eagle Outfitters, Inc.	173,985
31,127	Apollo Group, Inc., Class A †	1,598,371
17,774	Best Buy Co., Inc.	725,712
900	Big Lots, Inc. †	29,925
2,300	Brinker International, Inc.	43,378
26,100	Cablevision Systems Corp., Class A	683,559
1,400	Career Education Corp. †	30,058
13,500	CBS Corp., Class B	214,110
10,400	Chico's FAS, Inc.	109,408
5,700	Coach, Inc.	244,872
33,914	Dick's Sporting Goods, Inc. †	950,949
6,823	Discovery Communications, Inc., Class A †	297,142
8,892	Discovery Communications, Inc., Class C †	339,585
15,500	DISH Network Corp., Class A	296,980
22,800	Dollar Tree, Inc. †	1,111,728
4,900	Expedia, Inc.	138,229
21,600	Foot Locker, Inc.	313,848
13,000	Ford Motor Co. †	159,120
13,400	Fortune Brands, Inc.	659,682
20,800	Gap, Inc. (The)	387,712
5,300	Garmin, Ltd.	160,855
13,400	Gentex Corp.	261,434
1,400	Goodyear Tire & Rubber Co. (The) †	15,050
1,700	Guess?, Inc.	69,071
700	H&R Block, Inc.	9,065
12,200	Harley-Davidson, Inc.	346,968
5,600	Hillenbrand, Inc.	120,456
5,500	International Game Technology	79,475
8,400	Interpublic Group of Cos., Inc. (The) †	84,252
4,500	Jarden Corp.	140,085
1,100	John Wiley & Sons, Inc., Class A	44,946
6,610	Kohl's Corp. †	348,215
7,300	Las Vegas Sands Corp. †	254,405
3,900	Lear Corp. †	307,827
17,900	Leggett & Platt, Inc.	407,404
11,300	Lennar Corp., Class A	173,794
6,300	Liberty Global, Inc., Class A †	194,103
42,300	Lowe's Cos., Inc.	942,867
2,400	Ltd. Brands, Inc.	64,272
1,800	Marriott International, Inc., Class A	64,494
4,400	Mattel, Inc.	103,224
28,018	McDonald's Corp.	2,087,621
2,800	Morningstar, Inc. †	124,768
10,900	NetFlix, Inc. †	1,767,544
4,600	Newell Rubbermaid, Inc.	81,926
800	News Corp., Class A	10,448
16,239	Nordstrom, Inc.	604,091
7,100	Omnicom Group, Inc.	280,308
1,100	PetSmart, Inc.	38,500
1,000	Phillips-Van Heusen Corp.	60,160
7,517	priceline.com, Inc. †	2,618,472
6,500	RadioShack Corp.	138,645
14,600	Regal Entertainment Group, Class A	191,552
1,300	Royal Caribbean Cruises, Ltd. †	40,989
15,100	Scripps Networks Interactive, Inc., Class A	718,458
2,500	Starbucks Corp.	63,950
24,800	Starwood Hotels & Resorts Worldwide, Inc.	1,303,240

Shares		Value

Consumer Discretionary (continued)
217	Strayer Education, Inc.	$37,867
65,225	Target Corp.	3,485,624
700	Time Warner Cable, Inc., Class A	37,793
3,500	Time Warner, Inc.	107,275
2,281	TJX Cos., Inc.	101,801
3,671	Urban Outfitters, Inc. †	115,416
12,900	Virgin Media Inc.	296,958
23,422	Walt Disney Co. (The)	775,502
10,100	Weight Watchers International, Inc.	315,019
5,900	Williams-Sonoma, Inc.	187,030
		32,090,249
Consumer Staples — 8.0%
33,372	Altria Group, Inc.	801,595
29,558	Avon Products, Inc.	949,108
23,334	Coca-Cola Co. (The)	1,365,506
1,500	Coca-Cola Enterprises, Inc.	46,500
23,118	Costco Wholesale Corp.	1,490,880
8,765	Diageo PLC ADR	604,872
700	Green Mountain Coffee Roasters, Inc. †	21,833
6,700	Herbalife, Ltd.	404,345
4,974	Lorillard, Inc.	399,462
11,900	Mead Johnson Nutrition Co., Class A	677,229
26,866	PepsiCo, Inc.	1,784,977
69,193	Philip Morris International, Inc.	3,876,192
9,400	Procter & Gamble Co. (The)	563,718
3,500	Sara Lee Corp.	47,005
7,600	SUPERVALU, Inc.	87,628
2,200	Sysco Corp.	62,744
19,097	Wal-Mart Stores, Inc.	1,022,071
		14,205,665
Energy — 6.9%
29,757	Anadarko Petroleum Corp.	1,697,637
8,600	Atlas Energy, Inc. †	246,304
7,900	Cobalt International Energy, Inc. †	75,445
5,100	Concho Resources, Inc. †	337,467
700	Continental Resources, Inc. †	32,452
1,100	Core Laboratories NV	96,844
40,718	Exxon Mobil Corp.	2,515,965
26,200	Frontline, Ltd.	744,866
4,200	Holly Corp.	120,750
4,400	Mariner Energy, Inc. †	106,612
100	Massey Energy Co.	3,102
1,400	Oil States International, Inc. †	65,170
5,300	Patterson-UTI Energy, Inc.	90,524
89,865	Petrohawk Energy Corp. †	1,450,421
19,500	Quicksilver Resources, Inc. †	245,700
41,243	Schlumberger, Ltd.	2,540,981
1,900	SM Energy Co.	71,174
3,600	Spectra Energy Corp.	81,180
2,200	Superior Energy Services, Inc. †	58,718
6,000	Teekay Corp.	160,380
4,900	Tidewater, Inc.	219,569
1,600	Ultra Petroleum Corp. †	67,168
74,775	Weatherford International, Ltd. †	1,278,653
		12,307,082
Financials — 4.2%
1,800	American Financial Group, Inc.	55,044
21,800	Annaly Capital Management, Inc.	383,680
2,300	Ares Capital Corp.	35,995
500	Arthur J. Gallagher & Co.	13,185
6,200	Bank of America Corp.	81,282
1,700	BlackRock, Inc., Class A	289,425
2,000	Boston Properties, Inc.	166,240
100	Brandywine Realty Trust	1,225

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Financials (continued)
60,435	Charles Schwab Corp. (The)	$840,046
9,700	Equity Residential	461,429
9,963	Goldman Sachs Group, Inc. (The)	1,440,451
10,466	IntercontinentalExchange, Inc. †	1,096,000
4,600	Macerich Co. (The)	197,570
2,900	Marsh & McLennan, Inc.	69,948
23,600	New York Community Bancorp, Inc.	383,500
2,600	PartnerRe, Ltd.	208,468
4,800	Principal Financial Group, Inc.	124,416
9,700	Protective Life Corp.	211,072
2,000	Realty Income Corp.	67,440
53,041	TD Ameritrade Holding Corp. †	856,612
9,400	TFS Financial Corp.	86,386
500	Ventas, Inc.	25,785
6,600	Waddell & Reed Financial, Inc., Class A	180,576
9,700	Washington Federal, Inc.	148,022
		7,423,797
Health Care — 12.1%
24,002	Abbott Laboratories	1,253,864
1,700	Alere, Inc. †	52,581
26,900	Allergan, Inc.	1,789,657
13,400	Allscripts Healthcare Solutions, Inc. †	247,498
3,268	Becton Dickinson and Co.	242,159
28,300	Bristol-Myers Squibb Co.	767,213
43,431	Celgene Corp. †	2,502,060
1,300	Cerner Corp. †	109,187
1,000	Dendreon Corp. †	41,180
4,498	DENTSPLY International, Inc.	143,801
7,800	Eli Lilly & Co.	284,934
31,800	Express Scripts, Inc., Class A †	1,548,660
52,238	Gilead Sciences, Inc. †	1,860,195
3,200	Hill-Rom Holdings, Inc.	114,848
700	Human Genome Sciences, Inc. †	20,853
314	IDEXX Laboratories, Inc. †	19,380
4,433	Intuitive Surgical, Inc. †	1,257,819
30,578	Johnson & Johnson	1,894,613
3,657	Laboratory Corp. of America Holdings †	286,819
1,301	Mednax, Inc. †	69,343
18,074	Medtronic, Inc.	606,925
56,570	Myriad Genetics, Inc. †	928,314
22,420	NuVasive, Inc. †	787,839
4,613	Patterson Cos., Inc.	132,162
19,400	Perrigo Co.	1,245,868
866	Resmed, Inc. †	28,414
11,195	St. Jude Medical, Inc. †	440,411
3,800	Techne Corp.	234,574
20,500	Teva Pharmaceutical Industries, Ltd. ADR	1,081,375
27,030	WellPoint, Inc. †	1,530,979
		21,523,525
Industrials — 11.5%
11,001	3M Co.	953,897
2,400	Bucyrus International, Inc., Class A	166,440
12,800	Caterpillar, Inc.	1,007,104
5,000	CH Robinson Worldwide, Inc.	349,600
5,700	Crane Co.	216,258
2,800	CSX Corp.	154,896
4,100	Deere & Co.	286,098
900	Emerson Electric Co.	47,394
36,450	Expeditors International of Washington, Inc.	1,685,083
13,500	Fastenal Co.	718,065
30,330	Fluor Corp.	1,502,245
20,524	General Dynamics Corp.	1,289,112
46,200	General Electric Co.	750,750

Shares		Value

Industrials (continued)
13,020	Goodrich Corp.	$959,965
25,447	Honeywell International, Inc.	1,118,141
3,839	Hubbell, Inc., Class B	194,829
4,664	Illinois Tool Works, Inc.	219,301
3,881	ITT Corp.	181,747
15,000	JB Hunt Transport Services, Inc.	520,500
10,188	Joy Global, Inc.	716,420
8,200	Navistar International Corp. †	357,848
1,300	Norfolk Southern Corp.	77,363
4,300	Owens Corning, Inc. †	110,209
4,000	PACCAR, Inc.	192,600
27,119	Pentair, Inc.	912,012
2,400	Rockwell Automation, Inc.	148,152
18,450	Rockwell Collins, Inc.	1,074,713
2,700	Ryder System, Inc.	115,479
23,116	Terex Corp. †	529,819
59,298	Textron, Inc.	1,219,167
900	TransDigm Group, Inc.	55,845
23,300	Union Pacific Corp.	1,905,940
8,800	United Parcel Service, Inc., Class B	586,872
3,229	United Technologies Corp.	230,002
		20,553,866
Information Technology — 32.9%
27,746	Acme Packet, Inc. †	1,052,683
28,871	Adobe Systems, Inc. †	754,977
200	Alliance Data Systems Corp. †	13,052
3,899	Altera Corp.	117,594
5,610	ANSYS, Inc. †	237,022
36,863	Apple, Inc. †	10,459,876
71,550	ARM Holdings PLC ADR	1,342,278
5,000	AVX Corp.	69,100
10,502	Baidu, Inc. ADR †	1,077,715
4,479	BMC Software, Inc. †	181,310
75,358	Broadcom Corp., Class A	2,666,920
11,800	Broadridge Financial Solutions, Inc.	269,866
6,100	Brocade Communications Systems, Inc. †	35,624
30,000	Cadence Design Systems, Inc. †	228,900
22,931	Cisco Systems, Inc. †	502,189
29,750	Citrix Systems, Inc. †	2,030,140
33,475	Cognizant Technology Solutions Corp., Class A †	2,158,133
10,000	Compuware Corp. †	85,300
1,400	CoreLogic, Inc.	26,824
21,550	Cree, Inc. †	1,169,949
4,900	Cypress Semiconductor Corp. †	61,642
8,000	Diebold, Inc.	248,720
1,977	Dolby Laboratories, Inc., Class A †	112,313
4,300	DST Systems, Inc.	192,812
800	EchoStar Corp., Class A †	15,264
16,400	EMC Corp. †	333,084
8,400	Equinix, Inc. †	859,740
23,950	F5 Networks, Inc. †	2,486,250
1,100	Factset Research Systems, Inc.	89,243
200	First Solar, Inc. †	29,470
12,861	FLIR Systems, Inc. †	330,528
1,573	Genpact, Ltd. †	27,889
3,892	Google, Inc., Class A †	2,046,375
18,025	Hewlett-Packard Co.	758,312
81,330	Intel Corp.	1,563,976
23,753	International Business Machines Corp.	3,186,228
18,200	Intersil Corp., Class A	212,758
1,500	Itron, Inc. †	91,845
49,175	Juniper Networks, Inc. †	1,492,461
800	Linear Technology Corp.	24,584
11,745	Mastercard, Inc., Class A	2,630,880

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Information Technology (continued)
1,900	McAfee, Inc. †	$89,794
183,644	Microsoft Corp.	4,497,442
3,200	National Instruments Corp.	104,512
35,900	NCR Corp. †	489,317
117,427	Oracle Corp.	3,152,915
7,800	Paychex, Inc.	214,422
96,686	QUALCOMM, Inc.	4,362,472
1,300	Salesforce.com, Inc. †	145,340
6,700	Tech Data Corp. †	270,010
11,100	Teradyne, Inc. †	123,654
22,101	Texas Instruments, Inc.	599,821
1,900	VeriSign, Inc. †	60,306
5,900	Visa, Inc., Class A	438,134
17,300	Vishay Intertechnology, Inc. †	167,464
1,235	Vishay Precision Group, Inc. †	19,278
19,794	VistaPrint NV †	765,038
77,977	Western Union Co. (The)	1,377,854
40,400	Yahoo!, Inc. †	572,468
		58,724,067
Materials — 3.6%
2,100	Air Products & Chemicals, Inc.	173,922
6,800	AK Steel Holding Corp.	93,908
4,200	Cabot Corp.	136,794
5,200	Compass Minerals International, Inc.	398,424
2,800	Cytec Industries, Inc.	157,864
6,100	Domtar Corp.	393,938
43,569	Dow Chemical Co. (The)	1,196,405
9,767	Freeport-McMoRan Copper & Gold, Inc.	834,004
5,000	Greif, Inc., Class A	294,200
10,000	Huntsman Corp.	115,600
4,831	Monsanto Co.	231,550
3,000	Mosaic Co. (The)	176,280
1,600	Nalco Holding Co.	40,336
10,200	Newmont Mining Corp.	640,662
4,200	Packaging Corp of America	97,314
6,800	Praxair, Inc.	613,768
12,100	RPM International, Inc.	241,032
16,800	Southern Copper Corp.	590,016
600	Temple-Inland, Inc.	11,196
		6,437,213
Telecommunication Services — 0.9%
82,800	Frontier Communications Corp.	676,476
161,100	Qwest Communications International, Inc.	1,010,097
100	Verizon Communications, Inc.	3,259
		1,689,832
Utilities — 0.5%
7,900	Alliant Energy Corp.	287,165
6,100	Ameren Corp.	173,240
1,300	CMS Energy Corp.	23,426
30,800	NV Energy, Inc.	405,020
		888,851
Total Common Stock (Cost $142,299,040)		175,844,147

Total Investments — 98.6%
(Cost $142,299,040)‡		175,844,147
Other Assets & Liabilities, Net — 1.4%		2,448,102
NET ASSETS — 100.0%		$178,292,249

† Non-income producing security.
†† Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
ADR — American Depositary Receipt
PLC — Public Limited Company

‡ At September 30, 2010, the tax basis cost of the Portfolio's investments was $142,299,040, and the unrealized appreciation and depreciation were $36,701,155 and $(3,156,048), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual and annual financial statements.

As of September 30, 2010, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.3%
Consumer Discretionary — 9.7%
391	Autoliv, Inc. SDR	$25,544
18,995	Comcast Corp. Special, Class A	343,430
91	Dillard's, Inc., Class A	2,151
5,200	Fortune Brands, Inc.	255,996
4,600	Gannett Co., Inc.	56,258
4,686	International Speedway Corp., Class A	114,338
2,665	ITT Educational Services, Inc. †	187,270
18,850	J.C. Penney Co., Inc.	512,343
107	Jo-Ann Stores, Inc. †	4,767
1,850	Lear Corp. †	146,021
3,900	Macy's, Inc.	90,051
4,400	Newell Rubbermaid, Inc.	78,364
2,800	News Corp., Class A	36,568
9,800	Omnicom Group, Inc.	386,904
2,400	Phillips-Van Heusen Corp.	144,384
2,800	Pre-Paid Legal Services, Inc. †	174,972
172	Quiksilver, Inc. †	672
1,200	Time Warner, Inc.	36,780
4,500	TJX Cos., Inc.	200,835
3,800	Viacom, Inc., Class B	137,522
50	Washington Post Co. (The), Class B	19,970
500	Williams-Sonoma, Inc.	15,850
5,600	Wyndham Worldwide Corp.	153,832
		3,124,822
Consumer Staples — 4.0%
1,712	Avon Products, Inc.	54,972
29,397	Central Garden and Pet Co., Class A †	304,553
3,487	China Sky One Medical, Inc. †	26,501
2,300	Coca-Cola Co. (The)	134,596
5,500	Constellation Brands, Inc., Class A †	97,295
2,300	Costco Wholesale Corp.	148,327
900	Hansen Natural Corp. †	41,958
2,673	John B. Sanfilippo & Son, Inc. †	35,284
596	Oil-Dri Corp of America	12,820
2,200	Reynolds American, Inc.	130,658
4,109	Schiff Nutrition International, Inc.	33,694
17,748	Tyson Foods, Inc., Class A	284,323
		1,304,981
Energy — 11.6%
1,400	Alpha Natural Resources, Inc. †	57,610
2,075	Apache Corp.	202,852
7,050	BP PLC ADR	290,249
2,600	Chesapeake Energy Corp.	58,890
11,400	Chevron Corp.	923,970
8,336	ConocoPhillips	478,736
3,990	Devon Energy Corp.	258,313
7,800	El Paso Corp.	96,564
12,336	Exxon Mobil Corp.	762,241
2,600	Hess Corp.	153,712
2,300	Newfield Exploration Co. †	132,112
8,100	Valero Energy Corp.	141,831
1,900	Whiting Petroleum Corp. †	181,469
		3,738,549
Financials — 29.2%
10,288	ACE, Ltd.	599,276
1,900	Aflac, Inc.	98,249
12,700	Allstate Corp. (The)	400,685
2,250	Ameriprise Financial, Inc.	106,493
18,496	Annaly Capital Management, Inc.	325,530
8,219	Assurant, Inc.	334,513
10,525	Axis Capital Holdings, Ltd.	346,693
29,375	Bank of America Corp.	385,106

Shares		Value

Financials (continued)
10,950	Capital One Financial Corp.	$433,073
4,700	CB Richard Ellis Group, Inc., Class A †	85,916
2,048	Chubb Corp.	116,716
183,474	Citigroup, Inc. †	715,549
5,226	Comerica, Inc.	194,146
2,403	Community Bank System, Inc.	55,293
23,000	Discover Financial Services	383,640
3,276	Everest Re Group, Ltd.	283,276
8,714	Fidelity National Financial, Inc., Class A	136,897
4,300	Fifth Third Bancorp	51,729
13,888	General Motors Financial Co., Inc. †	339,700
1,525	Goldman Sachs Group, Inc. (The)	220,485
7,025	Hartford Financial Services Group, Inc.	161,224
1,800	Invesco, Ltd.	38,214
23,976	JPMorgan Chase & Co.	912,766
16,300	KeyCorp	129,748
7,500	Morgan Stanley	185,100
2,633	NGP Capital Resources Co.	23,855
6,354	PNC Financial Services Group, Inc.	329,836
5,172	Prosperity Bancshares, Inc.	167,935
1,200	Prudential Financial, Inc.	65,016
4,200	Regions Financial Corp.	30,534
1,275	Simon Property Group, Inc.	118,243
5,325	State Street Corp.	200,539
6,250	Torchmark Corp.	332,125
1,029	Travelers Cos., Inc. (The)	53,611
19,275	UBS AG	328,253
1,450	Vornado Realty Trust	124,018
7,800	Wells Fargo & Co.	196,014
8,300	Willis Group Holdings PLC	255,806
5,600	XL Group PLC, Class A	121,296
		9,387,098
Health Care — 14.7%
7,300	Aetna, Inc.	230,753
5,100	AmerisourceBergen Corp., Class A	156,366
3,057	Amgen, Inc. †	168,471
800	AstraZeneca PLC ADR	40,560
3,975	Biogen Idec, Inc. †	223,077
12,700	Bristol-Myers Squibb Co.	344,297
8,955	Cardinal Health, Inc.	295,873
100	CIGNA Corp.	3,578
10,323	Eli Lilly & Co.	377,099
1,955	Endo Pharmaceuticals Holdings, Inc. †	64,984
12,534	Forest Laboratories, Inc. †	387,677
2,200	Humana, Inc. †	110,528
13,893	Johnson & Johnson	860,810
876	KV Pharmaceutical Co., Class A †	2,050
3,125	Laboratory Corp. of America Holdings †	245,094
800	Medco Health Solutions, Inc. †	41,648
3,300	Merck & Co., Inc.	121,473
1,500	Novartis AG ADR	86,505
3,200	Pfizer, Inc.	54,944
16,377	UnitedHealth Group, Inc.	574,996
1,228	WellPoint, Inc. †	69,554
5,350	Zimmer Holdings, Inc. †	279,966
		4,740,303
Industrials — 8.0%
850	Bucyrus International, Inc., Class A	58,948
1,700	Canadian Pacific Railway, Ltd.	103,581
1,400	Caterpillar, Inc.	110,152
24	Chart Industries, Inc. †	489
1,882	Courier Corp.	26,762
600	Cummins, Inc.	54,348
600	Eaton Corp.	49,494

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Industrials (continued)
20,500	General Electric Co.	$333,125
9,500	Hertz Global Holdings, Inc. †	100,605
5,600	L-3 Communications Holdings, Inc., Class 3	404,712
22	Layne Christensen Co. †	569
26,325	Masco Corp.	289,838
10,146	Northrop Grumman Corp.	615,152
9,035	Oshkosh Corp. †	248,462
1,200	Pentair, Inc.	40,356
354	Standard Register Co. (The)	1,034
5,000	Textron, Inc.	102,800
100	Tredegar Corp.	1,898
1,271	VSE Corp.	44,828
		2,587,153
Information Technology — 8.9%
6,600	Advanced Micro Devices, Inc. †	46,926
53,875	Alcatel-Lucent ADR	182,098
5,200	Atmel Corp. †	41,392
15,325	CA, Inc.	323,664
14,200	Dell, Inc. †	184,032
7,875	Hewlett-Packard Co.	331,301
14	Hutchinson Technology, Inc. †	49
2,709	Imation Corp. †	25,275
2,321	International Business Machines Corp.	311,339
765	Lexmark International, Inc., Class A †	34,134
8,800	Micron Technology, Inc. †	63,448
12,992	Microsoft Corp.	318,174
16,800	Motorola, Inc. †	143,304
90	PRGX Global, Inc. †	510
21,778	Seagate Technology PLC †	256,545
1,900	Skyworks Solutions, Inc. †	39,292
200	TeleTech Holdings, Inc. †	2,968
14,325	Tyco Electronics, Ltd.	418,576
600	Vishay Intertechnology, Inc. †	5,808
42	Vishay Precision Group, Inc. †	656
1,263	Western Digital Corp. †	35,857
9,100	Xerox Corp.	94,185
		2,859,533
Materials — 5.9%
1,600	Ball Corp.	94,160
800	Clearwater Paper Corp. †	60,864
5,412	Domtar Corp.	349,507
1,200	Eastman Chemical Co.	88,800
1,900	EI du Pont de Nemours & Co.	84,778
5,136	Freeport-McMoRan Copper & Gold, Inc.	438,563
556	Greif, Inc., Class A	32,715
7,000	KapStone Paper and Packaging Corp. †	84,980
390	Lubrizol Corp.	41,328
3,950	PPG Industries, Inc.	287,560
1,700	Reliance Steel & Aluminum Co.	70,601
3,350	Sherwin-Williams Co. (The)	251,719
		1,885,575
Telecommunication Services — 3.3%
24,304	AT&T, Inc.	695,094
33,700	Qwest Communications International, Inc.	211,299
4,500	Verizon Communications, Inc.	146,655
		1,053,048
Utilities — 3.0%
3,200	American Water Works Co., Inc.	74,464
10,114	Constellation Energy Group, Inc.	326,075
600	DPL, Inc.	15,678
8,050	Edison International	276,839

Shares		Value

Utilities (continued)
595	Energen Corp.	$27,204
1,151	Exelon Corp.	49,010
3,374	NiSource, Inc.	58,708
4,600	Questar Corp.	80,638
1,300	Southern Co.	48,412
		957,028
Total Common Stock (Cost $28,965,088)		31,638,090

Total Investments — 98.3%
(Cost $28,965,088)‡		31,638,090
Other Assets & Liabilities, Net — 1.7%		548,180
NET ASSETS — 100.0%		$32,186,270

† Non-income producing security.
ADR —	American Depositary Receipt
PLC —	Public Limited Company
SDR —	Swedish Depositary Receipt

‡ At September 30, 2010, the tax basis cost of the Portfolio's investments was $28,965,088, and the unrealized appreciation and depreciation were $3,896,770 and $(1,223,768), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual and annual financial statements.

As of September 30, 2010, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.1% ††
Consumer Discretionary — 20.0%
2,665	99 Cents Only Stores †	$50,315
950	American Axle & Manufacturing Holdings, Inc. †	8,569
600	American Greetings Corp., Class A	11,154
2,305	America's Car-Mart, Inc. †	58,040
950	Ameristar Casinos, Inc.	16,578
550	AnnTaylor Stores Corp. †	11,132
700	Arbitron, Inc.	19,579
2,300	Belo Corp., Class A †	14,260
400	Big 5 Sporting Goods Corp.	5,368
1,695	BJ's Restaurants, Inc. †	47,731
75	Blue Nile, Inc. †	3,337
100	Bob Evans Farms, Inc.	2,807
950	Brown Shoe Co., Inc.	10,896
1,900	Brunswick Corp.	28,918
800	Buckle, Inc. (The)	21,232
1,500	Cato Corp. (The), Class A	40,140
100	CEC Entertainment, Inc. †	3,433
300	Cheesecake Factory, Inc. (The) †	7,941
710	Children's Place Retail Stores, Inc. (The) †	34,627
1,650	Christopher & Banks Corp.	13,051
44	Churchill Downs, Inc.	1,572
200	Cinemark Holdings, Inc.	3,220
1,650	Cooper Tire & Rubber Co.	32,389
875	Corinthian Colleges, Inc. †	6,143
1,000	Cracker Barrel Old Country Store, Inc.	50,760
200	Dillard's, Inc., Class A	4,728
300	DineEquity, Inc. †	13,494
743	Dress Barn, Inc. (The) †	17,646
700	Ethan Allen Interiors, Inc.	12,222
1,550	EW Scripps Co., Class A †	12,214
1,023	G-III Apparel Group, Ltd. †	32,102
775	Group 1 Automotive, Inc. †	23,157
400	Gymboree Corp. †	16,616
500	Harte-Hanks, Inc.	5,835
50	HOT Topic, Inc.	300
400	J. Crew Group, Inc. †	13,448
200	Jack in the Box, Inc. †	4,288
400	Jakks Pacific, Inc. †	7,056
500	Jo-Ann Stores, Inc. †	22,275
300	Jones Apparel Group, Inc.	5,892
400	La-Z-Boy, Inc., Class Z †	3,376
650	Leapfrog Enterprises, Inc., Class A †	3,562
900	Lee Enterprises, Inc. †	2,412
125	Matthews International Corp., Class A	4,420
150	Mediacom Communications Corp., Class A †	991
300	Men's Wearhouse, Inc. (The)	7,137
150	Modine Manufacturing Co. †	1,946
700	National CineMedia, Inc.	12,530
1,200	NutriSystem, Inc.	23,088
750	OfficeMax, Inc. †	9,818
400	Oxford Industries, Inc.	9,512
425	Panera Bread Co., Class A †	37,659
200	PetMed Express, Inc.	3,500
475	PF Chang's China Bistro, Inc.	21,945
400	Polaris Industries, Inc.	26,040
325	Pre-Paid Legal Services, Inc. †	20,309
3,100	Quiksilver, Inc. †	12,121
100	Regis Corp.	1,913
300	Ryland Group, Inc.	5,376
300	Saks, Inc. †	2,580
800	Scholastic Corp.	22,256

Shares		Value

Consumer Discretionary (continued)
850	Sinclair Broadcast Group, Inc., Class A †	$5,967
200	Skechers U.S.A., Inc., Class A †	4,698
1,425	Sotheby's	52,469
200	Spartan Motors, Inc.	928
540	Stage Stores, Inc.	7,020
2,240	Steven Madden, Ltd. †	91,974
500	Stewart Enterprises, Inc., Class A	2,695
61	Strayer Education, Inc.	10,644
500	Superior Industries International, Inc.	8,640
550	Talbots, Inc. †	7,205
1,200	Tenneco, Inc. †	34,764
2,355	Texas Roadhouse, Inc., Class A †	33,111
400	Tupperware Brands Corp.	18,304
810	Under Armour, Inc., Class A †	36,482
200	Valassis Communications, Inc. †	6,778
127	Warnaco Group, Inc. (The) †	6,494
1,560	Wolverine World Wide, Inc.	45,256
900	World Wrestling Entertainment, Inc., Class A	12,519
		1,312,904
Consumer Staples — 3.8%
300	Andersons, Inc. (The)	11,370
200	Casey's General Stores, Inc.	8,350
300	Imperial Sugar Co.	3,924
150	Prestige Brands Holdings, Inc. †	1,483
300	Pricesmart, Inc.	8,739
200	Revlon, Inc., Class A †	2,524
1,200	Ruddick Corp.	41,616
1,000	Sanderson Farms, Inc.	43,290
900	TreeHouse Foods, Inc. †	41,490
300	United Natural Foods, Inc. †	9,942
4,257	Vector Group, Ltd.	79,606
		252,334
Energy — 6.2%
2,230	Approach Resources, Inc. †	24,931
200	Berry Petroleum Co., Class A	6,346
150	BPZ Resources, Inc. †	575
600	Brigham Exploration Co. †	11,250
400	CARBO Ceramics, Inc.	32,400
700	Complete Production Services, Inc. †	14,315
870	Dril-Quip, Inc. †	54,036
1,000	Energy XXI Bermuda, Ltd. †	23,110
1,700	Houston American Energy Corp.	17,000
300	James River Coal Co. †	5,259
163	L&L Energy, Inc. †	1,307
750	Lufkin Industries, Inc.	32,925
500	McMoRan Exploration Co. †	8,605
600	Nordic American Tanker Shipping	16,056
3,135	Rosetta Resources, Inc. †	73,641
400	Ship Finance International, Ltd.	7,772
1,035	Superior Energy Services, Inc. †	27,624
1,050	USEC, Inc. †	5,450
100	W&T Offshore, Inc.	1,060
200	Willbros Group, Inc. †	1,834
1,600	World Fuel Services Corp.	41,616
		407,112
Financials — 6.6%
2,000	American Equity Investment Life Holding Co.	20,480
350	Apollo Investments †	3,581
1,500	Associated Estates Realty Corp.	20,970
900	Banco Latinoamericano de Comercio Exterior SA, Class E	13,005

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Financials (continued)
535	BOK Financial Corp.	$24,145
100	CBL & Associates Properties, Inc.	1,306
800	CVB Financial Corp.	6,008
500	DuPont Fabros Technology, Inc.	12,575
400	Entertainment Properties Trust	17,272
300	Equity One, Inc.	5,064
100	Highwoods Properties, Inc.	3,247
605	Iberiabank Corp.	30,238
500	LTC Properties, Inc.	12,760
1,630	MarketAxess Holdings, Inc.	27,677
1,500	MFA Mortgage Investments, Inc.	11,445
100	Mid-America Apartment Communities, Inc.	5,828
125	optionsXpress Holdings, Inc. †	1,920
100	PHH Corp. †	2,106
100	Potlatch Corp.	3,400
350	Prospect Capital Corp.	3,398
710	Prosperity Bancshares, Inc.	23,054
250	Redwood Trust, Inc.	3,615
870	Signature Bank †	33,791
100	Stewart Information Services Corp.	1,132
560	SVB Financial Group †	23,699
75	SWS Group, Inc.	538
3,390	Texas Capital Bancshares, Inc. †	58,545
2,369	Trustco Bank Corp.	13,172
100	Umpqua Holdings Corp.	1,134
500	Walter Investment Management Corp.	8,745
1,585	Washington Banking Co.	21,968
350	Westamerica Bancorporation	19,071
		434,889
Health Care — 15.1%
525	Abaxis, Inc. †	12,128
1,200	Affymetrix, Inc. †	5,472
200	Air Methods Corp. †	8,316
224	Amedisys, Inc. †	5,331
700	American Medical Systems Holdings, Inc. †	13,706
900	AMERIGROUP Corp. †	38,223
50	AMN Healthcare Services, Inc. †	257
400	Arthrocare Corp. †	10,872
1,000	Bio-Reference Labs, Inc. †	20,860
480	Bruker Corp. †	6,734
890	Catalyst Health Solutions, Inc. †	31,337
625	Chemed Corp.	35,606
1,210	Corvel Corp. †	51,365
50	Cross Country Healthcare, Inc. †	360
375	Cubist Pharmaceuticals, Inc. †	8,771
250	Dionex Corp. †	21,610
326	eResearchTechnology, Inc. †	2,439
650	Genoptix, Inc. †	9,230
250	Haemonetics Corp. †	14,632
1,000	Healthsouth Corp. †	19,200
1,560	HMS Holdings Corp. †	91,946
150	ICU Medical, Inc. †	5,593
1,900	Immucor, Inc. †	37,677
350	Impax Laboratories, Inc. †	6,916
1,000	Incyte Corp., Ltd. †	15,990
1,535	IPC The Hospitalist Co., Inc. †	41,936
29	Isis Pharmaceuticals, Inc. †	244
125	Landauer, Inc.	7,829
350	LHC Group, Inc. †	8,116
6,650	Ligand Pharmaceuticals, Inc., Class B †	10,507
550	Medicines Co. (The) †	7,810
700	Medicis Pharmaceutical Corp., Class A	20,755

Shares		Value

Health Care (continued)
1,600	Meridian Bioscience, Inc.	$35,008
275	Merit Medical Systems, Inc. †	4,370
15	Molina Healthcare, Inc. †	405
200	Momenta Pharmaceuticals, Inc. †	3,010
1,130	NuVasive, Inc. †	39,708
950	Obagi Medical Products, Inc. †	9,975
551	Omnicell, Inc. †	7,207
550	Onyx Pharmaceuticals, Inc. †	14,509
450	Par Pharmaceutical Cos., Inc. †	13,086
300	Parexel International Corp. †	6,939
5,400	PDL BioPharma, Inc.	28,404
301	Perrigo Co.	19,330
790	Quality Systems, Inc.	52,385
650	Quidel Corp. †	7,144
1,000	Salix Pharmaceuticals, Ltd. †	39,720
300	Savient Pharmaceuticals, Inc. †	6,861
200	Sirona Dental Systems, Inc. †	7,208
525	STERIS Corp.	17,441
2,135	SXC Health Solutions Corp. †	77,863
700	Universal American Corp.	10,325
200	Vanda Pharmaceuticals, Inc. †	1,336
150	Viropharma, Inc. †	2,237
75	West Pharmaceutical Services, Inc.	2,573
475	Zoll Medical Corp. †	15,328
		994,140
Industrials — 10.8%
675	Administaff, Inc.	18,178
2,100	Aircastle, Ltd.	17,808
400	Alaska Air Group, Inc. †	20,412
200	Altra Holdings, Inc. †	2,946
100	American Science & Engineering, Inc.	7,365
850	ArvinMeritor, Inc. †	13,209
1,250	Avis Budget Group, Inc. †	14,562
1,110	BE Aerospace, Inc. †	33,644
425	Brady Corp., Class A	12,397
614	Briggs & Stratton Corp.	11,672
175	Columbus McKinnon Corp. †	2,903
1,300	Deluxe Corp.	24,869
2,070	EnerSys †	51,688
3,600	GenCorp, Inc. †	17,712
1,050	Horizon Lines, Inc., Class A	4,410
1,488	HUB Group, Inc., Class A †	43,539
389	Kaman Corp.	10,196
175	Knight Transportation, Inc.	3,383
1,050	Mine Safety Appliances Co.	28,455
1,175	Nordson Corp.	86,586
300	Pacer International, Inc. †	1,812
200	Polypore International, Inc. †	6,032
300	Republic Airways Holdings, Inc. †	2,484
1,341	Rollins, Inc.	31,352
1,000	TAL International Group, Inc.	24,220
276	Titan International, Inc.	3,745
875	Tredegar Corp.	16,608
780	Triumph Group, Inc.	58,180
650	United Continental Holdings, Inc. †	15,359
750	US Airways Group, Inc. †	6,938
300	US Ecology, Inc.	4,800
2,900	UTi Worldwide, Inc.	46,632
865	Wabtec Corp.	41,339
600	Werner Enterprises, Inc.	12,294
300	Woodward Governor Co.	9,726
		707,455
Information Technology — 30.1%
800	Acme Packet, Inc. †	30,352

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Information Technology (continued)
675	Actuate Corp. †	$3,476
50	ADC Telecommunications, Inc. †	634
200	ADTRAN, Inc.	7,060
100	Advanced Energy Industries, Inc. †	1,306
3,150	Amkor Technology, Inc. †	20,696
200	Anixter International, Inc. †	10,798
300	ArcSight, Inc. †	13,068
4,080	Ariba, Inc. †	77,112
2,244	Art Technology Group, Inc. †	9,268
2,475	Aruba Networks, Inc. †	52,816
600	ATMI, Inc. †	8,916
650	Blue Coat Systems, Inc. †	15,639
4,500	Brightpoint, Inc. †	31,455
320	Cabot Microelectronics Corp. †	10,298
675	CACI International, Inc., Class A †	30,551
1,000	Cirrus Logic, Inc. †	17,840
350	Cognex Corp.	9,387
200	CommVault Systems, Inc. †	5,206
556	CSG Systems International, Inc. †	10,136
703	CTS Corp.	6,763
625	Cymer, Inc. †	23,175
1,125	Daktronics, Inc.	11,047
615	Digital River, Inc. †	20,935
200	Diodes, Inc. †	3,418
2,175	Earthlink, Inc.	19,771
375	Emulex Corp. †	3,915
650	Entegris, Inc. †	3,035
300	Euronet Worldwide, Inc. †	5,397
50	FARO Technologies, Inc. †	1,090
300	FEI Co. †	5,871
200	Finisar Corp. †	3,758
50	Harmonic, Inc. †	344
1,379	Heartland Payment Systems, Inc.	20,988
75	Hittite Microwave Corp. †	3,574
100	iGate Corp.	1,814
1,900	Imation Corp. †	17,727
1,150	Infinera Corp. †	13,421
1,565	Informatica Corp. †	60,112
350	Insight Enterprises, Inc. †	5,474
1,150	Intermec, Inc. †	14,099
125	IPG Photonics Corp. †	3,018
1,800	Isilon Systems, Inc. †	40,104
3,625	Ixia †	44,950
775	j2 Global Communications, Inc. †	18,437
100	Jack Henry & Associates, Inc.	2,550
550	Kenexa Corp. †	9,636
1,750	L-1 Identity Solutions, Inc., Class 1 †	20,528
100	Littelfuse, Inc. †	4,370
2,650	LivePerson, Inc. †	22,260
650	Manhattan Associates, Inc. †	19,077
300	Mantech International Corp., Class A †	11,880
2,350	Marchex, Inc., Class A	12,807
580	MAXIMUS, Inc.	35,716
1,550	Methode Electronics, Inc.	14,074
850	Micrel, Inc.	8,381
1,850	Microsemi Corp. †	31,727
575	MicroStrategy, Inc., Class A †	49,801
2,631	MIPS Technologies, Inc., Class A †	25,600
750	ModusLink Global Solutions, Inc. †	4,762
650	Monolithic Power Systems, Inc. †	10,614
1,391	Motricity, Inc. †	16,706
38	Multi-Fineline Electronix, Inc. †	836
835	Netezza Corp. †	22,503
428	Netgear, Inc. †	11,560
50	Netscout Systems, Inc. †	1,025

Shares		Value

Information Technology (continued)
350	Newport Corp. †	$3,969
900	Oclaro, Inc. †	14,409
400	OpenTable, Inc. †	27,232
800	Pegasystems, Inc.	24,840
1,550	Photronics, Inc. †	8,199
200	Plantronics, Inc.	6,756
175	Plexus Corp. †	5,136
385	Progress Software Corp. †	12,744
2,810	QLogic Corp. †	49,568
5,600	Quantum Corp. †	11,872
1,300	Quest Software, Inc. †	31,967
1,000	Rackspace Hosting, Inc. †	25,980
1,650	RF Micro Devices, Inc. †	10,131
2,770	RightNow Technologies, Inc. †	54,569
1,150	Riverbed Technology, Inc. †	52,417
100	Rofin-Sinar Technologies, Inc. †	2,538
350	Rogers Corp. †	11,018
915	Rovi Corp. †	46,125
1,100	Sanmina-SCI Corp. †	13,288
400	Scansource, Inc. †	11,096
250	Sigma Designs, Inc. †	2,873
1,870	Skyworks Solutions, Inc. †	38,672
500	Solera Holdings, Inc.	22,080
3,652	Sonic Solutions, Inc. †	41,560
225	Standard Microsystems Corp. †	5,132
1,650	SuccessFactors, Inc. †	41,432
746	Synaptics, Inc. †	20,993
1,715	Synchronoss Technologies, Inc. †	30,544
225	Syntel, Inc.	10,013
1,480	Taleo Corp., Class A †	42,905
1,475	TeleTech Holdings, Inc. †	21,889
450	TIBCO Software, Inc. †	7,983
1,600	Ultra Clean Holdings †	13,792
50	Unisys Corp. †	1,395
5,550	United Online, Inc.	31,746
2,150	ValueClick, Inc. †	28,122
1,100	Veeco Instruments, Inc. †	38,357
1,064	VeriFone Systems, Inc. †	33,058
400	VirnetX Holding Corp.	5,872
1,937	Volterra Semiconductor Corp. †	41,684
2,900	Wave Systems Corp., Class A †	6,496
200	Xyratex, Ltd. †	2,968
1,150	Zoran Corp. †	8,786
		1,976,870
Materials — 4.7%
300	A Schulman, Inc.	6,045
300	Allied Nevada Gold Corp. †	7,950
325	Arch Chemicals, Inc.	11,404
200	Calgon Carbon Corp. †	2,900
250	Compass Minerals International, Inc.	19,155
200	Domtar Corp.	12,916
250	Ferro Corp. †	3,222
650	HB Fuller Co.	12,916
650	Headwaters, Inc. †	2,340
300	Koppers Holdings, Inc.	8,061
1,920	Kraton Performance Polymers, Inc. †	52,128
1,050	Myers Industries, Inc.	9,019
300	NewMarket Corp.	34,104
1,200	Olin Corp.	24,192
500	Omnova Solutions, Inc. †	3,595
100	Rock-Tenn Co., Class A	4,981
400	Sensient Technologies Corp.	12,196
1,000	Solutia, Inc. †	16,020
935	TPC Group, Inc. †	22,272

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Materials (continued)
1,650	WR Grace & Co. †	$46,101
		311,517
Telecommunication Services — 1.5%
4,600	Alaska Communications Systems Group, Inc.	46,690
3,751	Cincinnati Bell, Inc. †	10,015
900	Consolidated Communications Holdings, Inc.	16,803
1,250	Global Crossing, Ltd. †	16,075
1,250	PAETEC Holding Corp. †	5,138
250	USA Mobility, Inc.	4,007
		98,728
Utilities — 0.3%
550	Allete, Inc.	20,036

Total Common Stock (Cost $5,226,309)		6,515,985

Total Investments — 99.1%
(Cost $5,226,309)‡		6,515,985
Other Assets & Liabilities, Net — 0.9%		62,476
NET ASSETS — 100.0%		$6,578,461

† Non-income producing security.
†† Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

‡ At September 30, 2010, the tax basis cost of the Portfolio's investments was $5,226,309, and the unrealized appreciation and depreciation were $1,558,923 and $(269,247), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual and annual financial statements.

As of September 30, 2010, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.2%††
Consumer Discretionary — 10.8%
1,200	American Greetings Corp., Class A	$22,308
1,100	Ameristar Casinos, Inc.	19,195
200	Beazer Homes USA, Inc. †	826
100	Belo Corp., Class A †	620
200	Blyth, Inc.	8,248
6,750	Bob Evans Farms, Inc.	189,472
1,900	Brown Shoe Co., Inc.	21,793
800	Brunswick Corp.	12,176
300	Buckle, Inc. (The)	7,962
900	Cabela's, Inc. †	17,082
4,550	California Pizza Kitchen, Inc. †	77,623
500	Callaway Golf Co.	3,500
1,900	Cato Corp. (The), Class A	50,844
200	Children's Place Retail Stores, Inc. (The) †	9,754
800	Christopher & Banks Corp.	6,328
300	Cinemark Holdings, Inc.	4,830
200	Columbia Sportswear Co.	11,688
1,100	Cooper Tire & Rubber Co.	21,593
1,000	Cracker Barrel Old Country Store, Inc.	50,760
4,900	Dillard's, Inc., Class A	115,836
600	DineEquity, Inc. †	26,988
1,200	Domino's Pizza, Inc. †	15,864
75	Dress Barn, Inc. (The) †	1,781
2,800	Eastman Kodak Co. †	11,760
400	Ethan Allen Interiors, Inc.	6,984
3,900	EW Scripps Co., Class A †	30,732
500	Exide Technologies †	2,395
1,100	Fred's, Inc., Class A	12,980
7,600	Golfsmith International Holdings, Inc. †	22,116
700	Group 1 Automotive, Inc. †	20,916
1,500	Harte-Hanks, Inc.	17,505
2,250	Hooker Furniture Corp.	26,168
100	Jackson Hewitt Tax Service, Inc. †	92
200	Jo-Ann Stores, Inc. †	8,910
2,900	Jones Apparel Group, Inc.	56,956
400	La-Z-Boy, Inc., Class Z †	3,376
2,700	LIN TV Corp., Class A †	11,988
100	M/I Homes, Inc. †	1,037
1,600	Men's Wearhouse, Inc. (The)	38,064
300	Morningstar, Inc. †	13,368
100	National American University Holdings, Inc.	672
2,200	National CineMedia, Inc.	39,380
700	NutriSystem, Inc.	13,468
1,900	Orbitz Worldwide, Inc. †	11,970
100	Orient-Express Hotels, Ltd., Class A †	1,115
900	PetMed Express, Inc.	15,750
700	Pool Corp.	14,049
8,000	Quiksilver, Inc. †	31,280
2,000	Regis Corp.	38,260
1,200	Rent-A-Center, Inc., Class A	26,856
400	Ryland Group, Inc.	7,168
1,400	Saks, Inc. †	12,040
3,300	Scholastic Corp.	91,806
9,200	Sinclair Broadcast Group, Inc., Class A †	64,584
1,500	Sotheby's	55,230
1,700	Spartan Motors, Inc.	7,888
700	Speedway Motorsports, Inc.	10,976
2,300	Stage Stores, Inc.	29,900
100	Standard Motor Products, Inc.	1,053
1,000	Stewart Enterprises, Inc., Class A	5,390
1,400	Superior Industries International, Inc.	24,192
1,800	Tenneco, Inc. †	52,146

Shares		Value

Consumer Discretionary (continued)
300	Tupperware Brands Corp.	$13,728
2,000	Unifi, Inc. †	9,020
2,300	Wendy's/Arby's Group, Inc., Class A	10,419
100	Wolverine World Wide, Inc.	2,901
1,900	World Wrestling Entertainment, Inc., Class A	26,429
		1,600,088
Consumer Staples — 4.2%
600	Andersons, Inc. (The)	22,740
1,200	Casey's General Stores, Inc.	50,100
2,200	Chiquita Brands International, Inc. †	29,128
7,700	Elizabeth Arden, Inc. †	153,923
800	Flowers Foods, Inc.	19,872
500	Imperial Sugar Co.	6,540
3,600	Prestige Brands Holdings, Inc. †	35,604
1,800	Ruddick Corp.	62,424
19,600	Smart Balance, Inc. †	76,048
1,725	TreeHouse Foods, Inc. †	79,523
1,000	Universal Corp.	40,090
2,625	Vector Group, Ltd.	49,087
		625,079
Energy — 6.6%
4,750	Acergy SA ADR	87,637
7,300	Allis-Chalmers Energy, Inc. †	30,441
2,200	Berry Petroleum Co., Class A	69,806
200	Bristow Group, Inc. †	7,216
2,400	Carrizo Oil & Gas, Inc. †	57,456
1,200	Cheniere Energy, Inc. †	3,024
2,500	Complete Production Services, Inc. †	51,125
2,400	Delek US Holdings, Inc.	17,184
2,900	Delta Petroleum Corp. †	2,281
3,500	DHT Holdings, Inc.	14,455
400	Energy XXI Bermuda, Ltd. †	9,244
500	Golar LNG, Ltd.	6,260
800	Helix Energy Solutions Group, Inc. †	8,912
400	Hercules Offshore, Inc. †	1,060
1,300	Houston American Energy Corp.	13,000
200	L&L Energy, Inc. †	1,604
2,700	Miller Petroleum, Inc. †	14,553
4,200	Nordic American Tanker Shipping	112,392
2,300	Overseas Shipholding	78,936
500	Penn Virginia Corp.	8,020
6,200	Petroquest Energy, Inc. †	37,758
600	Rosetta Resources, Inc. †	14,094
3,100	Ship Finance International, Ltd.	60,233
2,000	SM Energy Co.	74,920
1,700	Stone Energy Corp. †	25,041
400	Swift Energy Co. †	11,232
11,400	USEC, Inc. †	59,166
13,600	Vantage Drilling Co. †	21,760
100	W&T Offshore, Inc.	1,060
3,000	World Fuel Services Corp.	78,030
		977,900
Financials — 32.8%
500	Alterra Capital Holdings, Ltd.	9,960
1,900	American Capital Agency Corp.	50,483
11,400	American Capital, Ltd. †	66,234
15,900	American Equity Investment Life Holding Co.	162,816
481	Anworth Mortgage Asset Corp.	3,430
4,900	Apollo Investments †	50,127
2,005	Ares Capital Corp.	31,378
2,500	Argo Group International Holdings, Ltd.	86,850
3,800	Aspen Insurance Holdings, Ltd.	115,064

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Financials (continued)
100	Astoria Financial Corp.	$1,363
8,400	Banco Latinoamericano de Comercio Exterior SA, Class E	121,380
10,600	Bank Mutual Corp.	55,014
300	Bank of the Ozarks, Inc.	11,127
400	BGC Partners, Inc., Class A	2,388
2,200	BioMed Realty Trust, Inc.	39,424
3,900	Boston Private Financial Holdings, Inc.	25,506
1,000	Brookline Bancorp, Inc.	9,980
2,500	Calamos Asset Management, Inc., Class A	28,750
13,000	Capstead Mortgage Corp.	141,310
1,700	Cathay General Bancorp	20,213
1,600	CBL & Associates Properties, Inc.	20,896
1,900	Chemical Financial Corp.	39,216
1,700	Citizens Republic Bancorp, Inc. †	1,532
7,700	CNO Financial Group, Inc. †	42,658
3,400	Cogdell Spencer, Inc.	21,488
400	Colonial Properties Trust	6,476
1,400	Community Bank System, Inc.	32,214
3,100	CVB Financial Corp.	23,281
1,900	Delphi Financial Group, Inc., Class A	47,481
340	E*Trade Financial Corp. †	4,943
1,700	Education Realty Trust, Inc.	12,155
225	Enterprise Financial Services Corp.	2,092
1,300	Entertainment Properties Trust	56,134
6,457	Equity One, Inc.	108,994
800	Extra Space Storage, Inc.	12,832
1,200	FBL Financial Group, Inc., Class A	31,176
280	First Citizens BancShares, Inc., Class A	51,876
26,000	First Commonwealth Financial Corp.	141,700
100	First Defiance Financial Corp.	1,008
1,600	First Financial Bancorp	26,688
937	First Financial Bankshares, Inc.	44,030
2,300	First Industrial Realty Trust, Inc. †	11,661
7,550	First Mercury Financial Corp.	76,104
800	First Midwest Bancorp, Inc.	9,224
2,400	First Niagara Financial Group, Inc.	27,960
3,900	FirstMerit Corp.	71,448
480	Flagstar Bancorp, Inc. †	874
4,700	FNB Corp.	40,232
3,600	Forestar Group, Inc. †	61,380
1,500	Glacier Bancorp, Inc.	21,900
1,590	Hancock Holding Co.	47,811
1,200	Hanover Insurance Group, Inc. (The)	56,400
74	Harleysville Group, Inc.	2,426
6,300	Hatteras Financial Corp.	179,361
1,751	Hercules Technology Growth Capital, Inc.	17,703
1,714	Highwoods Properties, Inc.	55,654
1,000	Home Properties, Inc.	52,900
1,800	Horace Mann Educators Corp.	32,004
361	Independent Bank Corp.	8,130
300	Infinity Property & Casualty	14,631
3,100	Inland Real Estate Corp.	25,761
2,500	Kite Realty Group Trust	11,100
200	Knight Capital Group, Inc., Class A †	2,478
8,400	LaBranche & Co., Inc. †	32,760
2,820	Lexington Realty Trust	20,191
3,765	LTC Properties, Inc.	96,083
387	M&T Bank Corp.	31,660
1,300	MCG Capital Corp.	7,592
600	Meadowbrook Insurance Group, Inc.	5,382
1,200	Medical Properties Trust, Inc.	12,168
34,800	MFA Mortgage Investments, Inc.	265,524
700	Montpelier Re Holdings, Ltd.	12,124
600	National Retail Properties, Inc.	15,066

Shares		Value

Financials (continued)
1,016	NBT Bancorp, Inc.	$22,423
600	Nelnet, Inc., Class A	13,728
9,500	NewAlliance Bancshares, Inc.	119,890
5,100	Northwest Bancshares, Inc.	57,069
1,955	Old National Bancorp	20,528
3,350	PacWest Bancorp	63,851
500	Parkway Properties, Inc.	7,400
870	Pennsylvania Real Estate Investment Trust	10,318
810	People's United Financial, Inc.	10,603
3,000	PHH Corp. †	63,180
6,100	Phoenix Cos., Inc. (The) †	12,810
300	Piper Jaffray †	8,739
400	Platinum Underwriters Holdings, Ltd.	17,408
800	Potlatch Corp.	27,200
5,950	PrivateBancorp, Inc., Class A	67,771
1,000	Prospect Capital Corp.	9,710
2,322	Prosperity Bancshares, Inc.	75,395
1,700	Provident Financial Services, Inc.	21,012
600	Pzena Investment Management, Inc., Class A	4,122
7,700	Radian Group, Inc.	60,214
6,100	Redwood Trust, Inc.	88,206
300	RLI Corp.	16,986
800	S&T Bancorp, Inc.	13,936
1,323	Safety Insurance Group, Inc.	55,592
3,100	SeaBright Holdings, Inc.	24,986
3,350	Selective Insurance Group, Inc.	54,572
1,200	Sovran Self Storage, Inc.	45,480
2,250	StanCorp Financial Group, Inc.	85,500
4,400	Sterling Bancshares, Inc.	23,628
2,300	Stewart Information Services Corp.	26,036
11,100	Susquehanna Bancshares, Inc.	93,684
1,900	SWS Group, Inc.	13,623
5,200	Texas Capital Bancshares, Inc. †	89,804
500	Tower Group, Inc.	11,675
10,200	Trustco Bank Corp.	56,712
5,277	Umpqua Holdings Corp.	59,841
1,000	United Bankshares, Inc.	24,890
10,300	Universal Insurance Holdings, Inc.	46,247
4,800	Walter Investment Management Corp.	83,952
1,600	Webster Financial Corp.	28,096
1,000	Westamerica Bancorporation	54,490
9,200	Western Alliance Bancorp †	61,640
505	Wilshire Bancorp, Inc.	3,303
350	Wintrust Financial Corp.	11,343
		4,854,952
Health Care — 3.0%
1,000	AMN Healthcare Services, Inc. †	5,140
389	Bio-Rad Laboratories, Inc., Class A †	35,209
357	Chemed Corp.	20,338
500	Cross Country Healthcare, Inc. †	3,595
3,400	Emergent Biosolutions, Inc. †	58,684
400	Healthsouth Corp. †	7,680
400	Healthspring, Inc. †	10,336
100	Incyte Corp., Ltd. †	1,599
100	Kendle International, Inc. †	932
800	Kindred Healthcare, Inc. †	10,416
600	Magellan Health Services, Inc. †	28,344
1,000	Medicis Pharmaceutical Corp., Class A	29,650
2,300	Meridian Bioscience, Inc.	50,324
1,200	NuVasive, Inc. †	42,168
7,200	PDL BioPharma, Inc.	37,872
600	Quality Systems, Inc.	39,786
800	Res-Care, Inc. †	10,616

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Health Care (continued)
1,900	Universal American Corp.	$28,025
300	Viropharma, Inc. †	4,473
800	WellCare Health Plans, Inc. †	23,168
		448,355
Industrials — 12.2%
600	Acuity Brands, Inc.	26,544
17,900	Aircastle, Ltd.	151,792
8,400	Albany International Corp., Class A	158,928
200	American Railcar Industries, Inc. †	3,136
3,000	ArvinMeritor, Inc. †	46,620
2,300	Avis Budget Group, Inc. †	26,795
4,750	Belden, Inc.	125,305
400	Brady Corp., Class A	11,668
2,914	Briggs & Stratton Corp.	55,395
300	Ceradyne, Inc. †	7,005
3,650	CIRCOR International, Inc.	115,340
700	Columbus McKinnon Corp. †	11,613
2,300	Deluxe Corp.	43,999
100	Dycom Industries, Inc. †	999
100	EMCOR Group, Inc. †	2,459
400	Ennis, Inc.	7,156
700	EnPro Industries, Inc. †	21,896
5,300	Excel Maritime Carriers, Ltd., Class A †	29,786
2,300	Genco Shipping & Trading, Ltd. †	36,662
6,800	GenCorp, Inc. †	33,456
11,150	Griffon Corp. †	135,918
3,500	Horizon Lines, Inc., Class A	14,700
472	Kaman Corp.	12,371
1,000	Lincoln Electric Holdings, Inc.	57,820
4,100	Marten Transport, Ltd.	95,038
600	Middleby Corp. †	38,034
1,400	Mine Safety Appliances Co.	37,940
100	Mueller Industries, Inc.	2,649
5,100	Mueller Water Products, Inc., Class A	15,402
900	Nordson Corp.	66,321
350	Quanex Building Products Corp.	6,045
3,900	Republic Airways Holdings, Inc. †	32,292
3,100	Skywest, Inc.	43,276
2,200	Tredegar Corp.	41,756
3,000	Tutor Perini Corp. †	60,270
1,000	Unifirst Corp.	44,150
1,100	United Rentals, Inc. †	16,324
3,200	US Airways Group, Inc. †	29,600
625	WABCO Holdings, Inc. †	26,213
1,000	Watsco, Inc.	55,680
2,300	Werner Enterprises, Inc.	47,127
2,800	YRC Worldwide, Inc. †	700
		1,796,180
Information Technology — 14.2%
1,000	Acme Packet, Inc. †	37,940
13,219	Actel Corp. †	210,843
2,200	Acxiom Corp. †	34,892
400	ADC Telecommunications, Inc. †	5,068
200	ADTRAN, Inc.	7,060
1,300	Advanced Energy Industries, Inc. †	16,978
4,900	Amkor Technology, Inc. †	32,193
750	Anixter International, Inc. †	40,492
433	Arris Group, Inc. †	4,230
400	Aruba Networks, Inc. †	8,536
2,700	Aviat Networks, Inc. †	11,043
2,000	Blackbaud, Inc.	48,080
1,500	Blackboard, Inc. †	54,060
3,900	Brightpoint, Inc. †	27,261
21,450	Brocade Communications Systems, Inc. †	125,268

Shares		Value

Information Technology (continued)
1,800	Cavium Networks, Inc. †	$51,768
500	Cognex Corp.	13,410
2,500	Coherent, Inc. †	100,025
100	Constant Contact, Inc. †	2,143
7,100	Convergys Corp. †	74,195
4,530	CTS Corp.	43,579
800	Daktronics, Inc.	7,856
4,600	Earthlink, Inc.	41,814
2,500	Emulex Corp. †	26,100
1,500	Finisar Corp. †	28,185
300	GSI Commerce, Inc. †	7,410
7,660	Imation Corp. †	71,468
2,000	Insight Enterprises, Inc. †	31,280
2,200	Mantech International Corp., Class A †	87,120
1,500	Maxwell Technologies, Inc. †	21,915
6,900	Methode Electronics, Inc.	62,652
2,500	Micrel, Inc.	24,650
2,000	ModusLink Global Solutions, Inc. †	12,700
300	MTS Systems Corp.	9,300
600	Netgear, Inc. †	16,206
1,600	Omnivision Technologies, Inc. †	36,864
300	OpenTable, Inc. †	20,424
1,800	Pegasystems, Inc.	55,890
5,300	Photronics, Inc. †	28,037
200	Plantronics, Inc.	6,756
700	Quest Software, Inc. †	17,213
600	Riverbed Technology, Inc. †	27,348
600	Rogers Corp. †	18,888
2,300	Scansource, Inc. †	63,802
300	SolarWinds, Inc. †	5,178
5,986	Standard Microsystems Corp. †	136,541
2,600	STEC, Inc. †	32,370
600	Syntel, Inc.	26,700
600	Take-Two Interactive Software, Inc. †	6,084
1,000	Technitrol, Inc.	4,410
3,000	TIBCO Software, Inc. †	53,220
400	TriQuint Semiconductor, Inc. †	3,840
2,270	Unisys Corp. †	63,333
12,140	United Online, Inc.	69,441
700	VeriFone Systems, Inc. †	21,749
		2,095,808
Materials — 9.7%
1,600	A Schulman, Inc.	32,240
1,318	Arch Chemicals, Inc.	46,249
10,900	Aurizon Mines, Ltd. †	75,646
300	Brush Engineered Materials, Inc. †	8,532
3,100	Buckeye Technologies, Inc.	45,601
1,500	Century Aluminum Co. †	19,755
1,170	Coeur d'Alene Mines Corp. †	23,306
6,150	Globe Specialty Metals, Inc.	86,346
200	Haynes International, Inc.	6,984
2,390	HB Fuller Co.	47,489
5,300	Headwaters, Inc. †	19,080
3,200	Hecla Mining Co. †	20,224
2,350	Horsehead Holding Corp. †	23,195
400	Innophos Holdings, Inc.	13,240
1,100	Kaiser Aluminum Corp.	47,069
1,900	Koppers Holdings, Inc.	51,053
2,400	Louisiana-Pacific Corp. †	18,168
300	Minerals Technologies, Inc.	17,676
2,100	Myers Industries, Inc.	18,039
31,400	Northgate Minerals Corp. †	95,142
4,900	Olin Corp.	98,784
300	Olympic Steel, Inc.	6,897
1,600	Packaging Corp of America	37,072

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Materials (continued)
500	PH Glatfelter Co.	$6,080
500	PolyOne Corp. †	6,045
1,400	Rockwood Holdings, Inc. †	44,058
1,200	Royal Gold, Inc.	59,808
1,900	Sensient Technologies Corp.	57,931
400	Solutia, Inc. †	6,408
3,000	Temple-Inland, Inc.	55,980
11,950	Thompson Creek Metals Co., Inc. †	128,821
7,500	Wausau Paper Corp. †	62,175
1,200	Westlake Chemical Corp.	35,916
400	Worthington Industries, Inc.	6,012
3,600	WR Grace & Co. †	100,584
		1,427,605
Telecommunication Services — 1.1%
5,100	Alaska Communications Systems Group, Inc.	51,765
3,270	Cincinnati Bell, Inc. †	8,731
4,100	Consolidated Communications Holdings, Inc.	76,547
2,100	Global Crossing, Ltd. †	27,006
		164,049
Utilities — 3.6%
1,850	Allete, Inc.	67,396
500	Avista Corp.	10,440
1,917	Black Hills Corp.	59,810
700	IDACORP, Inc.	25,144
1,100	Nicor, Inc.	50,402
4,350	NorthWestern Corp.	123,975
1,050	Otter Tail Corp.	21,410
4,700	PNM Resources, Inc.	53,533
500	Portland General Electric Co.	10,140
2,150	Unisource Energy Corp.	71,874
1,000	WGL Holdings, Inc.	37,780
		531,904
Total Common Stock (Cost $13,489,790)		14,521,920

Total Investments — 98.2%
(Cost $13,489,790)‡		14,521,920
Other Assets & Liabilities, Net — 1.8%		261,173
NET ASSETS — 100.0%		$14,783,093

† Non-income producing security.
†† Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
ADR — American Depositary Receipt

‡ At September 30, 2010, the tax basis cost of the Portfolio's investments was $13,489,790, and the unrealized appreciation and depreciation were $1,789,255 and $(757,125), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual and annual financial statements.

As of September 30, 2010, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.7%
Consumer Discretionary — 10.8%
300	1-800-Flowers.com, Inc., Class A †	$567
200	4Kids Entertainment, Inc. †	106
2,500	99 Cents Only Stores †	47,200
975	Aaron's, Inc.	17,989
900	Abercrombie & Fitch Co., Class A	35,388
300	Acme United Corp.	3,138
1,400	Advance Auto Parts, Inc.	82,152
2,150	Aeropostale, Inc. †	49,987
100	AFC Enterprises, Inc. †	1,240
90	AH Belo Corp., Class A †	636
200	Aldila, Inc. †	852
600	All American Group, Inc. †	138
4,650	Amazon.com, Inc. †	730,329
400	Ambassadors Group, Inc.	4,536
3,500	American Apparel, Inc. †	4,305
2,400	American Axle & Manufacturing Holdings, Inc. †	21,648
2,625	American Eagle Outfitters, Inc.	39,270
450	American Greetings Corp., Class A	8,365
829	American Public Education, Inc. †	27,241
700	America's Car-Mart, Inc. †	17,626
1,500	Ameristar Casinos, Inc.	26,175
964	AnnTaylor Stores Corp. †	19,511
1,750	Apollo Group, Inc., Class A †	89,863
200	Ascent Media Corp., Class A †	5,342
2,250	AutoNation, Inc. †	52,313
500	AutoZone, Inc. †	114,455
500	Bally Technologies, Inc. †	17,475
1,000	Beazer Homes USA, Inc. †	4,130
1,400	Bebe Stores, Inc.	10,094
2,925	Bed Bath & Beyond, Inc. †	126,974
950	Belo Corp., Class A †	5,890
4,400	Best Buy Co., Inc.	179,652
200	Big 5 Sporting Goods Corp.	2,684
1,500	Big Lots, Inc. †	49,875
2	Biglari Holdings, Inc. †	657
250	Blue Nile, Inc. †	11,123
300	Bluegreen Corp. †	837
112	Blyth, Inc.	4,619
400	Bon-Ton Stores, Inc. (The)	4,068
100	Books-A-Million, Inc., Class A	600
400	Borders Group, Inc. †	476
1,580	BorgWarner, Inc. †	83,140
2,000	Boyd Gaming Corp. †	14,500
500	Bridgepoint Education, Inc. †	7,730
875	Brinker International, Inc.	16,502
1,000	Brookfield Homes Corp. †	8,190
500	Brunswick Corp.	7,610
1,500	Burger King Holdings, Inc.	35,820
1,500	Cabela's, Inc. †	28,470
3,525	Cablevision Systems Corp., Class A	92,320
200	Cache, Inc. †	1,020
400	California Coastal Communities, Inc. †	336
375	California Pizza Kitchen, Inc. †	6,398
500	Callaway Golf Co.	3,500
1,500	Career Education Corp. †	32,205
1,900	Caribou Coffee Co., Inc. †	19,760
1,755	CarMax, Inc. †	48,894
4,200	Carnival Corp.	160,482
850	Carter's, Inc. †	22,380
8,937	CBS Corp., Class B	141,741
977	CEC Entertainment, Inc. †	33,540
362	Charles & Colvard, Ltd. †	800
2,550	Charming Shoppes, Inc. †	8,976
600	Cheesecake Factory, Inc. (The) †	15,882
2,450	Chico's FAS, Inc.	25,774
200	Children's Place Retail Stores, Inc. (The) †	9,754

Shares		Value

Consumer Discretionary (continued)
300	Chipotle Mexican Grill, Inc., Class A †	$51,600
800	Cinemark Holdings, Inc.	12,880
50	Citi Trends, Inc. †	1,211
700	CKX, Inc. †	3,430
1,000	Clear Channel Outdoor Holdings, Inc., Class A †	11,430
3,900	Coach, Inc.	167,544
100	Cobra Electronics Corp. †	250
200	Coinstar, Inc. †	8,598
1,450	Coldwater Creek, Inc. †	7,642
550	Collective Brands, Inc. †	8,877
110	Collectors Universe	1,482
32,983	Comcast Corp. Special, Class A	596,333
500	Conn's, Inc. †	2,325
2,450	Corinthian Colleges, Inc. †	17,199
200	CROCS, Inc. †	2,602
200	Crown Media Holdings, Inc., Class A †	478
50	CSS Industries, Inc.	865
5	CTM Media Holdings, Inc., Class B	10
300	Cumulus Media, Inc., Class A †	843
2,500	Dana Holding Corp. †	30,800
2,200	Darden Restaurants, Inc.	94,116
450	Deckers Outdoor Corp. †	22,482
775	DeVry, Inc.	38,138
1,002	Dick's Sporting Goods, Inc. †	28,096
100	Dillard's, Inc., Class A	2,364
11,168	DIRECTV, Class A †	464,924
3,200	Discovery Communications, Inc., Class A †	139,360
3,025	DISH Network Corp., Class A	57,959
100	Dixie Group, Inc. †	303
1,875	Dollar Tree, Inc. †	91,425
850	Domino's Pizza, Inc. †	11,237
650	Dover Downs Gaming & Entertainment, Inc.	2,210
3,623	DR Horton, Inc.	40,288
200	DreamWorks Animation SKG, Inc., Class A †	6,382
564	Dress Barn, Inc. (The) †	13,395
600	DSW, Inc., Class A †	17,220
3,625	Eastman Kodak Co. †	15,225
642	Education Management Corp. †	9,425
219	Emmis Communications Corp., Class A †	171
300	Empire Resorts, Inc. †	333
250	Entercom Communications Corp., Class A †	1,965
100	Entravision Communications Corp., Class A †	199
1,366	EW Scripps Co., Class A †	10,764
2,600	Exide Technologies †	12,454
3,115	Expedia, Inc.	87,874
1,600	Family Dollar Stores, Inc.	70,656
200	Famous Dave's of America, Inc. †	1,902
1,500	Federal-Mogul Corp. †	28,365
100	Finish Line, Inc. (The), Class A	1,391
1,900	Foot Locker, Inc.	27,607
37,885	Ford Motor Co. †	463,712
1,500	Fortune Brands, Inc.	73,845
300	Forward Industries, Inc. †	1,119
1,700	Fred's, Inc., Class A	20,060
200	Furniture Brands International, Inc. †	1,076
600	Gaiam, Inc., Class A	4,014
2,625	GameStop Corp., Class A †	51,739
600	Gaming Partners International Corp.	3,546
2,800	Gannett Co., Inc.	34,244
6,750	Gap, Inc. (The)	125,820
1,375	Genesco, Inc. †	41,085
2,010	Gentex Corp.	39,215
1,900	Genuine Parts Co.	84,721

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Consumer Discretionary (continued)
701	G-III Apparel Group, Ltd. †	$21,997
2,875	Goodyear Tire & Rubber Co. (The) †	30,906
500	Grand Canyon Education, Inc. †	10,965
1,000	Gray Television, Inc. †	2,010
300	Great Wolf Resorts, Inc. †	570
400	Guess?, Inc.	16,252
3,760	H&R Block, Inc.	48,692
1,696	Hanesbrands, Inc. †	43,859
2,475	Harley-Davidson, Inc.	70,389
600	Harman International Industries, Inc. †	20,046
1,000	Harte-Hanks, Inc.	11,670
2,200	Hasbro, Inc.	97,922
500	hhgregg, Inc. †	12,380
200	Hibbett Sports, Inc. †	4,990
300	Hillenbrand, Inc.	6,453
20,150	Home Depot, Inc. (The)	638,352
200	Hooker Furniture Corp.	2,326
100	HOT Topic, Inc.	599
1,000	Hovnanian Enterprises, Inc., Class A †	3,930
743	HSN, Inc. †	22,216
600	Hyatt Hotels Corp., Class A †	22,434
450	Iconix Brand Group, Inc. †	7,875
100	Infosonics Corp. †	62
4,450	International Game Technology	64,303
237	International Speedway Corp., Class A	5,783
4,372	Interpublic Group of Cos., Inc. (The) †	43,851
743	Interval Leisure Group, Inc. †	10,008
500	J. Crew Group, Inc. †	16,810
2,292	J.C. Penney Co., Inc.	62,297
775	Jackson Hewitt Tax Service, Inc. †	713
1,500	Jarden Corp.	46,695
500	John Wiley & Sons, Inc., Class A	20,430
6,650	Johnson Controls, Inc.	202,825
378	Jones Apparel Group, Inc.	7,424
300	JOS A Bank Clothiers, Inc. †	12,783
600	Journal Communications, Inc., Class A †	2,706
300	K12, Inc. †	8,709
800	KB Home	9,064
1,800	Kenneth Cole Productions, Inc., Class A †	30,006
200	Kid Brands, Inc. †	1,720
50	Knology, Inc. †	671
3,600	Kohl's Corp. †	189,648
300	Krispy Kreme Doughnuts, Inc. †	1,374
550	K-Swiss, Inc., Class A †	7,013
200	Lakes Entertainment, Inc. †	338
500	Lamar Advertising Co., Class A †	15,910
600	Landry's Restaurants, Inc. †	14,694
3,200	Las Vegas Sands Corp. †	111,520
200	La-Z-Boy, Inc., Class Z †	1,688
100	Leapfrog Enterprises, Inc., Class A †	548
450	Lear Corp. †	—
500	Learning Tree International, Inc.	5,060
750	Lee Enterprises, Inc. †	2,010
1,410	Leggett & Platt, Inc.	32,092
3,100	Lennar Corp., Class A	47,678
1,000	Libbey, Inc. †	13,170
3,551	Liberty Global, Inc., Class A †	109,406
1,035	Liberty Media Corp. - Capital, Ser A †	53,882
6,675	Liberty Media Corp. - Interactive, Class A †	91,514
729	Liberty Media Corp. - Starz, Ser A †	47,298
200	Life Time Fitness, Inc. †	7,894
700	Lifetime Brands, Inc. †	10,570
200	LIN TV Corp., Class A †	888
200	Lincoln Educational Services Corp. †	2,882
1,537	Live Nation Entertainment, Inc. †	15,186
800	Liz Claiborne, Inc. †	4,864
1,800	LKQ Corp. †	37,440
16,781	Lowe's Cos., Inc.	374,048

Shares		Value

Consumer Discretionary (continued)
3,540	Ltd. Brands, Inc.	$94,801
5,998	Macy's, Inc.	138,494
881	Madison Square Garden, Inc., Class A †	18,571
100	Marcus Corp.	1,185
700	Marine Products Corp. †	4,298
3,577	Marriott International, Inc., Class A	128,164
3,100	Martha Stewart Living Omnimedia, Class A †	14,694
3,730	Mattel, Inc.	87,506
100	Matthews International Corp., Class A	3,536
496	McClatchy Co. (The), Class A †	1,949
1,500	McCormick & Schmick's Seafood Restaurants, Inc. †	11,670
12,900	McDonald's Corp.	961,179
3,700	McGraw-Hill Cos., Inc. (The)	122,322
271	MDC Holdings, Inc.	7,867
500	Media General, Inc., Class A †	4,480
1,467	Mediacom Communications Corp., Class A †	9,697
500	Meritage Homes Corp. †	9,810
4,200	MGM Resorts International †	47,376
577	Mohawk Industries, Inc. †	30,754
1,600	Monarch Casino & Resort, Inc. †	17,936
500	Monro Muffler Brake, Inc.	23,055
150	Morgans Hotel Group Co. †	1,098
300	Morton's Restaurant Group, Inc. †	1,467
700	MTR Gaming Group, Inc. †	1,253
591	Multimedia Games, Inc. †	2,187
500	National CineMedia, Inc.	8,950
50	Nautilus, Inc. †	66
100	Navarre Corp. †	260
1,300	New York & Co., Inc. †	3,341
2,100	New York Times Co., Class A †	16,254
2,926	Newell Rubbermaid, Inc.	52,112
23,238	News Corp., Class A	303,488
200	Nexstar Broadcasting Group, Inc., Class A †	1,030
4,550	NIKE, Inc., Class B	364,637
700	Noble International, Ltd. †	—
2,800	Nordstrom, Inc.	104,160
5,525	Office Depot, Inc. †	25,415
1,100	OfficeMax, Inc. †	14,399
3,500	Omnicom Group, Inc.	138,180
2,900	Orbitz Worldwide, Inc. †	18,270
1,560	O'Reilly Automotive, Inc. †	82,992
650	Orleans Homebuilders, Inc. †	81
500	Outdoor Channel Holdings, Inc. †	2,765
300	Overstock.com, Inc. †	4,716
50	Oxford Industries, Inc.	1,189
200	Pacific Sunwear of California, Inc. †	1,046
600	Palm Harbor Homes, Inc. †	954
300	Panera Bread Co., Class A †	26,583
1,500	Penn National Gaming, Inc. †	44,415
400	Penske Automotive Group, Inc. †	5,280
1,500	PEP Boys-Manny Moe & Jack	15,870
1,300	Perry Ellis International, Inc. †	28,405
2,050	PetSmart, Inc.	71,750
1,900	Pier 1 Imports, Inc. †	15,561
800	Pinnacle Entertainment, Inc. †	8,920
565	Playboy Enterprises, Inc., Class B †	2,904
300	Polaris Industries, Inc.	19,530
275	Premier Exhibitions, Inc. †	476
200	Pre-Paid Legal Services, Inc. †	12,498
500	priceline.com, Inc. †	174,170
1,000	PRIMEDIA, Inc.	3,800
100	Princeton Review, Inc. †	204
3,840	Pulte Group, Inc. †	33,638
50	Quiksilver, Inc. †	195
850	RadioShack Corp.	18,131

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Consumer Discretionary (continued)
2,600	Regal Entertainment Group, Class A	$34,112
200	Regis Corp.	3,826
250	Rent-A-Center, Inc., Class A	5,595
100	Retail Ventures, Inc. †	1,076
1,500	Rick's Cabaret International, Inc. †	10,920
100	Rocky Brands, Inc. †	762
1,250	Ross Stores, Inc.	68,275
1,625	Royal Caribbean Cruises, Ltd. †	51,236
500	Ruby Tuesday, Inc. †	5,935
2,200	Ruth's Hospitality Group, Inc. †	8,822
1,500	Ryland Group, Inc.	26,880
1,800	Saks, Inc. †	15,480
100	Salem Communications Corp., Class A †	297
1,000	Sally Beauty Holdings, Inc. †	11,200
2,500	Scientific Games Corp., Class A †	24,250
1,300	Scripps Networks Interactive, Inc., Class A	61,854
200	Sealy Corp. †	488
925	Sears Holdings Corp. †	66,729
188	Select Comfort Corp. †	1,275
4,375	Service Corp. International	37,712
400	Shoe Carnival, Inc. †	8,088
100	Shuffle Master, Inc. †	841
776	Signet Jewelers, Ltd. †	24,630
900	Sinclair Broadcast Group, Inc., Class A †	6,318
1,000	Sonic Automotive, Inc., Class A †	9,830
800	Sonic Corp. †	6,464
603	Sotheby's	22,202
75	Spartan Motors, Inc.	348
400	Speedway Motorsports, Inc.	6,272
552	Stage Stores, Inc.	7,176
1,892	Stanley Black & Decker, Inc.	115,942
200	Stanley Furniture Co., Inc. †	688
8,075	Staples, Inc.	168,929
8,100	Starbucks Corp.	207,198
1,473	Starwood Hotels & Resorts Worldwide, Inc.	77,406
100	Steinway Musical Instruments, Inc. †	1,722
900	Stewart Enterprises, Inc., Class A	4,851
150	Superior Industries International, Inc.	2,592
1,300	Syms Corp. †	9,971
600	Systemax, Inc.	7,368
1,500	Talbots, Inc. †	19,650
8,200	Target Corp.	438,208
1,500	Tempur-Pedic International, Inc. †	46,500
450	Tenneco, Inc. †	13,036
500	Thor Industries, Inc.	16,700
1,500	Tiffany & Co.	70,485
400	Timberland Co. (The), Class A †	7,924
4,099	Time Warner Cable, Inc., Class A	221,305
13,158	Time Warner, Inc.	403,293
5,000	TJX Cos., Inc.	223,150
1,600	Toll Brothers, Inc. †	30,432
200	Trans World Entertainment Corp. †	340
300	True Religion Apparel, Inc. †	6,402
1,000	TRW Automotive Holdings Corp. †	41,560
200	Tuesday Morning Corp. †	954
900	Ulta Salon Cosmetics & Fragrance, Inc. †	26,280
200	Universal Electronics, Inc. †	4,170
500	Universal Technical Institute, Inc.	9,775
2,500	Urban Outfitters, Inc. †	78,600
200	Value Line, Inc.	2,774
300	Valuevision Media, Inc., Class A †	564
1,350	VF Corp.	109,377
7,137	Viacom, Inc., Class B	258,288
2,825	Virgin Media Inc.	65,032
800	Volcom, Inc. †	15,296
21,518	Walt Disney Co. (The)	712,461
500	Warnaco Group, Inc. (The) †	25,565
Shares		Value

Consumer Discretionary (continued)
1,150	Warner Music Group Corp. †	$5,175
296	Weight Watchers International, Inc.	9,232
6,000	Wendy's/Arby's Group, Inc., Class A	27,180
5	Westwood One, Inc. †	42
572	Whirlpool Corp.	46,309
1,100	Williams-Sonoma, Inc.	34,870
500	Winnebago Industries, Inc. †	5,210
400	Wolverine World Wide, Inc.	11,604
600	World Wrestling Entertainment, Inc., Class A	8,346
2,085	Wyndham Worldwide Corp.	57,275
800	Wynn Resorts, Ltd.	69,416
5,850	Yum! Brands, Inc.	269,451
1,900	Zale Corp. †	3,990
		16,550,148
Consumer Staples — 10.0%
1,000	Alberto-Culver Co., Class B	37,650
200	Alico, Inc.	4,648
2,200	Alliance One International, Inc. †	9,130
27,075	Altria Group, Inc.	650,342
250	Andersons, Inc. (The)	9,475
7,786	Archer-Daniels-Midland Co.	248,529
4,950	Avon Products, Inc.	158,945
500	BJ's Wholesale Club, Inc. †	20,750
312	Boston Beer Co., Inc., Class A †	20,863
2,300	Brown-Forman Corp., Class B	141,772
1,900	Bunge, Ltd.	112,404
3,175	Campbell Soup Co.	113,506
1,500	Central European Distribution Corp. †	33,480
1,100	Church & Dwight Co., Inc.	71,434
1,700	Clorox Co.	113,492
26,820	Coca-Cola Co. (The)	1,569,506
4,120	Coca-Cola Enterprises, Inc.	127,720
5,780	Colgate-Palmolive Co.	444,251
5,573	ConAgra Foods, Inc.	122,272
2,550	Constellation Brands, Inc., Class A †	45,110
800	Corn Products International, Inc.	30,000
5,250	Costco Wholesale Corp.	338,573
17,342	CVS Caremark Corp.	545,753
650	Darling International, Inc. †	5,538
2,134	Dean Foods Co. †	21,788
4,205	Del Monte Foods Co.	55,128
1,500	Dole Food Co., Inc. †	13,725
2,500	Dr. Pepper Snapple Group, Inc.	88,800
1,300	Energizer Holdings, Inc. †	87,399
1,600	Estee Lauder Cos., Inc. (The), Class A	101,168
1,125	Flowers Foods, Inc.	27,945
7,400	General Mills, Inc.	270,396
2,800	Great Atlantic & Pacific Tea Co. †	11,088
1,500	Hain Celestial Group, Inc. †	35,970
1,100	Hansen Natural Corp. †	51,282
800	Herbalife, Ltd.	48,280
2,600	Hershey Co. (The)	123,734
4,150	HJ Heinz Co.	196,585
1,050	Hormel Foods Corp.	46,830
1,550	Ingles Markets, Inc., Class A	25,745
2,139	Inter Parfums, Inc.	37,625
1,500	JM Smucker Co. (The)	90,795
3,250	Kellogg Co.	164,157
5,274	Kimberly-Clark Corp.	343,074
17,271	Kraft Foods, Inc., Class A	532,983
8,125	Kroger Co. (The)	175,988
1,825	Lorillard, Inc.	146,566
700	Mannatech, Inc. †	1,435
1,750	McCormick & Co., Inc.	73,570
200	MGP Ingredients, Inc.	1,570
1,500	Molson Coors Brewing Co., Class B	70,830
850	NBTY, Inc. †	46,733

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Consumer Staples (continued)
700	Nu Skin Enterprises, Inc., Class A	$20,160
50	Parametric Sound Corp. †(a)	—
20,640	PepsiCo, Inc.	1,371,322
22,225	Philip Morris International, Inc.	1,245,044
1,200	Prestige Brands Holdings, Inc. †	11,868
585	Pricesmart, Inc.	17,041
36,752	Procter & Gamble Co. (The)	2,204,017
700	Ralcorp Holdings, Inc. †	40,936
100	Reliv International, Inc.	215
1,814	Reynolds American, Inc.	107,733
7,050	Rite Aid Corp. †	6,648
70	Rocky Mountain Chocolate Factory, Inc.	664
4,900	Safeway, Inc.	103,684
50	Sanderson Farms, Inc.	2,164
9,520	Sara Lee Corp.	127,854
700	SIRVA, Inc. †	—
1,200	Smithfield Foods, Inc. †	20,196
3,036	SUPERVALU, Inc.	35,005
7,700	Sysco Corp.	219,604
3,805	Tyson Foods, Inc., Class A	60,956
198	USANA Health Sciences, Inc. †	7,991
12,950	Walgreen Co.	433,825
26,395	Wal-Mart Stores, Inc.	1,412,660
600	WD-40 Co.	22,812
2,425	Whole Foods Market, Inc. †	89,992
		15,428,723
Energy — 10.4%
3,550	Allis-Chalmers Energy, Inc. †	14,804
1,500	Alon USA Energy, Inc.	8,100
1,350	Alpha Natural Resources, Inc. †	55,553
100	American Oil & Gas, Inc. †	810
6,056	Anadarko Petroleum Corp.	345,495
4,606	Apache Corp.	450,283
1,000	Approach Resources, Inc. †	11,180
2,000	Arch Coal, Inc.	53,420
880	Atlas Energy, Inc. †	25,203
2,100	Atlas Pipeline Holdings, LP † (b)	18,711
3,820	Baker Hughes, Inc.	162,732
600	Barnwell Industries, Inc. †	1,938
900	Basic Energy Services, Inc. †	7,668
400	Berry Petroleum Co., Class A	12,692
900	BioFuel Energy Corp. †	1,800
900	Bolt Technology Corp. †	9,225
3,100	BPZ Resources, Inc. †	11,873
1,400	Brigham Exploration Co. †	26,250
200	Bristow Group, Inc. †	7,216
375	Bronco Drilling Co., Inc. †	1,496
900	Cabot Oil & Gas Corp.	27,099
1,218	Cal Dive International, Inc. †	6,662
4,500	Callon Petroleum Co. †	22,275
3,300	Cameron International Corp. †	141,768
150	CARBO Ceramics, Inc.	12,150
200	Cheniere Energy, Inc. †	504
8,600	Chesapeake Energy Corp.	194,790
25,599	Chevron Corp.	2,074,799
1,047	Cimarex Energy Co.	69,290
1,600	Clean Energy Fuels Corp. †	22,736
800	Complete Production Services, Inc. †	16,360
400	Comstock Resources, Inc. †	8,996
800	Concho Resources, Inc. †	52,936
19,401	ConocoPhillips	1,114,199
1,700	Consol Energy, Inc.	62,832
200	Cross Timbers Royalty Trust	7,130
2,500	Crosstex Energy, Inc. †	19,750
1,000	CVR Energy, Inc. †	8,250
400	Dawson Geophysical Co. †	10,660
1,000	Delek US Holdings, Inc.	7,160
2,500	Delta Petroleum Corp. †	1,967

Shares		Value

Energy (continued)
4,779	Denbury Resources, Inc. †	$75,938
5,136	Devon Energy Corp.	332,505
2,477	DHT Holdings, Inc.	10,230
250	Diamond Offshore Drilling, Inc.	16,942
1,500	Dresser-Rand Group, Inc. †	55,335
300	Dril-Quip, Inc. †	18,633
9,164	El Paso Corp.	113,450
15	Energy Partners, Ltd. †	180
2,975	EOG Resources, Inc.	276,586
1,600	Equities Corp.	57,696
2,700	EXCO Resources, Inc.	40,149
812	Exterran Holdings, Inc. †	18,441
65,069	Exxon Mobil Corp.	4,020,614
1,278	FMC Technologies, Inc. †	87,275
950	Forest Oil Corp. †	28,215
1,100	Frontier Oil Corp.	14,740
1,500	General Maritime Corp.	7,365
2,100	Geokinetics, Inc. †	13,020
100	GeoMet, Inc. †	86
500	Georesources, Inc. †	7,950
1,450	Global Industries, Ltd. †	7,932
1,500	Goodrich Petroleum Corp. †	21,855
381	Gulf Island Fabrication, Inc.	6,934
300	Gulfmark Offshore, Inc., Class A †	9,216
1,250	Gulfport Energy Corp. †	17,300
12,181	Halliburton Co.	402,826
1,000	Helix Energy Solutions Group, Inc. †	11,140
1,750	Helmerich & Payne, Inc.	70,805
1,900	Hercules Offshore, Inc. †	5,035
3,852	Hess Corp.	227,730
500	Hornbeck Offshore Services, Inc. †	9,745
2,325	International Coal Group, Inc. †	12,369
1,750	ION Geophysical Corp. †	8,995
450	James River Coal Co. †	7,888
1,200	Key Energy Services, Inc. †	11,412
7,300	Kodiak Oil & Gas Corp. †	24,747
8,822	Marathon Oil Corp.	292,008
1,000	Mariner Energy, Inc. †	24,230
900	Massey Energy Co.	27,918
450	Matrix Service Co. †	3,937
2,875	McDermott International, Inc. †	42,493
1,500	McMoRan Exploration Co. †	25,815
2,400	Murphy Oil Corp.	148,608
3,100	Nabors Industries, Ltd. †	55,986
5,845	National Oilwell Varco, Inc.	259,927
1,525	Newfield Exploration Co. †	87,596
875	Newpark Resources, Inc. †	7,350
100	NGAS Resources, Inc. †	87
1,400	Noble Energy, Inc.	105,126
400	Oasis Petroleum, Inc. †	7,748
10,610	Occidental Petroleum Corp.	830,763
850	Oceaneering International, Inc. †	45,781
500	Oil States International, Inc. †	23,275
100	Omni Energy Services Corp. †	273
1,013	OYO Geospace Corp. †	58,632
100	Pacific Ethanol, Inc. †	89
3,600	Parker Drilling Co. †	15,660
730	Patriot Coal Corp. †	8,329
1,950	Patterson-UTI Energy, Inc.	33,306
3,550	Peabody Energy Corp.	173,985
3,147	Petrohawk Energy Corp. †	50,793
496	Petroleum Development Corp. †	13,690
2,300	Petroquest Energy, Inc. †	14,007
1,350	Pioneer Drilling Co. †	8,613
1,325	Pioneer Natural Resources Co.	86,165
1,553	Plains Exploration & Production Co. †	41,419
2,050	Pride International, Inc. †	60,331
1,700	Pyramid Oil Co. †	7,684
2,200	QEP Resources, Inc.	66,308

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Energy (continued)
1,700	Quicksilver Resources, Inc. †	$21,420
1,900	Range Resources Corp.	72,447
600	Rex Energy Corp. †	7,680
600	Rosetta Resources, Inc. †	14,094
1,600	Rowan Cos., Inc. †	48,576
1,250	RPC, Inc.	26,450
3,400	Sandridge Energy †	19,312
17,829	Schlumberger, Ltd.	1,098,445
750	SM Energy Co.	28,095
1,172	Southern Union Co.	28,198
3,800	Southwestern Energy Co. †	127,072
8,341	Spectra Energy Corp.	188,090
1,065	Sunoco, Inc.	38,872
950	Superior Energy Services, Inc. †	25,355
3,500	Syntroleum Corp. †	6,545
500	T-3 Energy Services, Inc. †	13,075
1,500	Tesoro Corp.	20,040
212	TGC Industries, Inc. †	814
750	Tidewater, Inc.	33,608
500	Toreador Resources Corp. †	5,590
1,600	Trico Marine Services, Inc. †	266
1,765	Ultra Petroleum Corp. †	74,095
200	Union Drilling, Inc. †	896
500	Unit Corp. †	18,645
1,150	USEC, Inc. †	5,968
1,100	Vaalco Energy, Inc. †	6,314
8,114	Valero Energy Corp.	142,076
1,550	Venoco, Inc. †	30,426
8	Verenium Corp. †	26
800	W&T Offshore, Inc.	8,480
300	Warren Resources, Inc. †	1,191
1,500	Western Refining, Inc. †	7,860
500	Westmoreland Coal Co. †	4,930
7,050	Williams Cos., Inc. (The)	134,726
800	World Fuel Services Corp.	20,808
		16,068,458
Financials — 15.9%
200	21st Century Holding Co.	698
900	Abington Bancorp, Inc.	9,486
1	Acadia Realty Trust	19
600	Advance America Cash Advance Centers, Inc.	2,418
200	Affirmative Insurance Holdings, Inc. †	720
5,950	Aflac, Inc.	307,675
7,175	Allstate Corp. (The)	226,371
800	Alterra Capital Holdings, Ltd.	15,936
100	Altisource Portfolio Solutions SA †	3,114
1,725	AMB Property Corp.	45,661
411	Amcore Financial, Inc. †	1
807	American Campus Communities, Inc.	24,565
1,100	American Equity Investment Life Holding Co.	11,264
12,550	American Express Co.	527,477
1,100	American Financial Group, Inc.	33,638
300	American National Insurance Co.	22,791
3,080	Ameriprise Financial, Inc.	145,776
310	Anchor Bancorp Wisconsin, Inc. †	205
8,225	Annaly Capital Management, Inc.	144,760
1,500	Anworth Mortgage Asset Corp.	10,695
2,450	AON Corp.	95,819
1,256	Apartment Investment & Management Co., Class A	26,853
2,200	Apollo Investments †	22,506
200	Arbor Realty Trust, Inc. †	1,008
400	Arch Capital Group, Ltd. †	33,520
4	Arlington Asset Investment Corp., Class A	93
1,150	Arthur J. Gallagher & Co.	30,325

Shares		Value

Financials (continued)
544	Ashford Hospitality Trust, Inc. †	$4,923
1,100	Aspen Insurance Holdings, Ltd.	33,308
400	Asset Acceptance Capital Corp. †	2,148
1,354	Associated Banc-Corp	17,859
300	Associated Estates Realty Corp.	4,194
1,400	Assurant, Inc.	56,980
600	Assured Guaranty, Ltd.	10,266
700	Astoria Financial Corp.	9,541
847	AvalonBay Communities, Inc.	88,029
600	Avatar Holdings, Inc. †	11,448
1,700	Axis Capital Holdings, Ltd.	55,998
50	Bancorp, Inc. †	335
1,150	BancorpSouth, Inc.	16,307
130,448	Bank of America Corp.	1,710,173
450	Bank of Hawaii Corp.	20,214
15,163	Bank of New York Mellon Corp. (The)	396,209
80	BankAtlantic Bancorp, Inc., Class A †	64
700	BankFinancial Corp.	6,419
9,625	BB&T Corp.	231,770
500	Beneficial Mutual Bancorp, Inc. †	4,485
22,100	Berkshire Hathaway, Inc., Class B †	1,827,228
1,000	BGC Partners, Inc., Class A	5,970
1,000	BioMed Realty Trust, Inc.	17,920
1,000	Boston Private Financial Holdings, Inc.	6,540
1,625	Boston Properties, Inc.	135,070
2,988	Brandywine Realty Trust	36,603
1,325	BRE Properties, Inc.	54,987
4,775	Brookfield Properties Corp.	74,108
1,500	Brookline Bancorp, Inc.	14,970
1,400	Brown & Brown, Inc.	28,266
100	Camden National Corp.	3,465
1,425	Camden Property Trust	68,357
350	Capital City Bank Group, Inc.	4,249
5,350	Capital One Financial Corp.	211,592
3,839	CapitalSource, Inc.	20,500
700	CapLease, Inc.	3,913
1,700	Capstead Mortgage Corp.	18,479
100	Cardinal Financial Corp.	961
288	Cathay General Bancorp	3,424
2,825	CB Richard Ellis Group, Inc., Class A †	51,641
4,080	CBL & Associates Properties, Inc.	53,285
650	Cedar Shopping Centers, Inc.	3,952
12,914	Charles Schwab Corp. (The)	179,505
400	Charter Financial Corp.	3,280
1,500	Chemical Financial Corp.	30,960
6,900	Chimera Investment Corp.	27,255
4,200	Chubb Corp.	239,358
2,394	Cincinnati Financial Corp.	69,067
270,250	Citigroup, Inc. †	1,053,975
2,500	City Bank †	350
600	City National Corp.	31,842
975	CME Group, Inc., Class A	253,939
500	CNA Surety Corp. †	8,960
2,900	CNO Financial Group, Inc. †	16,066
750	CoBiz Financial, Inc.	4,170
1,000	Cogdell Spencer, Inc.	6,320
350	Cohen & Steers, Inc.	7,595
429	Colonial Properties Trust	6,946
276	Columbia Banking System, Inc.	5,423
2,173	Comerica, Inc.	80,727
1,125	Commerce Bancshares, Inc.	42,289
1,293	CommonWealth REIT	33,101
500	Community Bank System, Inc.	11,505
100	Community Trust Bancorp, Inc.	2,709
200	CompuCredit Holdings Corp.	964
850	Corporate Office Properties Trust	31,713
1,852	Cousins Properties, Inc.	13,223
5,500	Crawford & Co., Class B †	13,365
950	Cullen/Frost Bankers, Inc.	51,176

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Financials (continued)
1,000	CVB Financial Corp.	$7,510
6,450	DCT Industrial Trust, Inc.	30,895
23	Deerfield Capital Corp. †	157
322	Delphi Financial Group, Inc., Class A	8,047
3,995	Developers Diversified Realty Corp.	44,824
3,502	DiamondRock Hospitality Co.	33,234
1,000	Digital Realty Trust, Inc.	61,700
7,425	Discover Financial Services	123,849
1,100	Donegal Group, Inc., Class A	14,377
1,100	Douglas Emmett, Inc.	19,261
400	Duff & Phelps Corp., Class A	5,388
3,101	Duke Realty Corp.	35,941
700	DuPont Fabros Technology, Inc.	17,605
2,778	E*Trade Financial Corp. †	40,392
2,000	East West Bancorp, Inc.	32,560
1,325	Eaton Vance Corp.	38,478
1,000	Education Realty Trust, Inc.	7,150
1,500	eHealth, Inc. †	19,380
200	Encore Capital Group, Inc. †	3,604
700	Endurance Specialty Holdings, Ltd.	27,860
50	Enterprise Financial Services Corp.	465
300	Entertainment Properties Trust	12,954
3,679	Equity Residential	175,010
700	Everest Re Group, Ltd.	60,529
500	Extra Space Storage, Inc.	8,020
15,525	Fannie Mae †	4,248
974	FBL Financial Group, Inc., Class A	25,305
900	Federal Realty Investment Trust	73,494
1,200	Federated Investors, Inc., Class B	27,312
1,000	FelCor Lodging Trust, Inc. †	4,600
3,291	Fidelity National Financial, Inc., Class A	51,702
11,701	Fifth Third Bancorp	140,763
1,200	Financial Institutions, Inc.	21,192
100	First Acceptance Corp. †	169
1,827	First American Financial Corp.	27,295
300	First Bancorp	4,086
2,500	First BanCorp †	700
500	First Cash Financial Services, Inc. †	13,875
800	First Commonwealth Financial Corp.	4,360
425	First Community Bancshares, Inc.	5,482
100	First Financial Corp.	2,950
2,391	First Horizon National Corp. †	27,281
650	First Industrial Realty Trust, Inc. †	3,295
50	First Marblehead Corp. (The) †	117
2,008	First Niagara Financial Group, Inc.	23,393
800	First Potomac Realty Trust	12,000
1,007	FirstMerit Corp.	18,448
950	Flagstone Reinsurance Holdings SA	10,080
1,500	FNB Corp.	12,840
2,100	Forest City Enterprises, Inc., Class A †	26,943
1,950	Franklin Resources, Inc.	208,455
950	Franklin Street Properties Corp.	11,799
8,725	Freddie Mac †	2,583
490	Frontier Financial Corp. †	93
2,734	Fulton Financial Corp.	24,770
456	General Growth Properties, Inc.	7,109
550	General Motors Financial Co., Inc. †	13,453
5,850	Genworth Financial, Inc., Class A †	71,487
400	Getty Realty Corp.	10,732
900	Glacier Bancorp, Inc.	13,140
1,000	Gleacher & Co., Inc. †	1,610
1,600	GLG Partners, Inc. †	7,200
800	Glimcher Realty Trust	4,920
325	Global Indemnity PLC, Class A †	5,216
6,420	Goldman Sachs Group, Inc. (The)	928,204
435	Gramercy Capital Corp. †	605
338	Green Bankshares, Inc. †	2,295
300	Grubb & Ellis Co. †	360
1,000	Guaranty Bancorp †	1,590

Shares		Value

Financials (continued)
100	Hallmark Financial Services †	$874
550	Hanmi Financial Corp. †	704
700	Hanover Insurance Group, Inc. (The)	32,900
200	Harleysville Group, Inc.	6,558
4,750	Hartford Financial Services Group, Inc.	109,012
1,175	HCC Insurance Holdings, Inc.	30,656
3,825	HCP, Inc.	137,624
1,200	Health Care REIT, Inc.	56,808
1,500	Healthcare Realty Trust, Inc.	35,085
50	Heritage Commerce Corp. †	173
700	Hersha Hospitality Trust	3,626
650	Highwoods Properties, Inc.	21,105
1,500	Hilltop Holdings, Inc. †	14,370
660	Home Bancshares, Inc.	13,411
500	Home Properties, Inc.	26,450
1,000	Horace Mann Educators Corp.	17,780
2,500	Hospitality Properties Trust	55,825
7,624	Host Hotels & Resorts, Inc.	110,396
6,626	Hudson City Bancorp, Inc.	81,235
7,351	Huntington Bancshares, Inc.	41,680
85	IMPAC Mortgage Holdings, Inc. †	234
300	Infinity Property & Casualty	14,631
1,100	Inland Real Estate Corp.	9,141
1,500	Interactive Brokers Group, Inc., Class A †	25,815
875	IntercontinentalExchange, Inc. †	91,630
500	International Assets Holding Corp. †	9,050
700	International Bancshares Corp.	11,823
550	Intervest Bancshares Corp., Class A †	1,155
5,700	Invesco, Ltd.	121,011
2,000	Investment Technology Group, Inc. †	28,440
800	Investors Bancorp, Inc. †	9,472
1,800	Investors Real Estate Trust	15,084
1,564	iStar Financial, Inc. †	4,786
2,475	Janus Capital Group, Inc.	27,101
1,700	Jefferies Group, Inc.	38,573
50,759	JPMorgan Chase & Co.	1,932,395
600	Kearny Financial Corp.	5,298
12,173	KeyCorp	96,897
700	Kilroy Realty Corp.	23,198
4,625	Kimco Realty Corp.	72,844
800	Kite Realty Group Trust	3,552
400	Knight Capital Group, Inc., Class A †	4,956
200	LaBranche & Co., Inc. †	780
1,500	LaSalle Hotel Properties	35,085
2,700	Legg Mason, Inc.	81,837
2,505	Leucadia National Corp.	59,168
1,626	Lexington Realty Trust	11,642
1,450	Liberty Property Trust	46,255
3,700	Lincoln National Corp.	88,504
4,200	Loews Corp.	159,180
937	M&T Bank Corp.	76,656
1,287	Macerich Co. (The)	55,277
1,500	Mack-Cali Realty Corp.	49,065
1,000	Maiden Holdings, Ltd.	7,610
5,370	Marsh & McLennan, Inc.	129,524
9,732	Marshall & Ilsley Corp.	68,513
244	MB Financial, Inc.	3,958
1,900	MBIA, Inc. †	19,095
967	Meadowbrook Insurance Group, Inc.	8,674
600	Medallion Financial Corp.	4,674
500	Medical Properties Trust, Inc.	5,070
7,821	MetLife, Inc.	300,717
2,600	MF Global Holdings, Ltd. †	18,720
3,000	MFA Mortgage Investments, Inc.	22,890
1,500	MGIC Investment Corp. †	13,845
100	Mid-America Apartment Communities, Inc.	5,828
400	Montpelier Re Holdings, Ltd.	6,928
2,575	Moody's Corp.	64,323

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Financials (continued)
14,825	Morgan Stanley	$365,881
7,800	MPG Office Trust, Inc. †	19,500
1,072	MSCI, Inc., Class A †	35,601
600	Nara Bancorp, Inc. †	4,236
2,450	NASDAQ OMX Group, Inc. †	47,604
400	National Interstate Corp.	8,708
2,500	National Penn Bancshares, Inc.	15,625
1,500	National Retail Properties, Inc.	37,665
1,450	Nationwide Health Properties, Inc.	56,071
500	NBT Bancorp, Inc.	11,035
4,312	New York Community Bancorp, Inc.	70,070
2,600	NewAlliance Bancshares, Inc.	32,812
350	Newcastle Investment Corp. †	1,085
50	North Valley Bancorp †	80
2,850	Northern Trust Corp.	137,484
156	NorthStar Realty Finance Corp.	583
875	Northwest Bancshares, Inc.	9,791
3,350	NYSE Euronext	95,710
300	Ocwen Financial Corp. †	3,042
1,500	Old National Bancorp	15,750
3,236	Old Republic International Corp.	44,819
400	Old Second Bancorp, Inc.	560
800	Omega Healthcare Investors, Inc.	17,960
600	OneBeacon Insurance Group, Ltd., Class A	8,574
432	Oriental Financial Group, Inc.	5,746
4,500	Oritani Financial Corp.	44,910
200	Parkway Properties, Inc.	2,960
900	PartnerRe, Ltd.	72,162
4,347	People's United Financial, Inc.	56,902
123	PHH Corp. †	2,590
1,250	Phoenix Cos., Inc. (The) †	2,625
1,500	Pinnacle Financial Partners, Inc. †	13,785
500	Platinum Underwriters Holdings, Ltd.	21,760
2,684	Plum Creek Timber Co., Inc.	94,745
7,325	PMI Group, Inc. †	26,883
11,575	Popular, Inc. †	33,567
2,000	Post Properties, Inc.	55,840
1,000	Preferred Bank †	1,650
100	Primus Guaranty, Ltd. †	456
4,400	Principal Financial Group, Inc.	114,048
1,222	PrivateBancorp, Inc., Class A	13,919
265	ProAssurance Corp. †	15,261
7,125	Progressive Corp. (The)	148,699
6,744	ProLogis	79,444
1,000	Protective Life Corp.	21,760
1,500	Provident Financial Services, Inc.	18,540
1,050	Provident New York Bancorp	8,809
5,850	Prudential Financial, Inc.	316,953
1,639	Public Storage	159,049
2,077	Pzena Investment Management, Inc., Class A	14,269
1,370	Radian Group, Inc.	10,713
200	RAIT Financial Trust †	330
1,000	Ramco-Gershenson Properties Trust	10,710
1,200	Raymond James Financial, Inc.	30,396
1,001	Rayonier, Inc.	50,170
1,300	Realty Income Corp.	43,836
2,200	Redwood Trust, Inc.	31,812
1,825	Regency Centers Corp.	72,033
18,606	Regions Financial Corp.	135,266
850	Reinsurance Group of America, Inc., Class A	41,047
700	RenaissanceRe Holdings, Ltd.	41,972
50	Renasant Corp.	760
315	Republic Bancorp, Inc., Class A	6,656
250	Resource America, Inc., Class A	1,420
200	Resource Capital Corp.	1,270
1,700	Roma Financial Corp.	17,901

Shares		Value

Financials (continued)
200	Saul Centers, Inc.	$8,390
700	SeaBright Holdings, Inc.	5,642
750	Seacoast Banking Corp of Florida †	915
600	Selective Insurance Group, Inc.	9,774
1,650	Senior Housing Properties Trust	38,775
400	Signature Bank †	15,536
1,500	Simmons First National, Class A	42,405
3,896	Simon Property Group, Inc.	361,315
1,500	SL Green Realty Corp.	94,995
5,500	SLM Corp. †	63,525
50	Southwest Bancorp, Inc.	648
316	Sovran Self Storage, Inc.	11,976
1,500	St. Joe Co. (The) †	37,305
490	StanCorp Financial Group, Inc.	18,620
400	State Auto Financial Corp.	6,084
6,815	State Street Corp.	256,653
50	Sterling Bancorp, Class N	435
1,100	Sterling Bancshares, Inc.	5,907
300	Stewart Information Services Corp.	3,396
427	Stifel Financial Corp. †	19,766
100	Strategic Hotels & Resorts, Inc. †	424
50	Suffolk Bancorp	1,266
822	Sun Bancorp, Inc. †	4,192
500	Sun Communities, Inc.	15,350
2,595	Sunstone Hotel Investors, Inc. †	23,537
6,580	SunTrust Banks, Inc.	169,961
150	Superior Bancorp †	147
2,190	Susquehanna Bancshares, Inc.	18,484
450	SVB Financial Group †	19,044
10,831	Synovus Financial Corp.	26,644
3,525	T Rowe Price Group, Inc.	176,479
500	Taubman Centers, Inc.	22,305
500	Taylor Capital Group, Inc. †	5,735
1,500	TCF Financial Corp.	24,285
4,103	TD Ameritrade Holding Corp. †	66,263
50	Tejon Ranch Co. †	1,084
784	Texas Capital Bancshares, Inc. †	13,540
1,250	TFS Financial Corp.	11,488
1,000	Torchmark Corp.	53,140
100	TowneBank	1,496
100	TradeStation Group, Inc. †	658
6,059	Travelers Cos., Inc. (The)	315,674
90	Tree.com, Inc. †	589
400	Trico Bancshares	6,148
1,208	Trustco Bank Corp.	6,716
25,109	U.S. Bancorp	542,857
2,328	UDR, Inc.	49,167
760	UMB Financial Corp.	26,988
2,300	Umpqua Holdings Corp.	26,082
2,374	United Community Banks, Inc. †	5,318
317	United Community Financial Corp. †	422
403	United Financial Bancorp, Inc.	5,445
300	United Fire & Casualty Co.	6,363
400	United PanAm Financial Corp. †	1,860
324	United Security Bancshares †	1,474
350	Unitrin, Inc.	8,537
200	Universal Health Realty Income Trust	6,882
3,407	Unum Group	75,465
500	Urstadt Biddle Properties, Inc., Class A	9,040
937	U-Store-It Trust	7,824
300	Validus Holdings, Ltd.	7,908
1,661	Valley National Bancorp	21,427
1,775	Ventas, Inc.	91,537
565	Virginia Commerce Bancorp, Inc. †	2,746
157	Virtus Investment Partners, Inc. †	4,751
2,377	Vornado Realty Trust	203,305
15	W Holding Co., Inc. †	5
2,187	W.R. Berkley Corp.	59,202
1,400	Waddell & Reed Financial, Inc., Class A	38,304

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Financials (continued)
219	Walter Investment Management Corp.	$3,830
1,333	Washington Federal, Inc.	20,342
250	Washington Real Estate Investment Trust	7,933
400	Washington Trust Bancorp, Inc.	7,648
550	Waterstone Financial, Inc. †	2,194
1,700	Weingarten Realty Investors	37,094
59,523	Wells Fargo & Co.	1,495,813
383	Westamerica Bancorporation	20,870
1,150	Western Alliance Bancorp †	7,705
200	Westfield Financial, Inc.	1,560
1,500	Whitney Holding Corp.	12,255
700	Wilmington Trust Corp.	6,286
700	Wilshire Bancorp, Inc.	4,578
500	Wintrust Financial Corp.	16,205
10	WP Stewart & Co., Ltd. †	62
1,630	Zions Bancorporation	34,817
400	ZipRealty, Inc. †	1,156
		24,423,082
Health Care — 11.5%
19,700	Abbott Laboratories	1,029,128
100	Abraxis BioScience, Inc. †	7,734
100	Acadia Pharmaceuticals, Inc. †	91
546	Accelrys, Inc. †	3,800
100	ADAM, Inc. †	634
100	Adolor Corp. †	108
5,200	Aetna, Inc.	164,372
200	Affymetrix, Inc. †	912
300	Air Methods Corp. †	12,474
400	Akorn, Inc. †	1,616
700	Albany Molecular Research, Inc. †	4,466
1,500	Alere, Inc. †	46,395
900	Alexion Pharmaceuticals, Inc. †	57,924
2,150	Align Technology, Inc. †	42,097
3,580	Allergan, Inc.	238,177
700	Alliance HealthCare Services, Inc. †	3,206
1,600	Allos Therapeutics, Inc. †	7,552
1,500	Allscripts Healthcare Solutions, Inc. †	27,705
1,321	Alnylam Pharmaceuticals, Inc. †	16,222
100	AMAG Pharmaceuticals, Inc. †	1,721
201	Amedisys, Inc. †	4,784
1,800	American Caresource Holdings, Inc. †	2,646
900	American Medical Systems Holdings, Inc. †	17,622
500	AMERIGROUP Corp. †	21,235
4,180	AmerisourceBergen Corp., Class A	128,159
12,202	Amgen, Inc. †	672,452
300	Amicus Therapeutics, Inc. †	1,173
250	AMN Healthcare Services, Inc. †	1,285
400	Amsurg Corp., Class A †	6,992
1,250	Amylin Pharmaceuticals, Inc. †	26,062
600	Angeion Corp. †	2,712
500	Anika Therapeutics, Inc. †	3,015
300	Arena Pharmaceuticals, Inc. †	471
2,400	ARYx Therapeutics, Inc. †	960
500	AspenBio Pharma, Inc. †	255
200	Atherogenics, Inc. †	—
7,788	Baxter International, Inc.	371,565
800	Beckman Coulter, Inc.	39,032
3,075	Becton Dickinson and Co.	227,858
800	Biodel, Inc. †	4,240
2,055	Biogen Idec, Inc. †	115,327
1,000	BioMarin Pharmaceutical, Inc. †	22,350
500	Bio-Rad Laboratories, Inc., Class A †	45,255
19,939	Boston Scientific Corp. †	122,226
20,650	Bristol-Myers Squibb Co.	559,821
1,000	Brookdale Senior Living, Inc. †	16,310
1,000	Bruker Corp. †	14,030
200	BSD Medical Corp. †	642

Shares		Value

Health Care (continued)
1,225	C.R. Bard, Inc.	$99,752
700	Cadence Pharmaceuticals, Inc. †	5,845
3,100	Cambrex Corp. †	13,175
100	Capital Senior Living Corp. †	533
1,150	Caraco Pharmaceutical Laboratories, Ltd. †	6,187
3,986	Cardinal Health, Inc.	131,697
2,293	CareFusion Corp. †	56,958
500	Catalyst Health Solutions, Inc. †	17,605
1,500	Celera Corp. †	10,110
5,650	Celgene Corp. †	325,496
6,800	Cell Therapeutics, Inc. †	2,632
27	Celldex Therapeutics, Inc. †	108
825	Cephalon, Inc. †	51,513
1,500	Cepheid, Inc. †	28,065
800	Cerner Corp. †	67,192
1,000	Charles River Laboratories International, Inc. †	33,150
3,400	CIGNA Corp.	121,652
200	Cleveland Biolabs, Inc. †	1,028
1,100	Community Health Systems, Inc. †	34,067
100	Computer Programs & Systems, Inc.	4,257
243	Conceptus, Inc. †	3,341
300	Conmed Corp. †	6,723
400	Cooper Cos., Inc. (The)	18,488
1,500	Cornerstone Therapeutics, Inc. †	10,590
550	Covance, Inc. †	25,735
2,416	Coventry Health Care, Inc. †	52,016
500	Cubist Pharmaceuticals, Inc. †	11,695
1,500	Cyberonics, Inc. †	40,020
1,477	Cynosure, Inc., Class A †	15,080
2,300	Cytori Therapeutics, Inc. †	11,247
1,075	DaVita, Inc. †	74,207
1,700	Dendreon Corp. †	70,006
2,075	DENTSPLY International, Inc.	66,338
200	Dionex Corp. †	17,288
100	Dyax Corp. †	237
1,100	Edwards Lifesciences Corp. †	73,755
10,395	Eli Lilly & Co.	379,729
1,243	Emdeon, Inc., Class A †	15,140
200	Emergency Medical Services Corp., Class A †	10,650
793	Emergent Biosolutions, Inc. †	13,687
3,500	Emergent Group, Inc.	20,405
889	Emeritus Corp. †	15,166
1,650	Endo Pharmaceuticals Holdings, Inc. †	54,846
1,100	eResearchTechnology, Inc. †	8,228
800	Exelixis, Inc. †	3,136
6,200	Express Scripts, Inc., Class A †	301,940
100	Five Star Quality Care, Inc. †	505
2,600	Forest Laboratories, Inc. †	80,418
116	Furiex Pharmaceuticals, Inc. †	1,308
1,500	Genomic Health, Inc. †	20,040
300	Genoptix, Inc. †	4,260
575	Gen-Probe, Inc. †	27,865
50	Gentiva Health Services, Inc. †	1,092
3,305	Genzyme Corp. †	233,961
1,100	Geron Corp. †	6,083
11,400	Gilead Sciences, Inc. †	405,954
450	GTx, Inc. †	1,548
1,700	Halozyme Therapeutics, Inc. †	13,107
3,350	Health Management Associates, Inc., Class A †	25,661
1,700	Health Net, Inc. †	46,223
1,000	Healthsouth Corp. †	19,200
1,500	Healthspring, Inc. †	38,760
1,100	Henry Schein, Inc. †	64,438
300	Hill-Rom Holdings, Inc.	10,767
2,452	Hologic, Inc. †	39,257

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Health Care (continued)
1,740	Hospira, Inc. †	$99,197
1,650	Human Genome Sciences, Inc. †	49,154
1,500	Humana, Inc. †	75,360
200	ICU Medical, Inc. †	7,458
1,300	Idenix Pharmaceuticals, Inc. †	4,030
1,888	Illumina, Inc. †	92,890
780	Immucor, Inc. †	15,467
3,500	Incyte Corp., Ltd. †	55,965
600	Infinity Pharmaceuticals, Inc. †	3,306
300	Integra LifeSciences Holdings Corp. †	11,838
450	InterMune, Inc. †	6,129
300	Intuitive Surgical, Inc. †	85,122
200	IRIS International, Inc. †	1,920
700	Isis Pharmaceuticals, Inc. †	5,880
2,300	Jazz Pharmaceuticals, Inc. †	24,679
35,185	Johnson & Johnson	2,180,063
300	Kendle International, Inc. †	2,796
300	Keryx Biopharmaceuticals, Inc. †	1,443
650	Kinetic Concepts, Inc. †	23,777
3,624	King Pharmaceuticals, Inc. †	36,095
4,500	KV Pharmaceutical Co., Class A †	10,530
1,475	Laboratory Corp. of America Holdings †	115,684
200	LCA-Vision, Inc. †	1,114
600	LHC Group, Inc. †	13,914
2,233	Life Technologies Corp. †	104,259
565	LifePoint Hospitals, Inc. †	19,809
100	Ligand Pharmaceuticals, Inc., Class B †	158
1,050	Lincare Holdings, Inc.	26,345
400	Magellan Health Services, Inc. †	18,896
500	MAKO Surgical Corp. †	4,790
1,600	MannKind Corp. †	10,816
50	Marina Biotech, Inc. †	119
300	Martek Biosciences Corp. †	6,789
600	Masimo Corp.	16,386
200	Maxygen, Inc. †	1,158
2,900	McKesson Corp.	179,162
400	MedAssets, Inc. †	8,416
5,448	Medco Health Solutions, Inc. †	283,623
600	Medicis Pharmaceutical Corp., Class A	17,790
600	Mednax, Inc. †	31,980
12,868	Medtronic, Inc.	432,107
36,355	Merck & Co., Inc.	1,338,228
100	Merge Healthcare, Inc. †	290
400	Molina Healthcare, Inc. †	10,796
1,200	Momenta Pharmaceuticals, Inc. †	18,060
4,150	Mylan, Inc. †	78,062
375	Myrexis, Inc. †	1,448
1,500	Myriad Genetics, Inc. †	24,615
300	National Healthcare Corp.	11,121
950	Nektar Therapeutics †	14,031
200	Neurocrine Biosciences, Inc. †	1,212
300	Nighthawk Radiology Holdings, Inc. †	1,914
900	Oculus Innovative Sciences, Inc. †	1,404
2,500	Omnicare, Inc.	59,700
1,325	Onyx Pharmaceuticals, Inc. †	34,954
1,500	Optimer Pharmaceuticals, Inc. †	13,755
750	Orexigen Therapeutics, Inc. †	4,447
700	Owens & Minor, Inc.	19,922
50	Palomar Medical Technologies, Inc. †	517
500	Parexel International Corp. †	11,565
1,950	Patterson Cos., Inc.	55,868
800	PDI, Inc. †	6,992
1,100	PDL BioPharma, Inc.	5,786
1,517	PerkinElmer, Inc.	35,103
1,100	Perrigo Co.	70,642
102,904	Pfizer, Inc.	1,766,862
1,400	Pharmaceutical Product Development, Inc.	34,706
381	PharMerica Corp. †	3,631

Shares		Value

Health Care (continued)
400	Pozen, Inc. †	$2,832
800	Progenics Pharmaceuticals, Inc. †	4,040
200	Providence Service Corp. (The) †	3,278
500	PSS World Medical, Inc. †	10,690
600	Psychiatric Solutions, Inc. †	20,130
200	Pure Bioscience †	462
2,325	Quest Diagnostics, Inc.	117,343
1,000	Questcor Pharmaceuticals, Inc. †	9,920
600	Regeneron Pharmaceuticals, Inc. †	16,440
600	Res-Care, Inc. †	7,962
1,800	Resmed, Inc. †	59,058
1,600	Rigel Pharmaceuticals, Inc. †	13,456
418	RTI Biologics, Inc. †	1,099
500	RXi Pharmaceuticals Corp. †	1,435
600	Salix Pharmaceuticals, Ltd. †	23,832
300	Sangamo Biosciences, Inc. †	1,029
800	Savient Pharmaceuticals, Inc. †	18,296
1,500	Seattle Genetics, Inc. †	23,295
1,500	Sequenom, Inc. †	10,515
600	Simulations Plus, Inc. †	1,710
350	Sirona Dental Systems, Inc. †	12,614
700	Skilled Healthcare Group, Inc., Class A †	2,751
600	Solta Medical, Inc. †	1,200
100	Somaxon Pharmaceuticals, Inc. †	389
4,250	St. Jude Medical, Inc. †	167,195
650	STERIS Corp.	21,593
3,070	Stryker Corp.	153,654
700	Sun Healthcare Group, Inc. †	5,929
200	Symmetry Medical, Inc. †	1,928
400	Synta Pharmaceuticals Corp. †	1,596
1,500	Talecris Biotherapeutics Holdings Corp. †	34,320
500	Techne Corp.	30,865
500	Teleflex, Inc.	28,390
5,626	Tenet Healthcare Corp. †	26,555
5,159	Thermo Fisher Scientific, Inc. †	247,013
600	Thoratec Corp. †	22,188
1,000	TranS1, Inc. †	2,470
50	Transcend Services, Inc. †	762
80	Transcept Pharmaceuticals, Inc. †	558
600	Triple-S Management Corp., Class B †	10,110
600	United American Healthcare Corp. †	180
14,112	UnitedHealth Group, Inc.	495,472
500	Universal American Corp.	7,375
1,335	Valeant Pharmaceuticals International, Inc. †	33,442
1,600	Varian Medical Systems, Inc. †	96,800
1,500	VCA Antech, Inc. †	31,635
2,100	Vertex Pharmaceuticals, Inc. †	72,597
800	Viropharma, Inc. †	11,928
500	Volcano Corp. †	12,990
1,200	Waters Corp. †	84,936
1,350	Watson Pharmaceuticals, Inc. †	57,118
5,091	WellPoint, Inc. †	288,354
2,400	Zimmer Holdings, Inc. †	125,592
1,300	Zoll Medical Corp. †	41,951
2,800	Zymogenetics, Inc. †	27,300
		17,684,592
Industrials — 10.6%
8,500	3M Co.	737,035
1,500	A123 Systems, Inc. †	13,455
300	Acacia Research-Acacia Technologies †	5,280
240	Actuant Corp., Class A	5,510
300	Acuity Brands, Inc.	13,272
36	Administaff, Inc.	969
1,100	Aecom Technology Corp. †	26,686
1,200	AeroCentury Corp. †	20,436
850	AGCO Corp. †	33,159
3,200	Aircastle, Ltd.	27,136

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Industrials (continued)
1,500	AirTran Holdings, Inc. †	$11,025
300	Alaska Air Group, Inc. †	15,309
1,000	Albany International Corp., Class A	18,920
350	Alexander & Baldwin, Inc.	12,194
250	Alliant Techsystems, Inc. †	18,850
100	Amerco, Inc. †	7,948
1,575	American Commercial Lines, Inc. †	43,911
851	Ameron International Corp.	57,834
1,050	AMETEK, Inc.	50,158
3,275	AMR Corp. †	20,534
1,500	Amrep Corp. †	18,435
500	Apogee Enterprises, Inc.	4,575
200	Applied Signal Technology, Inc.	4,976
200	Armstrong World Industries, Inc. †	8,302
550	ArvinMeritor, Inc. †	8,547
250	Ascent Solar Technologies, Inc. †	790
200	Astec Industries, Inc. †	5,706
100	ATC Technology Corp. †	2,474
1,100	Avery Dennison Corp.	40,832
992	Avis Budget Group, Inc. †	11,557
300	AZZ, Inc.	12,852
1,437	Babcock & Wilcox Co. †	30,579
200	Badger Meter, Inc.	8,096
500	Baldor Electric Co.	20,200
600	Barnes Group, Inc.	10,554
1,075	BE Aerospace, Inc. †	32,583
500	Blount International, Inc. †	6,365
900	BlueLinx Holdings, Inc. †	3,591
6,600	Boeing Co. (The)	439,164
445	Brady Corp., Class A	12,981
450	Brink's Co. (The)	10,350
1,100	Bucyrus International, Inc., Class A	76,285
450	Builders FirstSource, Inc. †	1,026
150	Building Materials Holding Corp. †	—
100	C&D Technologies, Inc. †	30
500	Carlisle Cos., Inc.	14,975
100	Casella Waste Systems, Inc., Class A †	420
6,200	Caterpillar, Inc.	487,816
1,300	CBIZ, Inc. †	7,709
400	CDI Corp.	5,168
400	Ceco Environmental Corp. †	2,396
300	Celadon Group, Inc. †	4,143
800	Cenveo, Inc. †	4,024
2,150	CH Robinson Worldwide, Inc.	150,328
2,032	Cintas Corp.	55,982
400	CLARCOR, Inc.	15,452
300	Coleman Cable, Inc. †	1,797
1,000	Colfax Corp. †	14,870
400	Columbus McKinnon Corp. †	6,636
900	Comfort Systems USA, Inc.	9,657
300	Commercial Vehicle Group, Inc. †	3,054
100	Competitive Technologies, Inc. †	125
1,600	Continental Airlines, Inc., Class B †	39,744
550	Con-way, Inc.	17,044
700	Copart, Inc. †	23,079
1,800	Corrections Corp of America †	44,424
1,750	Covanta Holding Corp.	27,563
100	Covenant Transportation Group, Inc., Class A †	747
300	Crane Co.	11,382
3,950	CSX Corp.	218,514
2,000	Cummins, Inc.	181,160
300	Curtiss-Wright Corp.	9,090
6,636	Danaher Corp.	269,488
5,550	Deere & Co.	387,279
8,050	Delta Air Lines, Inc. †	93,702
200	Document Security Systems, Inc. †	674
1,500	Dolan Co. (The) †	17,055
500	Dollar Thrifty Automotive Group, Inc. †	25,070

Shares		Value

Industrials (continued)
900	Donaldson Co., Inc.	$42,417
2,550	Dover Corp.	133,135
100	DXP Enterprises, Inc. †	1,898
1,000	Dycom Industries, Inc. †	9,990
400	Dynamic Materials Corp.	6,044
1,800	Eagle Bulk Shipping, Inc. †	9,396
1,900	Eaton Corp.	156,731
1,500	EMCOR Group, Inc. †	36,885
9,300	Emerson Electric Co.	489,738
700	Empire Resources, Inc.	2,555
550	Encore Wire Corp.	11,280
1,300	Ener1, Inc. †	4,784
500	Energy Recovery, Inc. †	1,795
2,500	EnergySolutions, Inc.	12,575
300	EnerNOC, Inc. †	9,423
50	Ennis, Inc.	894
711	EnPro Industries, Inc. †	22,240
1,375	Equifax, Inc.	42,900
1,500	ESCO Technologies, Inc.	49,890
1,500	Excel Maritime Carriers, Ltd., Class A †	8,430
2,825	Expeditors International of Washington, Inc.	130,600
10	ExpressJet Holdings, Inc., Class A †	67
1,950	Fastenal Co.	103,720
1,000	Federal Signal Corp.	5,390
3,182	FedEx Corp.	272,061
200	Flanders Corp. †	610
700	Flowserve Corp.	76,594
2,700	Fluor Corp.	133,731
300	Franklin Electric Co., Inc.	9,948
500	FreightCar America, Inc.	12,300
100	Frozen Food Express Industries †	277
600	FTI Consulting, Inc. †	20,814
700	Fuel Tech, Inc. †	4,389
500	FuelCell Energy, Inc. †	615
300	Furmanite Corp. †	1,464
750	Gardner Denver, Inc.	40,260
200	GATX Corp.	5,864
1,500	GenCorp, Inc. †	7,380
1,425	General Cable Corp. †	38,646
4,540	General Dynamics Corp.	285,157
136,146	General Electric Co.	2,212,372
1,625	Goodrich Corp.	119,811
325	Gorman-Rupp Co. (The)	8,957
487	Graco, Inc.	15,453
1,350	GrafTech International, Ltd. †	21,101
400	Granite Construction, Inc.	9,096
1,500	Great Lakes Dredge & Dock Corp.	8,715
550	Greenbrier, Inc. †	8,574
350	Griffon Corp. †	4,266
850	Hardinge, Inc.	6,511
1,200	Harsco Corp.	29,496
1,500	Hawaiian Holdings, Inc. †	8,985
200	Heidrick & Struggles International, Inc.	3,896
200	Herley Industries, Inc. †	3,300
1,150	Hertz Global Holdings, Inc. †	12,178
550	Hexcel Corp. †	9,785
300	Hill International, Inc. †	1,344
600	Hoku Corp. †	1,638
9,225	Honeywell International, Inc.	405,346
1,050	Horizon Lines, Inc., Class A	4,410
300	Hubbell, Inc., Class B	15,225
400	Hurco Cos., Inc. †	7,228
1,600	Huron Consulting Group, Inc. †	35,184
975	IDEX Corp.	34,622
450	IHS, Inc., Class A †	30,600
5,966	Illinois Tool Works, Inc.	280,521
875	Industrial Services of America, Inc. †	13,457
2,500	Innerworkings, Inc. †	16,425

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Industrials (continued)
500	Innovaro, Inc. †	$455
100	Innovative Solutions & Support, Inc. †	489
500	Integrated Electrical Services, Inc. †	1,885
300	Interface, Inc., Class A	4,269
500	Interline Brands, Inc. †	9,020
1,500	International Shipholding Corp.	42,360
400	Intersections, Inc.	3,720
2,650	Iron Mountain, Inc.	59,201
2,200	ITT Corp.	103,026
2,000	Jacobs Engineering Group, Inc. †	77,400
1,875	JB Hunt Transport Services, Inc.	65,063
2,525	JetBlue Airways Corp. †	16,892
251	John Bean Technologies Corp.	4,044
1,075	Joy Global, Inc.	75,594
200	Kadant, Inc. †	3,782
1,323	Kansas City Southern †	49,493
1,550	KBR, Inc.	38,192
400	Kelly Services, Inc., Class A †	4,692
500	Kennametal, Inc.	15,465
150	Kforce, Inc. †	2,058
700	Kimball International, Inc., Class B	4,081
600	Kirby Corp. †	24,036
387	Knight Transportation, Inc.	7,481
500	Knoll, Inc.	7,755
10	Kratos Defense & Security Solutions, Inc. †	107
1,375	L-3 Communications Holdings, Inc., Class 3	99,371
100	LaBarge, Inc. †	1,249
600	Landstar System, Inc.	23,172
600	Layne Christensen Co. †	15,534
100	LECG Corp. †	110
657	Lennox International, Inc.	27,390
500	Lincoln Electric Holdings, Inc.	28,910
200	Lindsay Corp.	8,664
1,500	LMI Aerospace, Inc. †	23,880
3,150	Lockheed Martin Corp.	224,532
700	LSI Industries, Inc.	4,494
400	M&F Worldwide Corp. †	9,740
3,000	Manitowoc Co., Inc. (The)	36,330
1,002	Manpower, Inc.	52,304
100	Marten Transport, Ltd.	2,318
4,250	Masco Corp.	46,793
3,150	Metalico, Inc. †	12,064
300	Mfri, Inc. †	2,049
200	Michael Baker Corp. †	6,592
1,081	Mobile Mini, Inc. †	16,583
300	MSC Industrial Direct Co., Class A	16,212
1,900	Mueller Water Products, Inc., Class A	5,738
200	NACCO Industries, Inc., Class A	17,478
1,500	Navigant Consulting, Inc. †	17,445
700	Navistar International Corp. †	30,548
500	NCI Building Systems, Inc. †	4,765
300	Nordson Corp.	22,107
4,600	Norfolk Southern Corp.	273,746
3,150	Northrop Grumman Corp.	190,985
100	On Assignment, Inc. †	525
500	Orion Energy Systems, Inc. †	1,585
1,000	Oshkosh Corp. †	27,500
1,250	Owens Corning, Inc. †	32,038
4,755	PACCAR, Inc.	228,953
3,000	Pacer International, Inc. †	18,120
2,050	Pall Corp.	85,362
1,993	Parker Hannifin Corp.	139,630
1,300	Pentair, Inc.	43,719
600	Pike Electric Corp. †	4,368
2,125	Pitney Bowes, Inc.	45,433
1,500	Polypore International, Inc. †	45,240
200	Portec Rail Products, Inc.	2,324

Shares		Value

Industrials (continued)
250	PowerSecure International, Inc. †	$2,315
1,700	Precision Castparts Corp.	216,495
1,000	Quanex Building Products Corp.	17,270
2,450	Quanta Services, Inc. †	46,746
300	Raven Industries, Inc.	11,367
4,500	Raytheon Co.	205,695
400	Regal-Beloit Corp.	23,476
1,500	Republic Airways Holdings, Inc. †	12,420
4,818	Republic Services, Inc., Class A	146,901
200	Resources Connection, Inc.	2,752
1,700	Robert Half International, Inc.	44,200
1,800	Rockwell Automation, Inc.	111,114
1,825	Rockwell Collins, Inc.	106,306
2,000	Rollins, Inc.	46,760
1,350	Roper Industries, Inc.	87,993
2,850	RR Donnelley & Sons Co.	48,336
1,200	RSC Holdings, Inc. †	8,952
75	Rush Enterprises, Inc., Class A †	1,151
400	Ryder System, Inc.	17,108
150	Saia, Inc. †	2,239
400	School Specialty, Inc. †	5,204
500	SFN Group, Inc. †	3,005
1,200	Shaw Group, Inc. (The) †	40,272
300	SIFCO Industries, Inc.	3,561
50	Simpson Manufacturing Co., Inc.	1,289
2,100	Skywest, Inc.	29,316
8,318	Southwest Airlines Co.	108,716
1,000	Spirit Aerosystems Holdings, Inc., Class A †	19,930
584	SPX Corp.	36,956
1,350	Standard Register Co. (The)	3,942
50	Standex International Corp.	1,210
1,000	Steelcase, Inc., Class A	8,330
1,075	Stericycle, Inc. †	74,691
500	Sun Hydraulics Corp.	14,095
102	SYKES Enterprises, Inc. †	1,385
100	Sypris Solutions, Inc. †	310
500	TAL International Group, Inc.	12,110
200	Taser International, Inc. †	776
500	Team, Inc. †	8,605
500	Tecumseh Products Co., Class A †	5,735
250	Tennant Co.	7,725
1,300	Terex Corp. †	29,796
743	Tetra Tech, Inc. †	15,581
700	Textainer Group Holdings, Ltd.	18,718
3,200	Textron, Inc.	65,792
600	Thomas & Betts Corp. †	24,612
800	Timken Co.	30,688
312	Titan International, Inc.	4,234
300	Toro Co.	16,869
1,000	Towers Watson & Co., Class A	49,180
100	TRC, Inc. †	254
1,071	Tredegar Corp.	20,328
300	Trex Co., Inc. †	5,721
100	Trimas Corp. †	1,485
900	Trinity Industries, Inc.	20,043
800	TrueBlue, Inc. †	10,920
500	Tutor Perini Corp. †	10,045
400	Twin Disc, Inc.	5,580
200	Ultralife Corp. †	876
200	Unifirst Corp.	8,830
5,950	Union Pacific Corp.	486,710
1,125	United Continental Holdings, Inc. †	26,584
8,300	United Parcel Service, Inc., Class B	553,527
100	United Rentals, Inc. †	1,484
10,344	United Technologies Corp.	736,803
850	URS Corp. †	32,283
1,500	US Airways Group, Inc. †	13,875
500	US Ecology, Inc.	8,000

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Industrials (continued)
200	US Home Systems, Inc. †	$584
900	USG Corp. †	11,871
900	UTi Worldwide, Inc.	14,472
3,400	Valence Technology, Inc. †	3,910
1,500	Verisk Analytics, Inc., Class A †	42,015
400	Viad Corp.	7,736
300	Vicor Corp.	4,383
750	Volt Information Sciences, Inc. †	5,400
50	Wabash National Corp. †	404
591	WABCO Holdings, Inc. †	24,787
300	Wabtec Corp.	14,337
975	Waste Connections, Inc. †	38,669
5,050	Waste Management, Inc.	180,487
300	Watts Water Technologies, Inc., Class A	10,215
250	Werner Enterprises, Inc.	5,123
1,500	Woodward Governor Co.	48,630
800	WW Grainger, Inc.	95,288
		16,362,769
Information Technology — 18.8%
1,500	Acme Packet, Inc. †	56,910
100	Actel Corp. †	1,595
6,638	Activision Blizzard, Inc.	71,823
800	Acxiom Corp. †	12,688
781	ADC Telecommunications, Inc. †	9,895
600	ADDvantage Technologies Group, Inc. †	1,770
6,484	Adobe Systems, Inc. †	169,557
2,700	ADPT Corp. †	7,965
600	ADTRAN, Inc.	21,180
500	Advanced Analogic Technologies, Inc. †	1,755
700	Advanced Energy Industries, Inc. †	9,142
9,750	Advanced Micro Devices, Inc. †	69,323
500	Aehr Test Systems †	815
3,746	Agilent Technologies, Inc. †	125,004
500	Agilysys, Inc. †	3,250
2,559	Akamai Technologies, Inc. †	128,411
650	Alliance Data Systems Corp. †	42,419
3,650	Altera Corp.	110,084
1,050	Amkor Technology, Inc. †	6,898
2,025	Amphenol Corp., Class A	99,184
300	Anadigics, Inc. †	1,827
4,050	Analog Devices, Inc.	127,089
200	Anaren, Inc. †	3,358
700	Answers Corp. †	4,312
922	ANSYS, Inc. †	38,955
1,441	AOL, Inc. †	35,665
1,100	Aon Hewitt LLC, Class A †	55,473
11,600	Apple, Inc. †	3,291,500
15,383	Applied Materials, Inc.	179,673
1,500	Applied Micro Circuits Corp. †	15,000
200	ArcSight, Inc. †	8,712
2,500	Ariba, Inc. †	47,250
2,854	Arris Group, Inc. †	27,884
1,350	Arrow Electronics, Inc. †	36,085
1,000	Art Technology Group, Inc. †	4,130
1,500	Aruba Networks, Inc. †	32,010
700	Aspen Technology, Inc. †	7,259
100	Astea International, Inc. †	175
600	Atheros Communications, Inc. †	15,810
6,350	Atmel Corp. †	50,546
486	ATMI, Inc. †	7,222
3,200	Autodesk, Inc. †	102,304
6,125	Automatic Data Processing, Inc.	257,434
1,778	Aviat Networks, Inc. †	7,272
1,825	Avnet, Inc. †	49,293
289	Axcelis Technologies, Inc. †	558
22	BearingPoint, Inc. †	—
300	Bel Fuse, Inc., Class B	6,246
150	Benchmark Electronics, Inc. †	2,460

Shares		Value

Information Technology (continued)
150	BigBand Networks, Inc. †	$426
600	Bitstream, Inc., Class A †	4,038
298	Black Box Corp.	9,554
300	Blackbaud, Inc.	7,212
1,942	BMC Software, Inc. †	78,612
2,600	Brightpoint, Inc. †	18,174
5,965	Broadcom Corp., Class A	211,101
2,750	Broadridge Financial Solutions, Inc.	62,892
7,350	Brocade Communications Systems, Inc. †	42,924
106	Brooks Automation, Inc. †	711
100	BTU International, Inc. †	692
5,322	CA, Inc.	112,401
100	Cabot Microelectronics Corp. †	3,218
4,402	Cadence Design Systems, Inc. †	33,587
200	Callidus Software, Inc. †	854
200	Cascade Microtech, Inc. †	754
900	Ciber, Inc. †	2,709
2,797	Ciena Corp. †	43,549
200	Cinedigm Digital Cinema Corp., Class A †	266
400	Cirrus Logic, Inc. †	7,136
72,823	Cisco Systems, Inc. †	1,594,824
1,725	Citrix Systems, Inc. †	117,714
1,500	Cogent, Inc. †	15,960
500	Cognex Corp.	13,410
3,625	Cognizant Technology Solutions Corp., Class A †	233,704
400	Coherent, Inc. †	16,004
1,500	CommScope, Inc. †	35,610
1,880	Computer Sciences Corp.	86,480
4,025	Compuware Corp. †	34,333
400	comScore, Inc. †	9,408
100	Comtech Telecommunications Corp.	2,735
400	Constant Contact, Inc. †	8,572
1,300	Convergys Corp. †	13,585
1,827	CoreLogic, Inc.	35,005
17,869	Corning, Inc.	326,645
500	CPI International, Inc. †	7,000
100	Cray, Inc. †	660
900	Cree, Inc. †	48,861
1,128	CSG Systems International, Inc. †	20,563
100	CTS Corp.	962
3,425	Cypress Semiconductor Corp. †	43,086
800	Daktronics, Inc.	7,856
600	Datalink Corp. †	1,830
500	DealerTrack Holdings, Inc. †	8,540
23,700	Dell, Inc. †	307,152
403	Deltek, Inc. †	3,228
200	Diamond Management & Technology Consultants, Inc., Class A	2,500
388	Dice Holdings, Inc. †	3,290
850	Diebold, Inc.	26,427
400	Digital Ally, Inc. †	768
700	Digital River, Inc. †	23,828
1,500	Diodes, Inc. †	25,635
300	Ditech Networks, Inc. †	396
1,000	DivX, Inc. †	9,530
500	Dolby Laboratories, Inc., Class A †	28,405
400	DST Systems, Inc.	17,936
1,421	Earthlink, Inc.	12,917
13,850	eBay, Inc. †	337,940
300	Ebix, Inc. †	7,035
150	Echelon Corp. †	1,283
100	Electro Scientific Industries, Inc. †	1,111
3,600	Electronic Arts, Inc. †	59,148
729	Electronics for Imaging, Inc. †	8,835
25,579	EMC Corp. †	519,509
500	Emcore Corp. †	400
300	EMS Technologies, Inc. †	5,589
1,000	Emulex Corp. †	10,440

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Information Technology (continued)
100	EndWave Corp. †	$222
836	Entegris, Inc. †	3,904
16	Entorian Technologies, Inc. †	42
400	Epicor Software Corp. †	3,480
1,500	EPIQ Systems, Inc.	18,390
225	Evergreen Solar, Inc. †	165
500	Exar Corp. †	2,995
200	Extreme Networks †	622
900	F5 Networks, Inc. †	93,429
550	Factset Research Systems, Inc.	44,621
3,950	Fairchild Semiconductor International, Inc., Class A †	37,130
900	FalconStor Software, Inc. †	2,754
200	FARO Technologies, Inc. †	4,362
4,010	Fidelity National Information Services, Inc.	108,791
700	First Solar, Inc. †	103,145
2,128	Fiserv, Inc. †	114,529
1,500	FLIR Systems, Inc. †	38,550
350	Formfactor, Inc. †	3,010
255	Forrester Research, Inc. †	8,435
1,100	Gartner, Inc. †	32,384
1,000	Genpact, Ltd. †	17,730
12	GigOptix, Inc. †	31
1,850	Global Cash Access Holdings, Inc. †	7,548
1,050	Global Payments, Inc.	45,035
200	Globecomm Systems, Inc. †	1,674
400	Glu Mobile, Inc. †	564
2,950	Google, Inc., Class A †	1,551,080
450	GSI Commerce, Inc. †	11,115
4,000	GT Solar International, Inc. †	33,480
200	Guidance Software, Inc. †	1,168
800	Harmonic, Inc. †	5,504
1,225	Harris Corp.	54,255
30,077	Hewlett-Packard Co.	1,265,339
200	Hittite Microwave Corp. †	9,530
1,100	Hutchinson Technology, Inc. †	3,817
500	Hypercom Corp. †	3,250
1,000	IAC/InterActive Corp. †	26,270
100	ID Systems, Inc. †	199
1,399	Idearc, Inc. †	—
100	iGO, Inc. †	196
50	Ikanos Communications, Inc. †	59
200	Imergent, Inc.	988
600	Infinera Corp. †	7,002
1,075	Informatica Corp. †	41,291
250	Infospace, Inc. †	2,165
2,100	Ingram Micro, Inc., Class A †	35,406
1,500	Insight Enterprises, Inc. †	23,460
3,560	Integrated Device Technology, Inc. †	20,826
400	Integrated Silicon Solution, Inc. †	3,444
72,366	Intel Corp.	1,391,598
350	Interactive Intelligence, Inc. †	6,160
600	InterDigital, Inc. †	17,766
200	Intermec, Inc. †	2,452
371	Internap Network Services Corp. †	1,822
16,270	International Business Machines Corp.	2,182,458
350	International Rectifier Corp. †	7,382
100	Internet Capital Group, Inc. †	1,103
600	Interphase Corp. †	1,062
2,850	Intersil Corp., Class A	33,317
3,225	Intuit, Inc. †	141,287
300	INX, Inc. †	1,545
381	IPG Photonics Corp. †	9,197
200	Isilon Systems, Inc. †	4,456
500	Itron, Inc. †	30,615
1,200	Ixia †	14,880
800	IXYS Corp. †	7,640
450	j2 Global Communications, Inc. †	10,705

Shares		Value

Information Technology (continued)
2,400	Jabil Circuit, Inc.	$34,584
1,000	Jack Henry & Associates, Inc.	25,500
550	JDA Software Group, Inc. †	13,948
3,203	JDS Uniphase Corp. †	39,685
900	Journal Register Co. †	—
6,165	Juniper Networks, Inc. †	187,108
100	Keithley Instruments, Inc.	2,151
700	Kemet Corp. †	2,338
600	KEY Tronic Corp. †	3,570
100	Keynote Systems, Inc.	1,162
1,025	KLA-Tencor Corp.	36,111
800	Knot, Inc. (The) †	7,304
400	Kulicke & Soffa Industries, Inc. †	2,476
1,573	L-1 Identity Solutions, Inc., Class 1 †	18,451
1,225	Lam Research Corp. †	51,266
200	Lattice Semiconductor Corp. †	950
1,250	Lawson Software, Inc. †	10,588
100	LeCroy Corp. †	790
1,500	Lender Processing Services, Inc.	49,845
375	Lexmark International, Inc., Class A †	16,732
2,100	Limelight Networks, Inc. †	12,348
2,925	Linear Technology Corp.	89,885
200	Littelfuse, Inc. †	8,740
10	LiveWire Mobile, Inc.	28
193	Local.com Corp. †	853
200	LoJack Corp. †	764
700	LoopNet, Inc. †	8,288
300	Loral Space & Communications, Inc. †	15,660
100	LRAD Corp. †	157
8,510	LSI Corp. †	38,806
50	Magma Design Automation, Inc. †	185
600	MakeMusic, Inc. †	3,450
200	Marchex, Inc., Class A	1,090
700	Market Leader, Inc. †	1,512
6,750	Marvell Technology Group, Ltd. †	118,193
925	Mastercard, Inc., Class A	207,200
400	Mattson Technology, Inc. †	1,100
2,900	Maxim Integrated Products, Inc.	53,679
2,450	McAfee, Inc. †	115,787
200	Measurement Specialties, Inc. †	3,696
3,575	MEMC Electronic Materials, Inc. †	42,614
3,000	Mentor Graphics Corp. †	31,710
100	Mercury Computer Systems, Inc. †	1,203
400	Methode Electronics, Inc.	3,632
600	Micrel, Inc.	5,916
2,637	Microchip Technology, Inc.	82,934
10,552	Micron Technology, Inc. †	76,080
1,400	Micronetics, Inc. †	7,280
1,500	MICROS Systems, Inc. †	63,495
650	Microsemi Corp. †	11,147
102,840	Microsoft Corp.	2,518,552
200	MIPS Technologies, Inc., Class A †	1,946
1,175	Molex, Inc.	24,593
300	MoneyGram International, Inc. †	732
500	Monolithic Power Systems, Inc. †	8,165
1,550	Monster Worldwide, Inc. †	20,088
100	MoSys, Inc. †	488
27,166	Motorola, Inc. †	231,726
4	Move, Inc. †	9
328	Multi-Fineline Electronix, Inc. †	7,213
200	Nanometrics, Inc. †	3,010
900	NAPCO Security Technologies, Inc. †	1,755
1,475	National Instruments Corp.	48,173
2,425	National Semiconductor Corp.	30,967
200	NaviSite, Inc. †	670
1,925	NCR Corp. †	26,238
4,350	NetApp, Inc. †	216,587
500	NetList, Inc. †	1,490
800	Netlogic Microsystems, Inc. †	22,064

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Information Technology (continued)
400	Netscout Systems, Inc. †	$8,204
600	NetSuite, Inc. †	14,142
100	Network Equipment Technologies, Inc. †	345
750	NeuStar, Inc., Class A †	18,645
200	Newport Corp. †	2,268
1,000	NIC, Inc.	8,290
50	Novatel Wireless, Inc. †	394
4,859	Novell, Inc. †	29,008
1,500	Novellus Systems, Inc. †	39,870
2,050	Nuance Communications, Inc. †	32,062
100	NVE Corp. †	4,303
6,825	NVIDIA Corp. †	79,716
600	Occam Networks, Inc. †	4,698
500	Omnivision Technologies, Inc. †	11,520
5,105	ON Semiconductor Corp. †	36,807
100	Online Resources Corp. †	444
311	Openwave Systems, Inc. †	529
100	Opnet Technologies, Inc.	1,815
50	Opnext, Inc. †	79
700	Optelecom-NKF, Inc. †	1,008
46,130	Oracle Corp.	1,238,590
200	OSI Systems, Inc. †	7,264
33	Overland Storage, Inc. †	51
100	PAR Technology Corp. †	615
1,240	Parametric Technology Corp. †	24,230
600	Park Electrochemical Corp.	15,804
200	Parkervision, Inc. †	146
3,650	Paychex, Inc.	100,339
400	PC Mall, Inc. †	2,552
300	Pegasystems, Inc.	9,315
100	Pericom Semiconductor Corp. †	869
8	Pfsweb, Inc. †	28
100	Phoenix Technologies, Ltd. †	390
33	Pixelworks, Inc. †	113
100	Planar Systems, Inc. †	228
350	Plantronics, Inc.	11,823
974	Plexus Corp. †	28,587
100	PLX Technology, Inc. †	362
4,225	PMC - Sierra, Inc. †	31,096
950	Polycom, Inc. †	25,916
300	Power Integrations, Inc.	9,537
200	Power-One, Inc. †	1,818
380	Powerwave Technologies, Inc. †	692
220	PRGX Global, Inc. †	1,248
400	QAD, Inc. †	1,664
1,650	QLogic Corp. †	29,106
20,925	QUALCOMM, Inc.	944,136
1,500	Quest Software, Inc. †	36,885
900	Rackspace Hosting, Inc. †	23,382
100	Radiant Systems, Inc. †	1,710
1,000	Rambus, Inc. †	20,840
2,726	RealNetworks, Inc. †	8,887
1,490	Red Hat, Inc. †	61,090
600	Relm Wireless Corp. †	1,242
600	Renaissance Learning, Inc.	6,114
5,627	RF Micro Devices, Inc. †	34,550
200	RightNow Technologies, Inc. †	3,940
1,500	Riverbed Technology, Inc. †	68,370
300	Rosetta Stone, Inc. †	6,372
1,020	Rovi Corp. †	51,418
340	Rudolph Technologies, Inc. †	2,825
900	S1 Corp. †	4,689
5,925	SAIC, Inc. †	94,682
600	Salesforce.com, Inc. †	67,080
2,325	SanDisk Corp. †	85,211
1,833	Sanmina-SCI Corp. †	22,143
1,650	Sapient Corp.	19,751
1,000	SAVVIS, Inc. †	21,080
300	Scansource, Inc. †	8,322
Shares		Value

Information Technology (continued)
5,419	Seagate Technology PLC †	$63,836
500	Semtech Corp. †	10,095
300	ShoreTel, Inc. †	1,488
100	Silicon Image, Inc. †	478
500	Silicon Laboratories, Inc. †	18,325
1,707	Skyworks Solutions, Inc. †	35,301
200	SMART Modular Technologies WWH, Inc. †	1,206
300	Smith Micro Software, Inc. †	2,982
1,500	SolarWinds, Inc. †	25,890
1,500	Solera Holdings, Inc.	66,240
900	Sonic Solutions, Inc. †	10,242
4,725	Sonus Networks, Inc. †	16,679
1,500	Sourcefire, Inc. †	43,260
900	Spire Corp. †	3,960
200	STEC, Inc. †	2,490
600	SuccessFactors, Inc. †	15,066
1,000	SunPower Corp., Class A †	14,400
430	Sycamore Networks, Inc.	13,936
11,483	Symantec Corp. †	174,197
100	Symmetricom, Inc. †	572
300	SYNNEX Corp. †	8,442
1,417	Synopsys, Inc. †	35,099
300	Syntel, Inc.	13,350
550	Take-Two Interactive Software, Inc. †	5,577
900	Tech Data Corp. †	36,270
800	TechTarget, Inc. †	4,200
1,500	Tekelec †	19,440
5,404	Tellabs, Inc.	40,260
2,200	Teradata Corp. †	84,832
4,425	Teradyne, Inc. †	49,295
200	Terremark Worldwide, Inc. †	2,068
2,400	Tessco Technologies, Inc.	36,168
400	Tessera Technologies, Inc. †	7,400
14,672	Texas Instruments, Inc.	398,198
1,000	THQ, Inc. †	4,020
3,925	TIBCO Software, Inc. †	69,629
800	TiVo, Inc. †	7,248
200	TNS, Inc. †	3,390
1,937	Total System Services, Inc.	29,520
700	Travelzoo, Inc. †	18,032
150	Trident Microsystems, Inc. †	257
2,067	Trimble Navigation, Ltd. †	72,428
500	Trio Tech International †	2,425
3,300	TriQuint Semiconductor, Inc. †	31,680
200	TTM Technologies, Inc. †	1,958
500	Tyler Technologies, Inc. †	10,080
400	Ultimate Software Group, Inc. †	15,456
700	Unica Corp. †	14,686
427	Unisys Corp. †	11,913
800	United Online, Inc.	4,576
700	Universal Display Corp. †	16,450
200	UTStarcom, Inc. †	434
2,505	ValueClick, Inc. †	32,765
850	Varian Semiconductor Equipment Associates, Inc. †	24,463
450	VASCO Data Security International, Inc. †	2,925
900	VeriFone Systems, Inc. †	27,963
1,416	VeriSign, Inc. †	44,944
55	Viasystems Group, Inc. †	836
425	Vicon Industries, Inc. †	1,598
1,000	Virtusa Corp. †	9,690
5,450	Visa, Inc., Class A	404,717
1,806	Vishay Intertechnology, Inc. †	17,482
129	Vishay Precision Group, Inc. †	2,014
800	VMware, Inc., Class A †	67,952
300	Volterra Semiconductor Corp. †	6,456
200	Web.com Group, Inc. †	1,100

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Information Technology (continued)
958	WebMD Health Corp., Class A †	$47,775
300	WebMediaBrands, Inc. †	267
3,025	Western Digital Corp. †	85,880
7,854	Western Union Co. (The)	138,780
200	Wireless Ronin Technologies, Inc. †	240
100	WPCS International, Inc. †	338
15,678	Xerox Corp.	162,267
3,175	Xilinx, Inc.	84,487
900	X-Rite, Inc. †	3,411
13,700	Yahoo!, Inc. †	194,129
825	Zebra Technologies Corp., Class A †	27,753
1,000	Zygo Corp. †	9,800
		28,844,622
Materials — 4.0%
81	A Schulman, Inc.	1,632
2,500	Air Products & Chemicals, Inc.	207,050
1,020	Airgas, Inc.	69,309
875	AK Steel Holding Corp.	12,084
1,000	Albemarle Corp.	46,810
13,398	Alcoa, Inc.	162,250
1,650	Allegheny Technologies, Inc.	76,642
900	Allied Nevada Gold Corp. †	23,850
500	AM Castle & Co. †	6,625
400	American Vanguard Corp.	2,472
850	Aptargroup, Inc.	38,820
50	Arch Chemicals, Inc.	1,755
1,017	Ashland, Inc.	49,599
1,848	Balchem Corp.	57,029
1,600	Ball Corp.	94,160
1,350	Bemis Co., Inc.	42,863
300	Buckeye Technologies, Inc.	4,413
700	Cabot Corp.	22,799
500	Carpenter Technology Corp.	16,855
1,000	Celanese Corp., Ser A, Class A	32,100
600	Century Aluminum Co. †	7,902
100	CF Industries Holdings, Inc.	9,550
270	Chemtura Corp. †	119
1,700	Cliffs Natural Resources, Inc.	108,664
1,110	Coeur d'Alene Mines Corp. †	22,111
1,300	Commercial Metals Co.	18,837
400	Compass Minerals International, Inc.	30,648
1,800	Core Molding Technologies, Inc. †	7,920
2,000	Crown Holdings, Inc. †	57,320
600	Cytec Industries, Inc.	33,828
14,261	Dow Chemical Co. (The)	391,607
700	Eastman Chemical Co.	51,800
2,800	Ecolab, Inc.	142,072
12,050	EI du Pont de Nemours & Co.	537,671
1,000	Ferro Corp. †	12,890
3,300	Flotek Industries, Inc. †	4,554
1,300	FMC Corp.	88,933
5,401	Freeport-McMoRan Copper & Gold, Inc.	461,191
1,000	Friedman Industries	6,800
1,500	Globe Specialty Metals, Inc.	21,060
2,900	Graphic Packaging Holding Co. †	9,686
2,000	Headwaters, Inc. †	7,200
3,400	Hecla Mining Co. †	21,488
300	Horsehead Holding Corp. †	2,961
4,250	Huntsman Corp.	49,130
1,000	International Flavors & Fragrances, Inc.	48,520
5,542	International Paper Co.	120,539
400	Intrepid Potash, Inc. †	10,428
500	Kronos Worldwide, Inc. †	19,920
1,100	Louisiana-Pacific Corp. †	8,327
800	Lubrizol Corp.	84,776
2,476	MeadWestvaco Corp.	60,365
7,330	Monsanto Co.	351,327
2,200	Mosaic Co. (The)	129,272

Shares		Value

Materials (continued)
200	Myers Industries, Inc.	$1,718
2,200	Nalco Holding Co.	55,462
100	NewMarket Corp.	11,368
5,050	Newmont Mining Corp.	317,191
2,200	NL Industries, Inc.	19,976
3,670	Nucor Corp.	140,194
2,470	Olin Corp.	49,795
2,475	Owens-Illinois, Inc. †	69,448
550	Packaging Corp of America	12,743
1,950	Pactiv Corp. †	64,311
1,000	PolyOne Corp. †	12,090
2,100	PPG Industries, Inc.	152,880
4,200	Praxair, Inc.	379,092
1,000	Reliance Steel & Aluminum Co.	41,530
400	Rock-Tenn Co., Class A	19,924
1,300	RPM International, Inc.	25,896
700	Scotts Miracle-Gro Co. (The), Class A	36,211
1,300	Sealed Air Corp.	29,224
100	Senomyx, Inc. †	398
1,000	Sherwin-Williams Co. (The)	75,140
1,200	Sigma-Aldrich Corp.	72,456
700	Silgan Holdings, Inc.	22,190
800	Solutia, Inc. †	12,816
775	Sonoco Products Co.	25,916
2,800	Southern Copper Corp.	98,336
500	Spartech Corp. †	4,105
2,800	Steel Dynamics, Inc.	39,508
600	Stillwater Mining Co. †	10,104
1,925	Temple-Inland, Inc.	35,921
192	Texas Industries, Inc.	6,052
1,273	Titanium Metals Corp. †	25,409
500	UFP Technologies, Inc. †	5,885
50	United States Lime & Minerals, Inc. †	1,933
1,900	United States Steel Corp.	83,296
1,000	US Energy Corp. Wyoming †	4,540
5,800	US Gold Corp. †	28,826
500	Valhi, Inc.	10,150
1,300	Valspar Corp.	41,405
1,000	Verso Paper Corp. †	2,880
3,200	Vista Gold Corp. †	8,224
944	Vulcan Materials Co.	34,852
700	Walter Energy, Inc.	56,903
1,300	Wausau Paper Corp. †	10,777
400	Westlake Chemical Corp.	11,972
7,208	Weyerhaeuser Co.	113,598
400	WR Grace & Co. †	11,176
50	Zep, Inc.	872
		6,203,226
Telecommunication Services — 3.1%
600	Alaska Communications Systems Group, Inc.	6,090
5,475	American Tower Corp., Class A †	280,649
75,324	AT&T, Inc.	2,154,266
200	Atlantic Telegraph-Network, Inc.	9,848
3,581	CenturyLink, Inc.	141,306
1,425	Cincinnati Bell, Inc. †	3,805
1,600	Clearwire Corp., Class A †	12,944
200	Cogent Communications Group, Inc. †	1,894
3,500	Crown Castle International Corp. †	154,525
10	FiberTower Corp. †	42
14,886	Frontier Communications Corp.	121,619
600	General Communication, Inc., Class A †	5,982
555	Global Crossing, Ltd. †	7,137
7,400	Globalstar, Inc. †	12,876
16	IDT Corp., Class B †	285
1,500	Leap Wireless International, Inc. †	18,525
29,036	Level 3 Communications, Inc. †	27,215
2,700	MetroPCS Communications, Inc. †	28,242

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Telecommunication Services (continued)
1,500	Neutral Tandem, Inc. †	$17,925
1,825	NII Holdings, Inc. †	75,007
2,600	PAETEC Holding Corp. †	10,686
14,920	Qwest Communications International, Inc.	93,548
2,000	SBA Communications Corp., Class A †	80,600
27,071	Sprint Nextel Corp. †	125,339
200	SureWest Communications †	1,480
1,500	Syniverse Holdings, Inc. †	34,005
998	Telephone & Data Systems, Inc.	32,734
400	TerreStar Corp. †	139
975	tw telecom, Inc., Class A †	18,106
400	USA Mobility, Inc.	6,412
36,059	Verizon Communications, Inc.	1,175,163
600	Vonage Holdings Corp. †	1,530
6,895	Windstream Corp.	84,740
		4,744,664
Utilities — 3.6%
7,860	AES Corp. (The) †	89,211
1,100	AGL Resources, Inc.	42,196
2,000	Allegheny Energy, Inc.	49,040
1,500	Alliant Energy Corp.	54,525
3,100	Ameren Corp.	88,040
5,780	American Electric Power Co., Inc.	209,409
1,500	American Water Works Co., Inc.	34,905
2,721	Aqua America, Inc.	55,508
1,100	Atmos Energy Corp.	32,175
6,000	Calpine Corp. †	74,700
4,600	CenterPoint Energy, Inc.	72,312
1,500	Central Vermont Public Service Corp.	30,255
400	Cleco Corp.	11,848
3,350	CMS Energy Corp.	60,367
3,750	Consolidated Edison, Inc.	180,825
1,900	Constellation Energy Group, Inc.	61,256
7,040	Dominion Resources, Inc.	307,366
1,500	DPL, Inc.	39,195
2,000	DTE Energy Co.	91,860
16,382	Duke Energy Corp.	290,125
1,448	Dynegy, Inc., Class A †	7,052
3,050	Edison International	104,889
890	Energen Corp.	40,691
2,050	Entergy Corp.	156,886
7,524	Exelon Corp.	320,372
3,246	FirstEnergy Corp.	125,101
1,305	Great Plains Energy, Inc.	24,665
750	Hawaiian Electric Industries, Inc.	16,905
600	IDACORP, Inc.	21,552
700	Integrys Energy Group, Inc.	36,442
2,125	MDU Resources Group, Inc.	42,394
1,325	Mirant Corp. †	13,197
950	National Fuel Gas Co.	49,219
5,210	NextEra Energy, Inc.	283,372
500	Nicor, Inc.	22,910
4,215	NiSource, Inc.	73,341
3,100	Northeast Utilities	91,667
3,425	NRG Energy, Inc. †	71,309
2,190	NSTAR	86,177
3,150	NV Energy, Inc.	41,423
1,400	OGE Energy Corp.	55,818
1,325	Oneok, Inc.	59,678
2,650	Pepco Holdings, Inc.	49,290
4,850	PG&E Corp.	220,287
1,700	Piedmont Natural Gas Co., Inc.	49,300
1,300	Pinnacle West Capital Corp.	53,651
700	PNM Resources, Inc.	7,973
900	Portland General Electric Co.	18,252
4,450	PPL Corp.	121,174
3,291	Progress Energy, Inc.	146,186

Shares		Value

Utilities (continued)
6,350	Public Service Enterprise Group, Inc.	$210,058
2,200	Questar Corp.	38,566
6,479	RRI Energy, Inc. †	23,000
1,379	SCANA Corp.	55,601
3,050	Sempra Energy	164,090
11,100	Southern Co.	413,364
2,700	TECO Energy, Inc.	46,764
1,300	UGI Corp.	37,193
933	Vectren Corp.	24,137
950	Westar Energy, Inc.	23,019
350	WGL Holdings, Inc.	13,223
1,350	Wisconsin Energy Corp.	78,030
6,025	Xcel Energy, Inc.	138,394
		5,551,730
Total Common Stock (Cost $106,801,579)		151,862,014

WARRANTS — 0.0%
6	Krispy Kreme Doughnuts, Inc., Expires 2012 †	—
367	Raytheon Co., Expires 2011 †	3,318
	Total Warrants (Cost $0)	3,318
RIGHTS — 0.0%
900	Fresenius Kabi Pharmaceuticals Holding, Inc. (Cost $900)	31

Total Investments — 98.7%
(Cost $106,802,479)‡		151,865,363
Other Assets & Liabilities, Net — 1.3%		1,962,264
NET ASSETS — 100.0%		$153,827,627

† Non-income producing security.
LLC — Limited Liability Company
LP — Limited Partnership Investment
REIT — Real Estate Investment Trust

(a) Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2010, the total market value of these securities was $0 representing 0.00% of net assets.

(b) Security considered a Master Limited Partnership. At September 30, 2010, these securities amounted to $18,711 or 0.01% of net assets.

Amounts designated as “—” are either $0, or have been rounded to $0.

‡ At September 30, 2010, the tax basis cost of the Portfolio's investments was $108,489,104, and the unrealized appreciation and depreciation were $55,532,504 and $(12,156,245), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2010
Schedule of Investments	(Unaudited)

As of September 30, 2010, all of the Portfolio’s investments were considered Level 1, except for Atherogenics, Bearingpoint, Building Material Holding, Idearc, Journal Register, Lear, Noble International, Parametric Sound and Sirva, Inc., which are Level 3.

Common Stock
Beginning balance as of January 1, 2010	$6
Accrued discounts/premiums	—
Realized gain/(loss)	—

Change in unrealized appreciation/(depreciation)	(6)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—
Ending balance as of September 30, 2010	$—

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 127.5%
Consumer Discretionary — 15.1%
2,400	Advance Auto Parts, Inc.	$140,832
1,600	Amazon.com, Inc. †	251,296
13,450	Apollo Group, Inc., Class A †	690,657
900	AutoZone, Inc. †	206,019
23,430	Best Buy Co., Inc.	956,647
5,900	Big Lots, Inc. †	196,175
17,000	BorgWarner, Inc. †	894,540
8,200	Career Education Corp. †	176,054
24,100	Carnival Corp.	920,861
10,100	CBS Corp., Class B	160,186
14,340	Coach, Inc.	616,047
99,850	Comcast Corp. Special, Class A	1,805,288
2,600	Darden Restaurants, Inc.	111,228
1,200	DeVry, Inc.	59,052
3,900	DIRECTV, Class A †	162,357
3,150	Discovery Communications, Inc., Class A †	137,183
23,310	DISH Network Corp., Class A	446,620
3,900	Dollar Tree, Inc. †	190,164
12,200	DR Horton, Inc.	135,664
3,050	Expedia, Inc.	86,041
3,500	Family Dollar Stores, Inc.	154,560
86,770	Ford Motor Co. †	1,062,065
20,300	Fortune Brands, Inc.	999,369
35,000	GameStop Corp., Class A †	689,850
11,800	Gannett Co., Inc.	144,314
16,950	Gap, Inc. (The)	315,948
22,960	H&R Block, Inc.	297,332
2,750	Harman International Industries, Inc. †	91,878
4,500	Hillenbrand, Inc.	96,795
53,020	Home Depot, Inc. (The)	1,679,673
41,570	International Game Technology	600,687
73,600	Interpublic Group of Cos., Inc. (The) †	738,208
29,360	J.C. Penney Co., Inc.	798,005
4,500	Johnson Controls, Inc.	137,250
19,490	Lennar Corp., Class A	299,756
8,100	LKQ Corp. †	168,480
41,800	Lowe's Cos., Inc.	931,722
8,600	Ltd. Brands, Inc.	230,308
34,640	Macy's, Inc.	799,837
6,900	Mattel, Inc.	161,874
3,700	McDonald's Corp.	275,687
4,250	McGraw-Hill Cos., Inc. (The)	140,505
61,530	MGM Resorts International †	694,058
10,100	Newell Rubbermaid, Inc.	179,881
71,800	News Corp., Class A	937,708
11,160	NIKE, Inc., Class B	894,362
2,950	Omnicom Group, Inc.	116,466
5,100	PetSmart, Inc.	178,500
650	priceline.com, Inc. †	226,421
4,550	Ross Stores, Inc.	248,521
16,900	Royal Caribbean Cruises, Ltd. †	532,857
4,750	Stanley Black & Decker, Inc.	291,080
35,340	Staples, Inc.	739,313
8,600	Starbucks Corp.	219,988
3,400	Target Corp.	181,696
36,800	Time Warner, Inc.	1,127,920
10,670	Toll Brothers, Inc. †	202,943
3,200	Urban Outfitters, Inc. †	100,608
25,350	Viacom, Inc., Class B	917,416
13,150	Walt Disney Co. (The)	435,396
1,850	Whirlpool Corp.	149,776

Shares		Value

Consumer Discretionary (continued)
7,400	Wyndham Worldwide Corp.	$203,278
		27,735,202
Consumer Staples — 13.1%
13,400	Altria Group, Inc.	321,868
5,850	Archer-Daniels-Midland Co.	186,732
47,730	Avon Products, Inc.	1,532,610
5,950	Campbell Soup Co.	212,712
15,800	Coca-Cola Co. (The)	924,616
2,100	Colgate-Palmolive Co.	161,406
62,090	ConAgra Foods, Inc.	1,362,255
7,200	Constellation Brands, Inc., Class A †	127,368
2,200	Costco Wholesale Corp.	141,878
49,280	CVS Caremark Corp.	1,550,842
26,580	Dr. Pepper Snapple Group, Inc.	944,122
7,400	General Mills, Inc.	270,396
4,200	Hansen Natural Corp. †	195,804
3,250	Hershey Co. (The)	154,668
5,250	Hormel Foods Corp.	234,150
1,100	JM Smucker Co. (The)	66,583
2,850	Kimberly-Clark Corp.	185,393
25,650	Kraft Foods, Inc., Class A	791,559
123,570	Kroger Co. (The)	2,676,526
4,600	Lorillard, Inc.	369,426
1,400	Molson Coors Brewing Co., Class B	66,108
33,500	PepsiCo, Inc.	2,225,740
12,700	Philip Morris International, Inc.	711,454
85,920	Procter & Gamble Co. (The)	5,152,622
16,870	Reynolds American, Inc.	1,001,909
4,400	Safeway, Inc.	93,104
8,800	SUPERVALU, Inc.	101,464
13,200	Tyson Foods, Inc., Class A	211,464
14,000	Unilever NV	418,320
3,800	Universal Corp.	152,342
5,750	Walgreen Co.	192,625
20,460	Wal-Mart Stores, Inc.	1,095,019
5,200	Whole Foods Market, Inc. †	192,972
		24,026,057
Energy — 13.5%
10,700	Anadarko Petroleum Corp.	610,435
2,550	Apache Corp.	249,288
8,200	Atwood Oceanics, Inc. †	249,690
19,000	Baker Hughes, Inc.	809,400
14,000	BP PLC ADR	576,380
9,880	Cameron International Corp. †	424,445
4,450	Chesapeake Energy Corp.	100,793
18,930	Chevron Corp.	1,534,276
2,600	Cimarex Energy Co.	172,068
11,000	ConocoPhillips	631,730
3,830	Devon Energy Corp.	247,954
9,700	Ensco PLC ADR	433,881
72,640	Exxon Mobil Corp.	4,488,426
28,440	Forest Oil Corp. †	844,668
28,370	Halliburton Co.	938,196
2,950	Helmerich & Payne, Inc.	119,357
20,220	Hess Corp.	1,195,406
30,590	Marathon Oil Corp.	1,012,529
4,650	National Oilwell Varco, Inc.	206,786
11,130	Newfield Exploration Co. †	639,307
21,600	Noble Corp.	729,864
11,850	Occidental Petroleum Corp.	927,855
4,500	Oil States International, Inc. †	209,475
9,000	Patterson-UTI Energy, Inc.	153,720
21,670	Peabody Energy Corp.	1,062,047
27,670	Petrohawk Energy Corp. †	446,594

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Energy (continued)
21,600	Petroleo Brasileiro SA ADR	$783,432
3,400	Pioneer Natural Resources Co.	221,102
24,300	Pride International, Inc. †	715,149
5,500	Rowan Cos., Inc. †	166,980
15,950	Schlumberger, Ltd.	982,679
10,600	Southern Union Co.	255,036
17,280	Southwestern Energy Co. †	577,843
12,070	Transocean, Ltd. †	775,980
20,200	Ultra Petroleum Corp. †	847,996
7,300	Valero Energy Corp.	127,823
2,300	Whiting Petroleum Corp. †	219,673
13,100	WSP Holdings, Ltd. ADR †	16,506
		24,704,769
Financials — 18.1%
9,680	ACE, Ltd.	563,860
98,800	Aegon NV	591,812
24,050	Aflac, Inc.	1,243,626
3,750	Allstate Corp. (The)	118,313
5,500	American Express Co.	231,165
3,650	Ameriprise Financial, Inc.	172,755
11,900	Annaly Capital Management, Inc.	209,440
2,650	Assurant, Inc.	107,855
3,100	AvalonBay Communities, Inc.	322,183
158,800	Bank of America Corp.	2,081,868
74,040	Bank of New York Mellon Corp. (The)	1,934,665
10,900	Berkshire Hathaway, Inc., Class B †	901,212
6,050	Capital One Financial Corp.	239,278
21,100	CB Richard Ellis Group, Inc., Class A †	385,708
62,080	Charles Schwab Corp. (The)	862,912
2,850	Chubb Corp.	162,421
360,410	Citigroup, Inc. †	1,405,599
4,260	CME Group, Inc., Class A	1,109,517
6,700	CNA Financial Corp. †	187,533
3,350	Comerica, Inc.	124,453
5,300	Discover Financial Services	88,404
7,850	E*Trade Financial Corp. †	114,139
4,300	Equity Residential	204,551
3,700	Erie Indemnity Co., Class A	207,422
1,700	Essex Property Trust, Inc.	186,048
10,100	Fifth Third Bancorp	121,503
6,000	Goldman Sachs Group, Inc. (The)	867,480
22,440	Interactive Brokers Group, Inc., Class A †	386,192
4,800	International Bancshares Corp.	81,072
23,100	Invesco, Ltd.	490,413
110,870	JPMorgan Chase & Co.	4,220,821
35,910	Lincoln National Corp.	858,967
4,450	Loews Corp.	168,655
7,320	Macerich Co. (The)	314,394
24,100	MetLife, Inc.	926,645
80,370	MF Global Holdings, Ltd. †	578,664
54,780	Morgan Stanley	1,351,970
17,700	NASDAQ OMX Group, Inc. †	343,911
9,500	PacWest Bancorp	181,070
9,300	Platinum Underwriters Holdings, Ltd.	404,736
13,900	PNC Financial Services Group, Inc.	721,549
27,900	Principal Financial Group, Inc.	723,168
6,400	Progressive Corp. (The)	133,568
4,000	Prudential Financial, Inc.	216,720
6,940	Public Storage	673,458
8,100	Regions Financial Corp.	58,887
2,750	Reinsurance Group of America, Inc., Class A	132,797
2,250	RenaissanceRe Holdings, Ltd.	134,910
4,200	State Street Corp.	158,172
8,350	SunTrust Banks, Inc.	215,680

Shares		Value

Financials (continued)
55,390	TD Ameritrade Holding Corp. †	$894,549
7,040	TradeStation Group, Inc. †	46,323
7,000	Travelers Cos., Inc. (The)	364,700
13,050	U.S. Bancorp	282,141
10,900	Unum Group	241,435
13,840	Waddell & Reed Financial, Inc., Class A	378,662
87,450	Wells Fargo & Co.	2,197,618
590	Wesco Financial Corp.	211,309
3,700	Westamerica Bancorporation	201,613
4,750	XL Group PLC, Class A	102,885
		33,143,376
Health Care — 15.8%
8,150	Abbott Laboratories	425,756
20,140	Aetna, Inc.	636,625
22,860	Allergan, Inc.	1,520,876
9,000	AmerisourceBergen Corp., Class A	275,940
13,450	Amgen, Inc. †	741,230
9,600	Amylin Pharmaceuticals, Inc. †	200,160
16,350	Baxter International, Inc.	780,059
2,400	Becton Dickinson and Co.	177,840
12,650	Biogen Idec, Inc. †	709,918
64,200	Boston Scientific Corp. †	393,546
10,490	Bruker Corp. †	147,175
2,900	C.R. Bard, Inc.	236,147
4,450	Cardinal Health, Inc.	147,028
5,750	Cephalon, Inc. †	359,030
2,400	Cerner Corp. †	201,576
4,900	CIGNA Corp.	175,322
4,100	Cooper Cos., Inc. (The)	189,502
10,050	Coventry Health Care, Inc. †	216,376
30,500	Covidien PLC	1,225,795
3,350	DaVita, Inc. †	231,250
8,150	Eli Lilly & Co.	297,719
5,300	Endo Pharmaceuticals Holdings, Inc. †	176,172
12,410	Express Scripts, Inc., Class A †	604,367
7,850	Forest Laboratories, Inc. †	242,800
20,710	Genzyme Corp. †	1,466,061
22,750	Gilead Sciences, Inc. †	810,127
8,100	Health Net, Inc. †	220,239
3,800	Healthsouth Corp. †	72,960
6,700	Hill-Rom Holdings, Inc.	240,463
18,920	Hologic, Inc. †	302,909
1,950	Hospira, Inc. †	111,169
3,300	Humana, Inc. †	165,792
350	Intuitive Surgical, Inc. †	99,309
38,000	Johnson & Johnson	2,354,480
9,500	Kindred Healthcare, Inc. †	123,690
3,800	Kinetic Concepts, Inc. †	139,004
72,310	King Pharmaceuticals, Inc. †	720,208
2,550	McKesson Corp.	157,539
21,700	Medtronic, Inc.	728,686
74,900	Merck & Co., Inc.	2,757,069
11,020	Omnicare, Inc.	263,158
3,000	Perrigo Co.	192,660
137,250	Pfizer, Inc.	2,356,583
4,100	Shire PLC ADR	275,848
2,850	St. Jude Medical, Inc. †	112,119
3,100	Stryker Corp.	155,155
4,600	SXC Health Solutions Corp. †	167,762
7,340	Theravance, Inc. †	147,534
13,200	Thermo Fisher Scientific, Inc. †	632,016
58,760	UnitedHealth Group, Inc.	2,063,064
17,400	Valeant Pharmaceuticals International, Inc. †	435,870
1,800	Varian Medical Systems, Inc. †	108,900

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Health Care (continued)
5,100	Watson Pharmaceuticals, Inc. †	$215,781
5,500	WellCare Health Plans, Inc. †	159,280
4,050	WellPoint, Inc. †	229,392
11,650	Zimmer Holdings, Inc. †	609,645
		28,906,681
Industrials — 14.9%
4,650	3M Co.	403,202
12,590	AGCO Corp. †	491,136
18,690	BE Aerospace, Inc. †	566,494
8,960	Bucyrus International, Inc., Class A	621,376
3,200	Carlisle Cos., Inc.	95,840
15,110	Caterpillar, Inc.	1,188,855
20,000	CNH Global NV	732,800
12,720	CSX Corp.	703,670
17,710	Cummins, Inc.	1,604,172
4,150	Danaher Corp.	168,532
12,730	Deere & Co.	888,299
12,100	Delta Air Lines, Inc. †	140,844
6,000	Deluxe Corp.	114,780
3,200	Donaldson Co., Inc.	150,816
14,100	Dover Corp.	736,161
1,500	Eaton Corp.	123,735
3,700	Emerson Electric Co.	194,842
6,200	Expeditors International of Washington, Inc.	286,626
2,850	Fastenal Co.	151,591
13,550	FedEx Corp.	1,158,525
1,600	Flowserve Corp.	175,072
1,600	Fluor Corp.	79,248
3,500	FTI Consulting, Inc. †	121,415
4,100	Gardner Denver, Inc.	220,088
11,800	Genco Shipping & Trading, Ltd. †	188,092
5,000	General Cable Corp. †	135,600
19,750	General Dynamics Corp.	1,240,498
85,680	General Electric Co.	1,392,300
25,350	Illinois Tool Works, Inc.	1,191,957
6,250	ITT Corp.	292,688
1,500	Jacobs Engineering Group, Inc. †	58,050
8,200	Joy Global, Inc.	576,624
17,240	Kennametal, Inc.	533,233
1,600	L-3 Communications Holdings, Inc., Class 3	115,632
7,430	Lockheed Martin Corp.	529,610
2,800	Nordson Corp.	206,332
3,400	Norfolk Southern Corp.	202,334
1,850	Northrop Grumman Corp.	112,165
6,700	Oshkosh Corp. †	184,250
24,000	PACCAR, Inc.	1,155,600
17,900	Pall Corp.	745,356
2,500	Parker Hannifin Corp.	175,150
14,400	Raytheon Co.	658,224
3,050	Republic Services, Inc., Class A	92,995
13,920	Rockwell Automation, Inc.	859,282
17,300	Ryder System, Inc.	739,921
8,800	Snap-On, Inc.	409,288
48,850	Southwest Airlines Co.	638,469
3,000	SPX Corp.	189,840
27,950	Terex Corp. †	640,614
3,600	Towers Watson & Co., Class A	177,048
5,600	Trinity Industries, Inc.	124,712
9,260	Union Pacific Corp.	757,468
6,550	United Parcel Service, Inc., Class B	436,819
12,800	United Technologies Corp.	911,744
3,400	URS Corp. †	129,132
9,100	Werner Enterprises, Inc.	186,459

Shares		Value

Industrials (continued)
1,200	WW Grainger, Inc.	$142,932
		27,248,537
Information Technology — 23.7%
9,100	ACI Worldwide, Inc. †	203,749
38,200	Adobe Systems, Inc. †	998,930
4,800	Altera Corp.	144,768
4,250	Analog Devices, Inc.	133,365
7,900	AOL, Inc. †	195,525
22,410	Apple, Inc. †	6,358,838
66,250	Applied Materials, Inc.	773,800
18,950	Ariba, Inc. †	358,155
12,500	Arrow Electronics, Inc. †	334,125
30,800	Autodesk, Inc. †	984,676
3,600	Automatic Data Processing, Inc.	151,308
24,700	Avago Technologies, Ltd. †	555,997
12,800	AVX Corp.	176,896
48,010	Blue Coat Systems, Inc. †	1,155,121
28,380	BMC Software, Inc. †	1,148,822
22,660	Broadcom Corp., Class A	801,937
7,700	CA, Inc.	162,624
61,590	Cisco Systems, Inc. †	1,348,821
3,800	Cognizant Technology Solutions Corp., Class A †	244,986
2,450	Computer Sciences Corp.	112,700
16,000	Compuware Corp. †	136,480
8,900	Corning, Inc.	162,692
112,990	Dell, Inc. †	1,464,350
48,840	DemandTec, Inc. †	459,584
3,017	Dolby Laboratories, Inc., Class A †	171,396
4,100	DST Systems, Inc.	183,844
8,300	eBay, Inc. †	202,520
40,990	EMC Corp. †	832,507
71,040	Emulex Corp. †	741,658
1,600	Factset Research Systems, Inc.	129,808
2,650	Fidelity National Information Services, Inc.	71,895
4,500	Global Payments, Inc.	193,005
6,010	Google, Inc., Class A †	3,159,998
2,500	Harris Corp.	110,725
40,700	Hewlett-Packard Co.	1,712,249
7,100	IAC/InterActive Corp. †	186,517
20,500	Integrated Device Technology, Inc. †	119,925
36,750	Intel Corp.	706,703
8,700	International Business Machines Corp.	1,167,018
32,900	Intersil Corp., Class A	384,601
8,650	Jabil Circuit, Inc.	124,646
4,800	Juniper Networks, Inc. †	145,680
4,000	Lexmark International, Inc., Class A †	178,480
24,050	LSI Corp. †	109,668
17,700	Marvell Technology Group, Ltd. †	309,927
4,850	Mastercard, Inc., Class A	1,086,400
7,340	McAfee, Inc. †	346,888
9,850	Micron Technology, Inc. †	71,019
120,690	Microsoft Corp.	2,955,698
6,550	Molex, Inc.	137,092
25,300	Motorola, Inc. †	215,809
30,700	National Semiconductor Corp.	392,039
11,200	NCR Corp. †	152,656
2,600	NetApp, Inc. †	129,454
8,900	NeuStar, Inc., Class A †	221,254
4,350	Novellus Systems, Inc. †	115,623
21,620	Oclaro, Inc. †	346,136
31,000	Oracle Corp.	832,350
11,000	QLogic Corp. †	194,040
32,500	QUALCOMM, Inc.	1,466,400

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund	September 30, 2010
Schedule of Investments	(Unaudited)

Shares		Value

Information Technology (continued)
15,900	SAIC, Inc. †	$254,082
3,300	SanDisk Corp. †	120,945
46,400	Seagate Technology PLC †	546,592
57,350	Symantec Corp. †	870,000
4,200	Tech Data Corp. †	169,260
10,350	Tellabs, Inc.	77,107
4,750	Teradata Corp. †	183,160
11,300	Teradyne, Inc. †	125,882
10,800	Texas Instruments, Inc.	293,112
20,840	Visa, Inc., Class A	1,547,578
11,900	Vishay Intertechnology, Inc. †	115,192
850	Vishay Precision Group, Inc. †	13,268
9,600	VistaPrint NV †	371,040
3,600	WebMD Health Corp., Class A †	179,532
2,700	Western Digital Corp. †	76,653
15,300	Xerox Corp.	158,355
3,150	Xilinx, Inc.	83,821
8,700	Yahoo!, Inc. †	123,279
		43,482,735
Materials — 4.5%
3,100	Air Products & Chemicals, Inc.	256,742
5,480	Albemarle Corp.	256,519
7,200	Alcoa, Inc.	87,192
3,300	Aptargroup, Inc.	150,711
3,700	Ball Corp.	217,745
4,600	Celanese Corp., Ser A, Class A	147,660
1,900	Cliffs Natural Resources, Inc.	121,448
2,660	Compass Minerals International, Inc.	203,809
52,820	Dow Chemical Co. (The)	1,450,437
7,200	EI du Pont de Nemours & Co.	321,264
2,500	FMC Corp.	171,025
8,600	Freeport-McMoRan Copper & Gold, Inc.	734,354
16,200	Goldcorp, Inc.	705,024
3,500	Greif, Inc., Class A	205,940
3,150	International Flavors & Fragrances, Inc.	152,838
8,700	International Paper Co.	189,225
8,200	Monsanto Co.	393,026
3,500	Newmont Mining Corp.	219,835
3,200	Pactiv Corp. †	105,536
1,600	PPG Industries, Inc.	116,480
3,760	Praxair, Inc.	339,378
5,500	Reliance Steel & Aluminum Co.	228,415
3,700	Sealed Air Corp.	83,176
2,100	Sherwin-Williams Co. (The)	157,794
4,200	Sonoco Products Co.	140,448
22,800	Steel Dynamics, Inc.	321,708
1,700	United States Steel Corp.	74,528
7,700	Walter Energy, Inc.	625,933
		8,178,190
Telecommunication Services — 3.6%
13,820	American Tower Corp., Class A †	708,413
96,410	AT&T, Inc.	2,757,326
6,200	CenturyLink, Inc.	244,652
3,550	Frontier Communications Corp.	29,004
15,500	MetroPCS Communications, Inc. †	162,130
22,430	NII Holdings, Inc. †	921,873
172,050	Qwest Communications International, Inc.	1,078,753
25,950	Sprint Nextel Corp. †	120,149
10,200	tw telecom, Inc., Class A †	189,414
14,750	Verizon Communications, Inc.	480,702
		6,692,416
Utilities — 5.2%
49,590	AES Corp. (The) †	562,847
Shares		Value

Utilities (continued)
75,740	American Electric Power Co., Inc.	$2,744,060
4,730	American Water Works Co., Inc.	110,067
8,900	CMS Energy Corp.	160,378
2,400	Consolidated Edison, Inc.	115,728
4,550	Constellation Energy Group, Inc.	146,692
2,300	Dominion Resources, Inc.	100,418
19,550	Duke Energy Corp.	346,231
3,400	Edison International	116,926
31,450	Exelon Corp.	1,339,141
22,250	FirstEnergy Corp.	857,515
6,600	IDACORP, Inc.	237,072
3,700	Integrys Energy Group, Inc.	192,622
21,200	MDU Resources Group, Inc.	422,940
2,050	NextEra Energy, Inc.	111,499
8,600	Nicor, Inc.	394,052
9,310	PG&E Corp.	422,860
3,800	Pinnacle West Capital Corp.	156,826
5,300	PPL Corp.	144,319
3,900	Progress Energy, Inc.	173,238
6,400	Public Service Enterprise Group, Inc.	211,712
4,750	Southern Co.	176,890
21,730	TECO Energy, Inc.	376,364
		9,620,397
Total Common Stock (Cost $213,143,957)		233,738,360

Total Investments — 127.5%
(Cost $213,143,957)‡		233,738,360
Other Assets & Liabilities, Net — (27.5)%		(50,408,726)
NET ASSETS — 100.0%		$183,329,634

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund	September 30, 2010
Schedule of Securities Sold Short	(Unaudited)

Shares		Value

SECURITIES SOLD SHORT — (27.8)%
Consumer Discretionary — (3.8)%
3,880	Advance Auto Parts, Inc.	$227,678
11,235	Aeropostale, Inc. †	261,214
9,500	American Eagle Outfitters, Inc.	142,120
6,650	Cablevision Systems Corp., Class A	174,163
3,050	Choice Hotels International, Inc.	111,203
7,940	Darden Restaurants, Inc.	339,673
7,400	Discovery Communications, Inc., Class A †	322,270
13,700	Dollar General Corp. †	400,725
2,720	Dollar Tree, Inc. †	132,627
29,800	Ford Motor Co. †	364,752
3,600	Genuine Parts Co.	160,524
4,200	Guess?, Inc.	170,646
6,350	Hanesbrands, Inc. †	164,211
7,400	KB Home	83,842
9,500	Lamar Advertising Co., Class A †	302,290
7,250	Marriott International, Inc., Class A	259,767
5,050	MDC Holdings, Inc.	146,602
5,450	NetFlix, Inc. †	883,772
9,750	O'Reilly Automotive, Inc. †	518,700
6,480	Ross Stores, Inc.	353,938
4,300	Staples, Inc.	89,956
10,200	Urban Outfitters, Inc. †	320,688
7,600	Weight Watchers International, Inc.	237,044
2,850	WMS Industries, Inc. †	108,500
6,160	Wynn Resorts, Ltd.	534,503
3,600	Yum! Brands, Inc.	165,816
		6,977,224
Consumer Staples — (2.6)%
4,520	Archer-Daniels-Midland Co.	144,278
7,800	Avon Products, Inc.	250,458
4,800	Bunge, Ltd.	283,968
3,600	Central European Distribution Corp. †	80,352
6,900	Church & Dwight Co., Inc.	448,086
3,500	Clorox Co.	233,660
9,900	Dean Foods Co. †	101,079
2,100	Energizer Holdings, Inc. †	141,183
5,910	HJ Heinz Co.	279,957
5,830	Hormel Foods Corp.	260,018
7,120	Kraft Foods, Inc., Class A	219,723
5,150	McCormick & Co., Inc.	216,506
2,450	Mead Johnson Nutrition Co., Class A	139,430
20,400	SABMiller PLC ADR	650,760
49,580	Sara Lee Corp.	665,859
2,640	TreeHouse Foods, Inc. †	121,704
21,600	Tyson Foods, Inc., Class A	346,032
6,120	Weis Markets, Inc.	239,476
		4,822,529
Energy — (2.6)%
5,050	Baker Hughes, Inc.	215,130
6,650	Cabot Oil & Gas Corp.	200,232
2,850	Comstock Resources, Inc. †	64,096
7,230	ConocoPhillips	415,219
6,820	Diamond Offshore Drilling, Inc.	462,191
8,200	Exterran Holdings, Inc. †	186,222
3,150	FMC Technologies, Inc. †	215,114
18,430	Goodrich Petroleum Corp. †	268,525
4,550	Massey Energy Co.	141,141
6,240	National Oilwell Varco, Inc.	277,493
3,710	Noble Energy, Inc.	278,584
4,300	Occidental Petroleum Corp.	336,690
5,700	Pioneer Natural Resources Co.	370,671
7,250	Quicksilver Resources, Inc. †	91,350

Shares		Value

Energy (continued)
4,750	Range Resources Corp.	$181,117
40,230	W&T Offshore, Inc.	426,438
21,780	Weatherford International, Ltd. †	372,438
7,300	Williams Cos., Inc. (The)	139,503
		4,642,154
Financials — (3.7)%
3,350	Affiliated Managers Group, Inc. †	261,334
20,930	American International Group, Inc. †	818,363
9,400	Arthur J. Gallagher & Co.	247,878
20,290	CBOE Holdings, Inc.	406,612
6,300	Eaton Vance Corp.	182,952
10,650	Fidelity National Financial, Inc., Class A	167,312
1,600	Franklin Resources, Inc.	171,040
2,400	Health Care REIT, Inc.	113,616
21,600	Hudson City Bancorp, Inc.	264,816
5,350	Mercury General Corp.	218,655
7,700	Moody's Corp.	192,346
19,000	Northern Trust Corp.	916,560
7,290	NYSE Euronext	208,275
6,250	Omega Healthcare Investors, Inc.	140,312
6,170	RLI Corp.	349,345
4,000	St. Joe Co. (The) †	99,480
8,730	T Rowe Price Group, Inc.	437,067
11,280	Taubman Centers, Inc.	503,201
6,900	Travelers Cos., Inc. (The)	359,490
6,170	Vornado Realty Trust	527,720
4,100	Waddell & Reed Financial, Inc., Class A	112,176
		6,698,550
Health Care — (3.2)%
3,110	Acorda Therapeutics, Inc. †	102,692
3,800	Allergan, Inc.	252,814
2,650	Beckman Coulter, Inc.	129,294
2,400	Bio-Rad Laboratories, Inc., Class A †	217,224
5,030	Bristol-Myers Squibb Co.	136,363
7,700	Brookdale Senior Living, Inc. †	125,587
4,400	Celgene Corp. †	253,484
1,430	Cerner Corp. †	120,106
3,150	Community Health Systems, Inc. †	97,555
2,000	DaVita, Inc. †	138,060
18,260	Eli Lilly & Co.	667,038
2,850	Express Scripts, Inc., Class A †	138,795
5,060	Forest Laboratories, Inc. †	156,506
4,400	Henry Schein, Inc. †	257,752
5,260	Hill-Rom Holdings, Inc.	188,781
4,500	Hospira, Inc. †	256,545
2,380	Human Genome Sciences, Inc. †	70,900
3,900	IDEXX Laboratories, Inc. †	240,708
5,350	Illumina, Inc. †	263,220
710	Intuitive Surgical, Inc. †	201,455
2,850	Laboratory Corp. of America Holdings †	223,525
11,310	Life Technologies Corp. †	528,064
1,500	Mettler-Toledo International, Inc. †	186,660
4,980	Owens & Minor, Inc.	141,731
5,040	Seattle Genetics, Inc. †	78,272
2,000	Smith & Nephew PLC ADR	90,800
20,090	Tenet Healthcare Corp. †	94,825
5,600	VCA Antech, Inc. †	118,104
10,060	Vertex Pharmaceuticals, Inc. †	347,774
4,670	Viropharma, Inc. †	69,630
		5,894,264
Industrials — (3.6)%
3,550	3M Co.	307,821
3,890	AO Smith Corp.	225,192
9,270	Applied Industrial Technologies, Inc.	283,662

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund	September 30, 2010
Schedule of Securities Sold Short	(Unaudited)

Shares		Value

Industrials (continued)
5,050	BE Aerospace, Inc. †	$153,066
5,060	Boeing Co. (The)	336,692
7,500	Cintas Corp.	206,625
3,700	Con-way, Inc.	114,663
7,050	Corrections Corp of America †	173,994
5,900	Covanta Holding Corp.	92,925
5,230	Fastenal Co.	278,184
5,250	GATX Corp.	153,930
3,030	General Dynamics Corp.	190,314
5,700	Goodrich Corp.	420,261
5,400	Harsco Corp.	132,732
10,700	Ingersoll-Rand PLC	382,097
9,300	Iron Mountain, Inc.	207,762
3,600	JB Hunt Transport Services, Inc.	124,920
2,300	Kirby Corp. †	92,138
5,600	Landstar System, Inc.	216,272
3,600	Lennox International, Inc.	150,084
6,300	Navigant Consulting, Inc. †	73,269
3,970	PACCAR, Inc.	191,156
6,300	Pall Corp.	262,332
3,600	Pentair, Inc.	121,068
9,900	Pitney Bowes, Inc.	211,662
1,500	Precision Castparts Corp.	191,025
4,000	Roper Industries, Inc.	260,720
3,150	Ryder System, Inc.	134,725
22,140	Spirit Aerosystems Holdings, Inc., Class A †	441,250
2,450	Stericycle, Inc. †	170,226
3,000	WW Grainger, Inc.	357,330
		6,658,097
Information Technology — (4.8)%
19,230	Adobe Systems, Inc. †	502,865
14,300	Akamai Technologies, Inc. †	717,574
2,100	Alliance Data Systems Corp. †	137,046
2,950	ANSYS, Inc. †	124,637
12,000	Avnet, Inc. †	324,120
10,200	BMC Software, Inc. †	412,896
2,950	Citrix Systems, Inc. †	201,308
5,050	Diebold, Inc.	157,004
10,200	EMC Corp. †	207,162
1,400	Equinix, Inc. †	143,290
9,620	F5 Networks, Inc. †	998,652
8,450	Fair Isaac Corp.	208,377
5,050	Fiserv, Inc. †	271,791
8,470	Hewlett-Packard Co.	356,333
2,620	International Business Machines Corp.	351,447
6,270	Intuit, Inc. †	274,689
3,350	Itron, Inc. †	205,121
9,050	MEMC Electronic Materials, Inc. †	107,876
5,300	NetApp, Inc. †	263,887
45,800	Nokia OYJ ADR	459,374
12,500	Novellus Systems, Inc. †	332,250
3,150	Paychex, Inc.	86,593
10,210	Red Hat, Inc. †	418,610
3,340	Salesforce.com, Inc. †	373,412
5,700	Silicon Laboratories, Inc. †	208,905
33,400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	338,676
7,250	VeriSign, Inc. †	230,115
1,500	Visa, Inc., Class A	111,390
2,950	VMware, Inc., Class A †	250,573
		8,775,973
Materials — (0.9)%
37,870	AK Steel Holding Corp.	522,985

Shares		Value

Materials (continued)
2,300	Ecolab, Inc.	$116,702
4,670	EI du Pont de Nemours & Co.	208,375
850	Martin Marietta Materials, Inc.	65,424
7,250	Nalco Holding Co.	182,773
6,750	Owens-Illinois, Inc. †	189,405
2,950	Praxair, Inc.	266,267
4,100	Sensient Technologies Corp.	125,009
		1,676,940
Telecommunication Services — (0.8)%
9,100	America Movil SAB de CV ADR, Ser L	485,303
18,300	Frontier Communications Corp.	149,511
3,500	NII Holdings, Inc. †	143,850
70,500	Qwest Communications International, Inc.	442,035
5,250	SBA Communications Corp., Class A †	211,575
		1,432,274
Utilities — (1.8)%
13,700	American Water Works Co., Inc.	318,799
24,150	Aqua America, Inc.	492,660
7,130	Atmos Energy Corp.	208,552
8,950	Calpine Corp. †	111,428
8,400	Consolidated Edison, Inc.	405,048
4,240	FirstEnergy Corp.	163,410
15,610	Integrys Energy Group, Inc.	812,657
5,800	NSTAR	228,230
10,850	NV Energy, Inc.	142,677
3,150	Ormat Technologies, Inc.	91,885
7,700	Vectren Corp.	199,199
3,050	Wisconsin Energy Corp.	176,290
		3,350,835

Securities Sold Short (Proceeds $46,731,472)		$50,928,840

† Non-income producing security.

ADR — American Depositary Receipt
LLC — Limited Liability Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's

‡ At September 30, 2010, the tax basis cost of the Portfolio's investments  (excluding securities sold short) was $213,143,957, and the unrealized appreciation and depreciation were $24,952,836 and $(4,358,433), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual and annual financial statements.

As of September 30, 2010, all of the Portfolio’s investments and securities sold short were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

WIL-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Wilshire Mutual Funds, Inc.

By (Signature and Title)		/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date:	November 23, 2010

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date:	November 23, 2010